UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21732

Mercer Funds

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices)(Zip Code)

Colin J. Dean, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 747-9500

Date of fiscal year end: March 31, 2018

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments. – The schedule of investments for the period ended December 31, 2017, is filed herewith.

Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.5%

	Aerospace & Defense — 1.5%

14,639	Boeing Co. (The)	4,317,187
1,550	Lockheed Martin Corp.	497,628
3,198	Northrop Grumman Corp.	981,498
11,219	Spirit AeroSystems Holdings, Inc. Class A	978,858
12,079	United Technologies Corp.	1,540,918

		8,316,089

	Agriculture — 0.5%

22,307	Altria Group, Inc.	1,592,943
6,311	Bunge, Ltd.	423,342
6,032	Philip Morris International, Inc.	637,281

		2,653,566

	Airlines — 2.1%

40,309	American Airlines Group, Inc.	2,097,277
71,296	Delta Air Lines, Inc.	3,992,576
35,093	Southwest Airlines Co.	2,296,837
49,567	United Continental Holdings, Inc.*	3,340,816

		11,727,506

	Apparel — 2.5%

33,600	Hanesbrands, Inc.‡	702,576
77,850	LVMH Moet Hennessy Louis Vuitton SE, ADR‡	4,569,795
20,659	Michael Kors Holdings, Ltd.*	1,300,484
109,320	NIKE, Inc. Class B	6,837,966
5,141	VF Corp.	380,434

		13,791,255

	Auto Manufacturers — 1.2%

51,435	Fiat Chrysler Automobiles NV	917,601
112,795	General Motors Co.	4,623,467
16,764	PACCAR, Inc.	1,191,585

		6,732,653

	Auto Parts & Equipment — 1.3%

47,400	Goodyear Tire & Rubber Co. (The)	1,531,494
14,480	Lear Corp.	2,558,037
52,491	Magna International, Inc. Class A	2,974,665

		7,064,196

	Banks — 4.9%

187,660	Bank of America Corp.	5,539,723
24,600	BNP Paribas SA, ADR‡	918,810
8,691	CIT Group, Inc.	427,858
101,522	Citigroup, Inc.	7,554,252
48,082	Citizens Financial Group, Inc.	2,018,482

See accompanying Notes to the Schedule of Investments.	1

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Banks — continued

14,023	Fifth Third Bancorp	425,458
19,560	First Republic Bank	1,694,678
3,078	Goldman Sachs Group, Inc. (The)	784,151
48,188	JPMorgan Chase & Co.	5,153,225
16,612	Morgan Stanley	871,632
115,250	Regions Financial Corp.	1,991,520

		27,379,789

	Beverages — 5.1%

29,625	Anheuser-Busch InBev SA, ADR‡	3,304,965
153,475	Coca-Cola Co. (The)	7,041,433
36,430	Diageo Plc, ADR‡	5,319,873
110,075	Heineken NV, ADR‡	5,737,109
16,500	Molson Coors Brewing Co. Class B	1,354,155
34,547	Monster Beverage Corp.*	2,186,480
27,174	PepsiCo, Inc.	3,258,706

		28,202,721

	Biotechnology — 2.6%

17,403	Alexion Pharmaceuticals, Inc.*	2,081,225
281	Biogen, Inc.*	89,518
24,911	Celgene Corp.*	2,599,712
56,223	Gilead Sciences, Inc.	4,027,815
10,684	Illumina, Inc.*	2,334,347
21,759	Vertex Pharmaceuticals, Inc.*	3,260,804

		14,393,421

	Building Materials — 0.4%

49,024	Masco Corp.	2,154,115

	Chemicals — 2.4%

32,163	Celanese Corp. Series A	3,444,014
9,720	DowDuPont, Inc.	692,258
16,400	Eastman Chemical Co.	1,519,296
61,239	LyondellBasell Industries NV Class A	6,755,887
6,914	Westlake Chemical Corp.	736,548

		13,148,003

	Commercial Services — 2.5%

43,900	AerCap Holdings NV*	2,309,579
20,700	Macquarie Infrastructure Corp.	1,328,940
3,664	ManpowerGroup, Inc.	462,067
21,602	New Oriental Education & Technology Group, Inc., ADR	2,030,588
29,890	PayPal Holdings, Inc.*	2,200,502
36,265	Quanta Services, Inc.*	1,418,324
1,057	S&P Global, Inc.	179,056
7,802	United Rentals, Inc.*	1,341,242

2	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — continued

126,373	Western Union Co. (The)	2,402,350

		13,672,648

	Computers — 2.0%

28,684	Apple, Inc.	4,854,193
31,301	Cognizant Technology Solutions Corp. Class A	2,222,997
61,645	HP, Inc.	1,295,162
1,991	International Business Machines Corp.	305,459
25,219	NetApp, Inc.	1,395,115
11,956	Seagate Technology Plc‡	500,239
7,627	Western Digital Corp.	606,575

		11,179,740

	Cosmetics & Personal Care — 1.5%

2,240	Colgate-Palmolive Co.	169,008
87,652	Procter & Gamble Co. (The)	8,053,466

		8,222,474

	Distribution & Wholesale — 0.2%

4,881	W.W. Grainger, Inc.‡	1,153,136

	Diversified Financial Services — 5.0%

38,813	Ally Financial, Inc.	1,131,787
20,735	American Express Co.	2,059,193
38,268	Ameriprise Financial, Inc.	6,485,278
55,319	Charles Schwab Corp. (The)	2,841,737
53,663	Discover Financial Services	4,127,758
21,119	Intercontinental Exchange, Inc.	1,490,157
57,873	Leucadia National Corp.	1,533,056
10,076	Mastercard, Inc. Class A	1,525,103
20,514	Navient Corp.	273,246
31,000	OneMain Holdings, Inc.*	805,690
63,800	Santander Consumer USA Holdings, Inc.	1,187,956
28,200	Synchrony Financial	1,088,802
30,903	Visa, Inc. Class A‡	3,523,560

		28,073,323

	Electric — 0.6%

118,173	AES Corp.	1,279,813
11,033	CenterPoint Energy, Inc.	312,896
24,374	Entergy Corp.	1,983,800

		3,576,509

	Electrical Components & Equipment — 0.2%

5,284	Acuity Brands, Inc.	929,984

See accompanying Notes to the Schedule of Investments.	3

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Electronics — 1.1%

98,228	Corning, Inc.	3,142,314
225	Mettler-Toledo International, Inc.*	139,392
29,650	TE Connectivity, Ltd.	2,817,936

		6,099,642

	Engineering & Construction — 0.4%

20,700	AECOM*	769,005
22,824	Jacobs Engineering Group, Inc.	1,505,471

		2,274,476

	Food — 4.5%

64,216	Conagra Brands, Inc.	2,419,017
20,209	General Mills, Inc.	1,198,191
47,317	Hershey Co. (The)	5,370,953
78,875	Kellogg Co.‡	5,361,922
32,411	Kroger Co. (The)	889,682
79,775	Nestle SA, ADR	6,858,257
44,618	Sysco Corp.	2,709,651
4,541	Tyson Foods, Inc. Class A	368,139

		25,175,812

	Health Care - Products — 0.9%

34,082	Baxter International, Inc.	2,203,061
17,230	Edwards Lifesciences Corp.*	1,941,993
6,000	Zimmer Biomet Holdings, Inc.	724,020

		4,869,074

	Health Care - Services — 1.3%

3,722	Aetna, Inc.	671,412
4,121	Anthem, Inc.	927,266
4,914	Centene Corp.*	495,724
4,196	HCA Healthcare, Inc.*	368,577
6,889	Humana, Inc.	1,708,954
8,418	Laboratory Corp. of America Holdings*	1,342,755
5,873	Quest Diagnostics, Inc.	578,432
6,424	UnitedHealth Group, Inc.	1,416,235

		7,509,355

	Home Builders — 1.1%

63,244	D.R. Horton, Inc.	3,229,871
93,883	PulteGroup, Inc.	3,121,610

		6,351,481

	Insurance — 4.1%

287,426	Aegon NV, ADR	1,810,784
13,207	Aflac, Inc.	1,159,310
22,231	Allstate Corp. (The)	2,327,808
12,016	Berkshire Hathaway, Inc. Class B*	2,381,812

4	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued

66,000	Hartford Financial Services Group, Inc. (The)	3,714,480
36,425	Lincoln National Corp.	2,799,990
6,640	MetLife, Inc.	335,718
20,654	Prudential Financial, Inc.	2,374,797
31,600	Radian Group, Inc.	651,276
37,899	Unum Group	2,080,276
87,638	XL Group, Ltd.	3,081,352

		22,717,603

	Internet — 4.6%

16,067	Alibaba Group Holding, Ltd., ADR* ‡	2,770,433
1,511	Alphabet, Inc. Class A*	1,591,687
4,520	Alphabet, Inc. Class C*	4,729,728
3,136	Amazon.com, Inc.*	3,667,458
43,628	eBay, Inc.*	1,646,521
2,993	F5 Networks, Inc.*	392,741
20,739	Facebook, Inc. Class A*	3,659,604
4,948	MercadoLibre, Inc.‡	1,556,938
2,052	Priceline Group, Inc. (The)*	3,565,842
17,945	VeriSign, Inc.* ‡	2,053,626

		25,634,578

	Iron & Steel — 0.2%

12,740	Reliance Steel & Aluminum Co.	1,092,965

	Leisure Time — 1.3%

97,699	Carnival Corp.	6,484,283
10,300	Norwegian Cruise Line Holdings, Ltd.*	548,475
3,898	Royal Caribbean Cruises, Ltd.	464,953

		7,497,711

	Lodging — 0.6%

7,924	Las Vegas Sands Corp.	550,639
24,176	Wyndham Worldwide Corp.	2,801,273

		3,351,912

	Machinery - Diversified — 0.6%

26,415	Cognex Corp.	1,615,542
9,538	Cummins, Inc.	1,684,792

		3,300,334

	Media — 3.5%

26,359	CBS Corp. Class B	1,555,181
174,775	Comcast Corp. Class A	6,999,739
78,045	News Corp. Class A	1,265,109
221,699	Sirius XM Holdings, Inc.‡	1,188,307
4,359	Thomson Reuters Corp. (New York Exchange)	190,009

See accompanying Notes to the Schedule of Investments.	5

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Media — continued

76,375	Walt Disney Co. (The)	8,211,076

		19,409,421

	Mining — 0.1%

18,775	Teck Resources, Ltd. Class B‡	491,342

	Miscellaneous - Manufacturing — 0.3%

7,300	Eaton Corp. Plc	576,773
49,625	General Electric Co.	865,956

		1,442,729

	Oil & Gas — 5.8%

19,400	Anadarko Petroleum Corp.	1,040,616
12,167	Andeavor	1,391,175
98,473	BP Plc, ADR	4,138,820
97,800	Canadian Natural Resources, Ltd.	3,493,416
11,127	Chevron Corp.	1,392,989
56,364	ConocoPhillips	3,093,820
54,524	Devon Energy Corp.	2,257,293
2,001	Exxon Mobil Corp.	167,364
27,900	Helmerich & Payne, Inc.‡	1,803,456
38,051	Marathon Oil Corp.	644,203
45,106	Marathon Petroleum Corp.	2,976,094
5,660	Phillips 66	572,509
10,918	Pioneer Natural Resources Co.	1,887,176
60,234	Southwestern Energy Co.*	336,106
79,958	Valero Energy Corp.	7,348,940

		32,543,977

	Oil & Gas Services — 0.4%

24,400	Oceaneering International, Inc.	515,816
26,700	Schlumberger, Ltd.	1,799,313

		2,315,129

	Packaging & Containers — 0.3%

22,400	Crown Holdings, Inc.*	1,260,000
8,135	Sealed Air Corp.	401,055

		1,661,055

	Pharmaceuticals — 4.8%

8,900	AbbVie, Inc.	860,719
49,855	Bristol-Myers Squibb Co.	3,055,114
11,585	Eli Lilly & Co.	978,469
48,461	Express Scripts Holding Co.*	3,617,129
55,300	Horizon Pharma Plc*	807,380
3,600	Jazz Pharmaceuticals Plc*	484,740
32,854	Johnson & Johnson	4,590,361
16,400	Mallinckrodt Plc* ‡	369,984

6	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals — continued

13,866	McKesson Corp.	2,162,403
40,432	Merck & Co., Inc.	2,275,108
25,100	Mylan NV*	1,061,981
121,740	Pfizer, Inc.	4,409,423
15,040	Shire Plc, ADR	2,333,005

		27,005,816

	Pipelines — 0.2%

69,100	Kinder Morgan, Inc.	1,248,637

	Private Equity — 1.0%

67,920	Blackstone Group, LP (The)	2,174,798
162,030	KKR & Co., LP	3,412,352

		5,587,150

	Real Estate — 0.4%

49,086	CBRE Group, Inc. Class A*	2,125,915

	REITS — 0.1%

11,092	Host Hotels & Resorts, Inc. REIT	220,176
33,015	Two Harbors Investment Corp. REIT	536,824

		757,000

	Retail — 10.6%

12,800	Advance Auto Parts, Inc.	1,276,032
29,464	Bed Bath & Beyond, Inc.	647,913
51,703	Best Buy Co., Inc.	3,540,104
9,279	Costco Wholesale Corp.	1,727,007
39,205	CVS Health Corp.	2,842,363
49,900	Darden Restaurants, Inc.	4,791,398
22,000	Dick’s Sporting Goods, Inc.	632,280
7,416	Domino’s Pizza, Inc.‡	1,401,327
16,825	Dunkin’ Brands Group, Inc.	1,084,708
11,447	Foot Locker, Inc.	536,635
15,258	Gap, Inc. (The)	519,687
21,380	Kohl’s Corp.	1,159,437
19,307	Lowe’s Cos., Inc.	1,794,393
55,445	Lululemon Athletica, Inc.*	4,357,423
56,013	McDonald’s Corp.	9,640,958
42,228	Starbucks Corp.	2,425,154
55,749	Target Corp.	3,637,622
29,619	Ulta Salon Cosmetics & Fragrance, Inc.*	6,624,586
89,045	Wal-Mart Stores, Inc.	8,793,194
4,566	Walgreens Boots Alliance, Inc.	331,583
17,783	Yum! Brands, Inc.	1,451,271

		59,215,075

See accompanying Notes to the Schedule of Investments.	7

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Semiconductors — 2.6%

85,049	Applied Materials, Inc.	4,347,705
10,748	KLA-Tencor Corp.	1,129,292
7,387	Lam Research Corp.	1,359,725
62,731	Micron Technology, Inc.*	2,579,499
11,517	NVIDIA Corp.	2,228,539
26,074	Texas Instruments, Inc.	2,723,169

		14,367,929

	Shipbuilding — 0.2%

4,824	Huntington Ingalls Industries, Inc.	1,137,017

	Software — 6.9%

42,701	Activision Blizzard, Inc.	2,703,827
13,040	Adobe Systems, Inc.*	2,285,129
87,875	Cadence Design Systems, Inc.*	3,674,932
13,193	CDK Global, Inc.	940,397
15,667	Citrix Systems, Inc.*	1,378,696
75,200	First Data Corp. Class A*	1,256,592
12,047	Intuit, Inc.	1,900,776
156,383	Microsoft Corp.	13,377,002
9,631	MSCI, Inc. Class A	1,218,707
22,975	salesforce.com, Inc.*	2,348,734
18,535	ServiceNow, Inc.*	2,416,779
32,831	Splunk, Inc.*	2,719,720
23,653	Synopsys, Inc.*	2,016,182

		38,237,473

	Telecommunications — 1.9%

44,000	AT&T, Inc.	1,710,720
79,791	CenturyLink, Inc.	1,330,914
70,860	Cisco Systems, Inc.	2,713,938
14,036	Motorola Solutions, Inc.	1,268,012
28,536	Telstra Corp., Ltd., ADR‡	403,785
60,141	Verizon Communications, Inc.	3,183,263

		10,610,632

	Transportation — 0.2%

1,135	J.B. Hunt Transport Services, Inc.	130,502
8,884	Kansas City Southern	934,775

		1,065,277

	TOTAL COMMON STOCKS (COST $439,899,019)	537,467,645

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.3%

	Bank Deposit — 1.5%

8,555,194	State Street Bank & Trust Euro Time Deposit, 0.12%, due 01/02/18	8,555,194

8	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)		Description	Value ($)

		Mutual Fund - Securities Lending Collateral — 1.7%

9,164,173		State Street Institutional U.S. Government Money Market Fund, Premier Class***	9,164,173

		U.S. Government and Agency Obligations — 0.1%

550,000		United States Treasury Bill, 1.21%, due 04/05/18** ‡‡	548,034

		TOTAL SHORT-TERM INVESTMENTS (COST $18,267,640)	18,267,401

		TOTAL INVESTMENTS — 99.8% (Cost $458,166,659)	555,735,046

		Other Assets and Liabilities (net) — 0.2%	980,859

		NET ASSETS — 100.0%	$556,715,905

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.	9

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
25	S&P 500 E-mini Index	Mar 2018	$3,345,000	$(11,721)
2	S&P Mid 400 E-mini Index	Mar 2018	380,480	1,661

				$(10,060)

10	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.5
Futures Contracts	0.0
Short-Term Investments	3.3
Other Assets and Liabilities (net)	0.2

100.0%

See accompanying Notes to the Schedule of Investments.	11

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.5%

	Aerospace & Defense — 1.9%

19,305	Astronics Corp.*	800,578
23,704	HEICO Corp.	2,236,472
38,370	KLX, Inc.*	2,618,753
15,500	Moog, Inc. Class A*	1,346,175
20,862	Orbital ATK, Inc.	2,743,353
50,900	Spirit AeroSystems Holdings, Inc. Class A	4,441,025
9,645	Teledyne Technologies, Inc.*	1,747,192
7,686	TransDigm Group, Inc.‡	2,110,729

		18,044,277

	Agriculture — 0.2%

27,600	Bunge, Ltd.	1,851,408
300	Universal Corp.	15,750

		1,867,158

	Airlines — 0.6%

24,100	Alaska Air Group, Inc.	1,771,591
111,000	JetBlue Airways Corp.*	2,479,740
22,800	SkyWest, Inc.	1,210,680

		5,462,011

	Apparel — 0.9%

30,778	Carter’s, Inc.	3,616,107
19,082	Columbia Sportswear Co.	1,371,614
20,085	Deckers Outdoor Corp.*	1,611,822
39,700	Michael Kors Holdings, Ltd.*	2,499,115

		9,098,658

	Auto Manufacturers — 0.2%

93,900	Wabash National Corp.‡	2,037,630

	Auto Parts & Equipment — 2.2%

29,800	Allison Transmission Holdings, Inc.	1,283,486
30,100	BorgWarner, Inc.	1,537,809
8,800	Cooper-Standard Holdings, Inc.*	1,078,000
72,020	Dana, Inc.	2,305,360
17,730	Delphi Technologies Plc*	930,293
35,489	Dorman Products, Inc.*	2,169,797
81,300	Goodyear Tire & Rubber Co. (The)	2,626,803
13,949	LCI Industries	1,813,370
16,500	Lear Corp.	2,914,890
27,700	Tenneco, Inc.	1,621,558
39,700	Tower International, Inc.	1,212,835
13,373	WABCO Holdings, Inc.*	1,919,026

		21,413,227

12	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Banks — 7.6%

58,185	Ameris Bancorp	2,804,517
47,900	Banco Latinoamericano de Comercio Exterior SA	1,288,510
127,195	Bank of NT Butterfield & Son, Ltd. (The)	4,615,907
76,125	BankUnited, Inc.	3,099,810
21,400	Bryn Mawr Bank Corp.	945,880
108,580	CIT Group, Inc.	5,345,393
37,470	Columbia Banking System, Inc.	1,627,697
37,750	East-West Bancorp, Inc.	2,296,332
39,200	Fidelity Southern Corp.	854,560
162,040	First Horizon National Corp.	3,239,179
27,100	First Interstate BancSystem, Inc.	1,085,355
48,827	Glacier Bancorp, Inc.‡	1,923,296
48,700	Hanmi Financial Corp.	1,478,045
22,685	Heritage Financial Corp.	698,698
62,585	Home BancShares, Inc.	1,455,101
91,700	Hope Bancorp, Inc.	1,673,525
30,200	International Bancshares Corp.	1,198,940
95,100	Old National Bancorp	1,659,495
41,615	PacWest Bancorp	2,097,396
27,733	Pinnacle Financial Partners, Inc.	1,838,698
251,000	Regions Financial Corp.	4,337,280
21,927	Signature Bank*	3,009,700
20,175	SVB Financial Group*	4,716,310
162,200	TCF Financial Corp.	3,325,100
39,389	Texas Capital Bancshares, Inc.* ‡	3,501,682
17,800	UMB Financial Corp.	1,280,176
41,111	Webster Financial Corp.	2,308,794
144,013	Western Alliance Bancorp*	8,154,016
46,900	Zions Bancorporation	2,383,927

		74,243,319

	Biotechnology — 1.4%

54,390	Acceleron Pharma, Inc.* ‡	2,308,312
29,230	Bio-Rad Laboratories, Inc. Class A*	6,976,324
30,840	Bioverativ, Inc.*	1,662,893
54,810	Medicines Co. (The)* ‡	1,498,505
9,400	United Therapeutics Corp.*	1,390,730

		13,836,764

	Building Materials — 2.2%

30,548	Apogee Enterprises, Inc.‡	1,396,960
74,995	Boise Cascade Co.	2,992,301
201,190	Builders FirstSource, Inc.*	4,383,930
18,791	Eagle Materials, Inc.	2,129,020
19,815	Lennox International, Inc.	4,126,672
26,500	Owens Corning	2,436,410
114,933	Summit Materials, Inc. Class A* ‡	3,613,507

		21,078,800

See accompanying Notes to the Schedule of Investments.	13

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Chemicals — 2.8%

64,230	Axalta Coating Systems, Ltd.*	2,078,483
31,200	Cabot Corp.	1,921,608
25,200	Celanese Corp. Series A	2,698,416
26,400	Eastman Chemical Co.	2,445,696
133,400	Huntsman Corp.	4,440,886
18,239	Ingevity Corp.*	1,285,302
41,015	Innospec, Inc.	2,895,659
13,197	Quaker Chemical Corp.	1,989,976
79,209	RPM International, Inc.	4,152,136
44,800	W.R. Grace & Co.	3,141,824

		27,049,986

	Commercial Services — 7.6%

73,185	Booz Allen Hamilton Holding Corp.	2,790,544
26,292	Bright Horizons Family Solutions, Inc.*	2,471,448
15,400	Carriage Services, Inc.	395,934
32,965	CoStar Group, Inc.*	9,788,957
30,700	Deluxe Corp.	2,358,988
15,500	Euronet Worldwide, Inc.*	1,306,185
73,908	Gartner, Inc.*	9,101,770
26,072	Grand Canyon Education, Inc.*	2,334,226
36,273	Healthcare Services Group, Inc.	1,912,313
40,537	HealthEquity, Inc.* ‡	1,891,456
30,812	IHS Markit, Ltd.*	1,391,162
36,684	KAR Auction Services, Inc.	1,852,909
47,813	Live Nation Entertainment, Inc.*	2,035,399
9,425	LSC Communications, Inc.	142,789
29,000	ManpowerGroup, Inc.	3,657,190
34,470	MarketAxess Holdings, Inc.	6,954,323
27,703	Paylocity Holding Corp.*	1,306,473
113,288	Ritchie Bros Auctioneers, Inc.‡	3,390,710
41,960	Robert Half International, Inc.	2,330,458
25,133	RR Donnelley & Sons Co.	233,737
37,440	Sotheby’s*	1,931,904
58,820	Total System Services, Inc.	4,652,074
86,403	TransUnion*	4,748,709
73,600	Western Union Co. (The)‡	1,399,136
21,940	WEX, Inc.* ‡	3,098,586

		73,477,380

	Computers — 1.6%

77,300	Convergys Corp.	1,816,550
66,610	Fortinet, Inc.*	2,910,191
51,602	Lumentum Holdings, Inc.* ‡	2,523,338
36,540	Mercury Systems, Inc.*	1,876,329
150,040	NCR Corp.*	5,099,859
42,200	Seagate Technology Plc‡	1,765,648

		15,991,915

14	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Distribution & Wholesale — 0.4%

53,800	Owens & Minor, Inc.	1,015,744
12,494	Pool Corp.	1,619,847
25,400	ScanSource, Inc.*	909,320

		3,544,911

	Diversified Financial Services — 2.3%

65,200	Ally Financial, Inc.	1,901,232
33,470	Artisan Partners Asset Management, Inc. Class A	1,322,065
13,545	CBOE Holdings, Inc.	1,687,572
18,000	Federal Agricultural Mortgage Corp. Class C	1,408,320
42,900	Lazard, Ltd. Class A	2,252,250
54,700	Legg Mason, Inc.	2,296,306
96,000	Navient Corp.	1,278,720
28,965	Raymond James Financial, Inc.	2,586,574
33,286	SEI Investments Co.	2,391,932
77,455	SLM Corp.*	875,241
21,151	Stifel Financial Corp.	1,259,754
42,612	WageWorks, Inc.*	2,641,944

		21,901,910

	Electric — 1.1%

58,900	AES Corp.	637,887
23,100	CenterPoint Energy, Inc.	655,116
27,000	Entergy Corp.	2,197,530
135,781	OGE Energy Corp.	4,468,553
48,235	Portland General Electric Co.	2,198,551
12,900	SCANA Corp.	513,162

		10,670,799

	Electrical Components & Equipment — 0.8%

23,912	Advanced Energy Industries, Inc.*	1,613,582
30,400	Energizer Holdings, Inc.‡	1,458,592
38,770	EnerSys	2,699,555
37,494	Generac Holdings, Inc.*	1,856,703

		7,628,432

	Electronics — 3.1%

21,700	Arrow Electronics, Inc.*	1,744,897
45,300	Avnet, Inc.	1,794,786
27,421	Coherent, Inc.*	7,738,755
117,400	Flex, Ltd.*	2,112,026
60,790	FLIR Systems, Inc.	2,834,030
34,000	Jabil, Inc.	892,500
3,548	Mettler-Toledo International, Inc.*	2,198,057
45,935	National Instruments Corp.	1,912,274
12,857	Rogers Corp.*	2,081,805
43,100	Sanmina Corp.*	1,422,300
54,831	Trimble, Inc.*	2,228,332
68,200	TTM Technologies, Inc.*	1,068,694
117,800	Vishay Intertechnology, Inc.	2,444,350

		30,472,806

See accompanying Notes to the Schedule of Investments.	15

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Energy-Alternate Sources — 0.1%

61,000	Renewable Energy Group, Inc.* ‡	719,800

	Engineering & Construction — 0.9%

37,900	Chicago Bridge & Iron Co. NV	611,706
45,726	Exponent, Inc.	3,251,119
40,870	MasTec, Inc.*	2,000,586
36,300	TopBuild Corp.*	2,749,362

		8,612,773

	Entertainment — 0.9%

79,949	Lions Gate Entertainment Corp. Class B*	2,537,581
30,110	Six Flags Entertainment Corp.‡	2,004,423
21,036	Vail Resorts, Inc.	4,469,519

		9,011,523

	Food — 1.4%

38,254	Blue Buffalo Pet Products, Inc.* ‡	1,254,349
22,700	Ingles Markets, Inc. Class A	785,420
26,312	John B Sanfilippo & Son, Inc.	1,664,234
64,700	Pilgrim’s Pride Corp.* ‡	2,009,582
52,730	Pinnacle Foods, Inc.	3,135,853
20,600	Sanderson Farms, Inc.‡	2,858,868
29,600	SpartanNash Co.	789,728
14,520	TreeHouse Foods, Inc.*	718,159

		13,216,193

	Forest Products & Paper — 0.6%

27,100	Clearwater Paper Corp.*	1,230,340
13,514	Deltic Timber Corp.	1,237,207
75,374	PH Glatfelter Co.	1,616,018
35,400	Schweitzer-Mauduit International, Inc.	1,605,744

		5,689,309

	Hand & Machine Tools — 0.5%

24,170	Lincoln Electric Holdings, Inc.	2,213,489
18,100	Regal Beloit Corp.	1,386,460
8,875	Snap-on, Inc.‡	1,546,912

		5,146,861

	Health Care - Products — 3.6%

6,232	ABIOMED, Inc.*	1,167,939
7,244	Align Technology, Inc.*	1,609,545
9,054	Cantel Medical Corp. Class B	931,385
66,120	Globus Medical, Inc. Class A*	2,717,532
14,105	ICU Medical, Inc.*	3,046,680
11,207	IDEXX Laboratories, Inc.*	1,752,551
25,700	Integer Holdings Corp.*	1,164,210
56,023	K2M Group Holdings, Inc.*	1,008,414

16	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — continued

24,900	LivaNova Plc*	1,990,008
36,856	Merit Medical Systems, Inc.*	1,592,179
15,972	Penumbra, Inc.* ‡	1,502,965
85,145	STERIS Plc	7,447,633
49,221	West Pharmaceutical Services, Inc.‡	4,856,636
177,406	Wright Medical Group NV* ‡	3,938,413

		34,726,090

	Health Care - Services — 1.3%

42,531	Acadia Healthcare Co., Inc.* ‡	1,387,787
56,600	Ensign Group, Inc. (The)	1,256,520
40,040	Envision Healthcare Corp.* ‡	1,383,782
19,704	ICON Plc, ADR*	2,209,804
31,700	LifePoint Health, Inc.*	1,578,660
23,450	Quest Diagnostics, Inc.	2,309,590
11,308	WellCare Health Plans, Inc.*	2,274,152

		12,400,295

	Home Builders — 1.6%

15,629	Cavco Industries, Inc.*	2,384,986
60,700	PulteGroup, Inc.	2,018,275
145,000	Taylor Morrison Home Corp. Class A*	3,548,150
13,200	Thor Industries, Inc.	1,989,504
331,710	TRI Pointe Group, Inc.*	5,944,243

		15,885,158

	Home Furnishings — 0.3%

17,165	American Woodmark Corp.*	2,235,741
23,400	Ethan Allen Interiors, Inc.	669,240

		2,904,981

	Household Products & Wares — 0.4%

31,980	Avery Dennison Corp.	3,673,223

	Housewares — 0.4%

47,207	Toro Co. (The)	3,079,313
19,800	Tupperware Brands Corp.	1,241,460

		4,320,773

	Insurance — 4.7%

50,415	Arthur J. Gallagher & Co.	3,190,261
29,000	Aspen Insurance Holdings, Ltd.	1,177,400
11,000	Assurant, Inc.	1,109,240
64,200	Assured Guaranty, Ltd.	2,174,454
78,685	Axis Capital Holdings, Ltd.	3,954,708
134,700	CNO Financial Group, Inc.	3,325,743
91,730	Essent Group, Ltd.*	3,982,916
12,400	Everest Re Group, Ltd.	2,743,624

See accompanying Notes to the Schedule of Investments.	17

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued

18,600	HCI Group, Inc.	556,140
66,600	Heritage Insurance Holdings, Inc.‡	1,200,132
51,565	James River Group Holdings, Ltd.	2,063,116
48,000	Lincoln National Corp.	3,689,760
170,000	MGIC Investment Corp.*	2,398,700
39,774	ProAssurance Corp.	2,273,084
33,871	Reinsurance Group of America, Inc.	5,281,505
63,300	Universal Insurance Holdings, Inc.‡	1,731,255
73,600	Unum Group	4,039,904
30,760	XL Group, Ltd.	1,081,522

		45,973,464

	Internet — 0.4%

12,400	Akamai Technologies, Inc.*	806,496
41,984	Cogent Communications Holdings, Inc.	1,901,875
10,700	F5 Networks, Inc.*	1,404,054

		4,112,425

	Investment Companies — 0.2%

57,300	Ares Capital Corp.	900,756
59,200	New Mountain Finance Corp.	802,160
104,525	Oaktree Specialty Lending Corp.	511,127

		2,214,043

	Iron & Steel — 0.4%

43,095	Reliance Steel & Aluminum Co.	3,697,120

	Leisure Time — 1.4%

31,400	Brunswick Corp.	1,733,908
36,795	Camping World Holdings, Inc. Class A	1,645,840
82,200	Harley-Davidson, Inc.‡	4,182,336
64,813	Horizon Global Corp.* ‡	908,678
79,320	Planet Fitness, Inc. Class A*	2,746,852
19,602	Polaris Industries, Inc.	2,430,452

		13,648,066

	Lodging — 0.6%

99,010	Boyd Gaming Corp.‡	3,470,300
23,900	Wyndham Worldwide Corp.	2,769,293

		6,239,593

	Machinery - Construction & Mining — 0.1%

13,600	Oshkosh Corp.	1,236,104

	Machinery - Diversified — 3.4%

68,592	Albany International Corp. Class A	4,214,978
38,046	Altra Industrial Motion Corp.	1,917,518
53,600	Briggs & Stratton Corp.	1,359,832

18	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Machinery - Diversified — continued

53,510	Cognex Corp.	3,272,672
48,880	Flowserve Corp.‡	2,059,314
164,708	Gardner Denver Holdings, Inc.*	5,588,543
47,787	Graco, Inc.	2,160,928
26,759	Middleby Corp. (The)*	3,611,127
18,690	Nordson Corp.	2,736,216
33,972	Wabtec Corp.‡	2,766,340
34,962	Zebra Technologies Corp. Class A*	3,629,056

		33,316,524

	Media — 0.3%

14,800	AMC Networks, Inc. Class A* ‡	800,384
21,270	Nexstar Media Group, Inc. Class A‡	1,663,314
67,300	TEGNA, Inc.	947,584

		3,411,282

	Metal Fabricate & Hardware — 0.7%

45,900	Global Brass & Copper Holdings, Inc.	1,519,290
25,281	RBC Bearings, Inc.*	3,195,518
31,900	Sun Hydraulics Corp.	2,063,611

		6,778,419

	Mining — 0.2%

33,625	Materion Corp.	1,634,175

	Miscellaneous - Manufacturing — 1.8%

45,400	American Outdoor Brands Corp.* ‡	582,936
46,910	AO Smith Corp.	2,874,645
16,249	AptarGroup, Inc.	1,401,964
40,100	Crane Co.	3,577,722
30,132	Hexcel Corp.	1,863,664
40,100	ITT, Inc.	2,140,137
15,852	John Bean Technologies Corp.	1,756,401
12,800	Textron, Inc.	724,352
35,700	Trinseo SA	2,591,820

		17,513,641

	Office & Business Equipment — 0.2%

93,800	Pitney Bowes, Inc.	1,048,684
26,200	Xerox Corp.	763,730

		1,812,414

	Oil & Gas — 4.0%

29,730	Andeavor	3,399,328
183,106	Callon Petroleum Co.* ‡	2,224,738
258,350	Carrizo Oil & Gas, Inc.* ‡	5,497,688
94,300	Diamond Offshore Drilling, Inc.* ‡	1,753,037
38,972	Diamondback Energy, Inc.*	4,920,215

See accompanying Notes to the Schedule of Investments.	19

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — continued

100,345	EQT Corp.	5,711,637
65,648	Matador Resources Co.* ‡	2,043,622
37,300	Murphy Oil Corp.‡	1,158,165
23,100	Murphy USA, Inc.*	1,856,316
95,530	Newfield Exploration Co.*	3,012,061
58,300	Par Pacific Holdings, Inc.*	1,124,024
37,125	Parsley Energy, Inc. Class A*	1,092,960
31,800	PBF Energy, Inc. Class A	1,127,310
63,420	PDC Energy, Inc.*	3,268,667
79,672	QEP Resources, Inc.*	762,461

		38,952,229

	Oil & Gas Services — 0.5%

37,436	Dril-Quip, Inc.*	1,785,698
59,700	Matrix Service Co.*	1,062,660
33,897	Oil States International, Inc.*	959,285
69,140	Superior Energy Services, Inc.*	665,818

		4,473,461

	Packaging & Containers — 0.3%

14,515	Bemis Co., Inc.	693,672
74,600	Owens-Illinois, Inc.*	1,653,882
5,800	Packaging Corp. of America	699,190

		3,046,744

	Pharmaceuticals — 2.7%

34,787	Alkermes Plc* ‡	1,903,893
13,420	Avexis, Inc.*	1,485,192
67,766	Catalent, Inc.*	2,783,827
16,400	Eagle Pharmaceuticals, Inc.* ‡	876,088
63,928	Impax Laboratories, Inc.*	1,064,401
95,479	Ironwood Pharmaceuticals, Inc.* ‡	1,431,230
24,157	Jazz Pharmaceuticals Plc*	3,252,740
50,275	Lannett Co., Inc.* ‡	1,166,380
36,800	Mallinckrodt Plc* ‡	830,208
90,640	Nektar Therapeutics* ‡	5,413,021
23,029	Neurocrine Biosciences, Inc.* ‡	1,786,820
44,845	Pacira Pharmaceuticals, Inc.* ‡	2,047,174
52,001	Premier, Inc. Class A*	1,517,909
64,800	Sucampo Pharmaceuticals, Inc. Class A* ‡	1,163,160

		26,722,043

	Real Estate — 0.2%

23,630	FirstService Corp.	1,652,210

	REITS — 6.9%

76,564	American Campus Communities, Inc. REIT	3,141,421
227,300	Annaly Capital Management, Inc. REIT	2,702,597

20	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	REITS — continued

115,927	Brandywine Realty Trust REIT	2,108,712
50,900	Brixmor Property Group, Inc. REIT	949,794
163,500	Cedar Realty Trust, Inc. REIT	994,080
99,300	Chimera Investment Corp. REIT	1,835,064
52,000	City Office, Inc. REIT	676,520
20,090	Coresite Realty Corp. REIT	2,288,251
44,870	CyrusOne, Inc. REIT	2,671,111
121,700	DDR Corp. REIT	1,090,432
99,641	Easterly Government Properties, Inc. REIT‡	2,126,339
102,100	Franklin Street Properties Corp. REIT	1,096,554
58,700	Government Properties Income Trust REIT‡	1,088,298
91,400	Hospitality Properties Trust REIT	2,728,290
81,000	Independence Realty Trust, Inc. REIT	817,290
59,000	InfraREIT, Inc. REIT	1,096,220
227,800	Lexington Realty Trust REIT	2,198,270
71,800	Mack-Cali Realty Corp. REIT	1,548,008
159,000	Medical Properties Trust, Inc. REIT	2,191,020
18,477	Mid-America Apartment Communities, Inc. REIT	1,858,047
57,600	MTGE Investment Corp. REIT	1,065,600
130,628	Physicians Realty Trust REIT	2,349,998
95,600	Piedmont Office Realty Trust, Inc. REIT Class A	1,874,716
56,600	Preferred Apartment Communities, Inc. REIT	1,146,150
178,660	Ramco-Gershenson Properties Trust REIT	2,631,662
84,500	RLJ Lodging Trust REIT	1,856,465
68,800	Sabra Healthcare, Inc. REIT	1,291,376
95,800	Select Income REIT	2,407,454
139,600	Senior Housing Properties Trust REIT	2,673,340
89,900	Starwood Property Trust, Inc. REIT	1,919,365
232,187	Summit Hotel Properties, Inc. REIT	3,536,208
63,780	Sun Communities, Inc. REIT	5,917,508
181,900	VEREIT, Inc. REIT	1,417,001
70,800	Xenia Hotels & Resorts, Inc. REIT	1,528,572

		66,821,733

	Retail — 3.8%

78,700	American Eagle Outfitters, Inc.	1,479,560
122,738	Arcos Dorados Holdings, Inc.*	1,270,338
40,211	BJ’s Restaurants, Inc.	1,463,680
72,100	Bloomin’ Brands, Inc.	1,538,614
80,526	BMC Stock Holdings, Inc.*	2,037,308
50,465	Burlington Stores, Inc.*	6,208,709
29,700	Dick’s Sporting Goods, Inc.	853,578
16,800	Dillard’s, Inc. Class A‡	1,008,840
33,296	Five Below, Inc.*	2,208,191
37,765	Floor & Decor Holdings, Inc.* ‡	1,838,400
30,300	Foot Locker, Inc.	1,420,464
178,689	Fred’s, Inc. Class A‡	723,691
153,390	Haverty Furniture Cos., Inc.¤	3,474,284
34,100	Kohl’s Corp.‡	1,849,243

See accompanying Notes to the Schedule of Investments.	21

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Retail — continued

19,302	Lithia Motors, Inc. Class A‡	2,192,514
76,226	Michaels Cos., Inc. (The)*	1,843,907
156,608	Office Depot, Inc.	554,392
31,204	PriceSmart, Inc.	2,686,664
60,400	Sonic Automotive, Inc. Class A‡	1,114,380
23,900	Williams-Sonoma, Inc.‡	1,235,630

		37,002,387

	Savings & Loans — 0.2%

33,800	Berkshire Hills Bancorp, Inc.	1,237,080
44,600	United Financial Bancorp, Inc.	786,744

		2,023,824

	Semiconductors — 3.3%

38,540	Advanced Micro Devices, Inc.* ‡	396,191
112,400	Cypress Semiconductor Corp.‡	1,712,976
42,380	Inphi Corp.* ‡	1,551,108
60,700	Kulicke & Soffa Industries, Inc.*	1,477,134
394,120	Lattice Semiconductor Corp.*	2,278,014
75,050	Mellanox Technologies, Ltd.* ‡	4,855,735
77,795	Microsemi Corp.*	4,018,112
252,590	ON Semiconductor Corp.*	5,289,235
23,234	Power Integrations, Inc.	1,708,861
30,905	Qorvo, Inc.*	2,058,273
43,608	Silicon Laboratories, Inc.*	3,850,586
74,555	Teradyne, Inc.	3,121,618

		32,317,843

	Shipbuilding — 0.1%

4,400	Huntington Ingalls Industries, Inc.	1,037,080

	Software — 5.8%

14,853	ANSYS, Inc.*	2,192,154
96,544	Black Knight, Inc.*	4,262,418
45,133	Blackbaud, Inc.	4,264,617
17,851	Broadridge Financial Solutions, Inc.	1,616,944
74,718	Callidus Software, Inc.*	2,140,671
38,709	Cotiviti Holdings, Inc.*	1,246,817
9,425	Donnelley Financial Solutions, Inc.*	183,693
12,023	EPAM Systems, Inc.*	1,291,631
28,157	Guidewire Software, Inc.* ‡	2,090,939
27,802	HubSpot, Inc.* ‡	2,457,697
16,625	j2 Global, Inc.	1,247,374
538,395	Mitel Networks Corp.*	4,430,991
32,556	MSCI, Inc. Class A	4,119,636
35,460	New Relic, Inc.*	2,048,524
62,794	PTC, Inc.*	3,815,991
70,150	RealPage, Inc.*	3,107,645
28,755	Splunk, Inc.*	2,382,064

22	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Software — continued

68,586	SS&C Technologies Holdings, Inc.	2,776,361
29,600	Talend SA, ADR* ‡	1,109,408
18,394	Tyler Technologies, Inc.*	3,256,658
19,160	Ultimate Software Group, Inc. (The)* ‡	4,181,287
30,783	Veeva Systems, Inc. Class A*	1,701,684

		55,925,204

	Telecommunications — 1.8%

24,300	Amdocs, Ltd.	1,591,164
23,670	ARRIS International Plc*	608,082
39,160	CommScope Holding Co., Inc.*	1,481,423
46,034	GTT Communications, Inc.* ‡	2,161,296
96,600	Juniper Networks, Inc.	2,753,100
24,658	LogMeIn, Inc.	2,823,341
30,700	Plantronics, Inc.	1,546,666
21,955	ViaSat, Inc.* ‡	1,643,332
66,870	Zayo Group Holdings, Inc.*	2,460,816

		17,069,220

	Transportation — 1.6%

31,300	Atlas Air Worldwide Holdings, Inc.*	1,835,745
31,325	J.B. Hunt Transport Services, Inc.	3,601,749
23,600	Old Dominion Freight Line, Inc.	3,104,580
24,200	Ryder System, Inc.	2,036,914
81,631	Schneider National, Inc. Class B‡	2,331,381
29,182	XPO Logistics, Inc.* ‡	2,672,779

		15,583,148

	TOTAL COMMON STOCKS (COST $731,110,378)	918,341,358

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.9%

	Bank Deposit — 5.5%

52,841,332	State Street Bank & Trust Euro Time Deposit, 0.12%, due 01/02/18	52,841,332

	Mutual Fund - Securities Lending Collateral — 2.3%

22,697,716	State Street Institutional U.S. Government Money Market Fund, Premier Class***	22,697,716

	U.S. Government and Agency Obligations — 0.1%

1,150,000	United States Treasury Bill, 1.21%, due 04/05/18** ‡‡	1,145,889

	TOTAL SHORT-TERM INVESTMENTS (COST $76,685,437)	76,684,937

	TOTAL INVESTMENTS — 102.4% (Cost $807,795,815)	995,026,295

	Other Assets and Liabilities (net) — (2.4)%	(22,849,981)

	NET ASSETS — 100.0%	$972,176,314

See accompanying Notes to the Schedule of Investments.	23

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	All or a portion of this security is pledged for open futures collateral.

***	Represents an investment of securities lending cash collateral.

¤	Illiquid security. The total market value of the securities at period end is $3,474,284 which represents 0.4% of net assets. The aggregate tax cost of these securities held at December 31, 2017 was $3,162,441.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

24	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
225	Russell 2000 Mini Index	Mar 2018	$17,285,625	$(54,185)
130	S&P Mid 400 E-mini Index	Mar 2018	24,731,200	(3,767)

				$(57,952)

See accompanying Notes to the Schedule of Investments.	25

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.5
Futures Contracts	0.0
Short-Term Investments	7.9
Other Assets and Liabilities (net)	(2.4)

100.0%

26	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.7%

	Australia — 4.1%

186,895	Aristocrat Leisure, Ltd.	3,464,465
1,444,167	Asaleo Care, Ltd.	1,694,333
47,485	ASX, Ltd.	2,037,522
175,400	Australia & New Zealand Banking Group, Ltd.	3,942,815
294,129	BGP Holdings Plc* **** ¤	—
331,433	BHP Billiton, Ltd.	7,665,441
277,774	BlueScope Steel, Ltd.	3,339,301
993,159	Brambles, Ltd.	7,822,370
149,401	carsales.com, Ltd.	1,693,214
254,300	Coca-Cola Amatil, Ltd.	1,692,645
94,959	Crown Resorts, Ltd.	967,024
133,240	CSL, Ltd.	14,725,393
724,300	CSR, Ltd.	2,696,594
1,105,906	Evolution Mining, Ltd.	2,292,209
328,100	Fortescue Metals Group, Ltd.	1,252,322
987,052	Genworth Mortgage Insurance Australia, Ltd.	2,316,068
365,400	Harvey Norman Holdings, Ltd.‡	1,191,776
176,700	Lendlease Group	2,259,667
45,800	Macquarie Group, Ltd.	3,568,993
130,170	McMillan Shakespeare, Ltd.	1,763,392
1,141,759	Metcash, Ltd.‡	2,786,244
197,831	Orica, Ltd.	2,800,677
103,045	OZ Minerals, Ltd.	738,265
18,182	Perpetual, Ltd.	687,588
1,410,268	Qantas Airways, Ltd.	5,559,328
249,400	Retail Food Group, Ltd.‡	481,819
67,137	Rio Tinto, Ltd.	3,980,875
228,358	South32, Ltd.	623,350
279,509	Steadfast Group, Ltd.	616,503
229,387	Technology One, Ltd.	889,899
1,145,960	Treasury Wine Estates, Ltd.	14,305,151

	Total Australia	99,855,243

	Austria — 1.0%

330,960	Erste Group Bank AG*	14,348,735
23,146	Oesterreichische Post AG	1,040,041
46,400	OMV AG	2,943,536
59,612	Vienna Insurance Group AG	1,844,313
80,733	Voestalpine AG	4,832,184

	Total Austria	25,008,809

	Belgium — 0.8%

55,042	Ageas	2,691,035
25,792	Bekaert SA	1,128,740
20,759	bpost SA	632,782
13,779	KBC Ancora	868,490
152,840	KBC Group NV	13,050,840

See accompanying Notes to the Schedule of Investments.	27

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Belgium — continued

31,766	Orange Belgium SA	667,531

	Total Belgium	19,039,418

	Bermuda — 0.2%

1,658,033	Esprit Holdings, Ltd.*	886,569
180,925	Hiscox, Ltd.	3,583,085
52,900	Hongkong Land Holdings, Ltd.	372,416
213,500	Johnson Electric Holdings, Ltd.	894,443

	Total Bermuda	5,736,513

	Brazil — 0.8%

674,100	JBS SA	1,993,585
1,538,700	Localiza Rent a Car SA	10,232,951
695,500	Lojas Renner SA	7,441,227

	Total Brazil	19,667,763

	Canada — 0.3%

13,433	Canadian National Railway Co.	1,108,222
226,155	Entertainment One, Ltd.	995,806
11,739	Fairfax Financial Holdings, Ltd.	6,271,106

	Total Canada	8,375,134

	Cayman Islands — 1.9%

74,520	Alibaba Group Holding, Ltd., ADR*	12,849,484
87,500	China Hongqiao Group, Ltd.*	97,604
244,500	CK Asset Holdings, Ltd.	2,136,204
3,714,000	Jiangnan Group, Ltd.	251,803
2,741,000	Lee & Man Paper Manufacturing, Ltd.	3,239,845
213,226	Melco Resorts & Entertainment, Ltd., ADR	6,192,083
262,800	Sands China, Ltd.	1,356,476
257,550	Tencent Holdings, Ltd.	13,376,140
3,167,500	WH Group, Ltd.	3,573,785
193,000	Wharf Real Estate Investment Co., Ltd.*	1,283,819
2,144,000	Xinyi Glass Holdings, Ltd.*	2,792,003

	Total Cayman Islands	47,149,246

	China — 0.1%

905,000	China Railway Construction Corp., Ltd. Class H	1,048,866
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,700,701

	Total China	2,749,567

	Denmark — 2.2%

6,514	AP Moller - Maersk AS Class B	11,388,259
38,548	Carlsberg AS Class B	4,631,679
224,795	Danske Bank AS	8,759,188
191,545	DSV AS	15,094,008
5,968	GN Store Nord AS	192,985
29,302	Jyske Bank AS	1,669,161

28	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued

153,075	Novo Nordisk AS Class B	8,258,110
12,327	Royal Unibrew AS	739,175
8,537	Schouw & Co. AB	800,636
38,854	Sydbank AS	1,565,966
58,857	Tryg AS	1,473,229

	Total Denmark	54,572,396

	Finland — 0.9%

54,042	Kone OYJ Class B	2,905,938
44,573	Neste OYJ	2,855,466
1,043,471	Nokia OYJ, ADR	4,862,575
20,860	Orion OYJ Class B	778,513
63,269	Outokumpu OYJ	588,034
188,142	Stora Enso OYJ Class R	2,986,675
36,266	Tieto OYJ	1,131,383
111,200	UPM-Kymmene OYJ	3,459,736
21,505	Wartsila OYJ Abp	1,358,301

	Total Finland	20,926,621

	France — 6.8%

29,566	Atos SE	4,308,272
400,200	AXA SA	11,886,658
63,400	BNP Paribas SA	4,739,138
30,999	Cie Generale des Etablissements Michelin	4,450,082
163,401	CNP Assurances	3,778,061
192,729	Danone SA	16,188,460
54,437	Dassault Systemes SE	5,790,948
112,488	Derichebourg SA	1,230,809
45,997	Edenred	1,335,539
76,000	Electricite de France SA	950,938
50,038	Elior Group SA	1,034,975
112,600	Engie SA	1,938,237
71,800	Eutelsat Communications SA	1,663,566
5,346	Hermes International	2,864,692
42,863	IPSOS	1,580,126
33,810	Kering	15,955,429
36,025	L’Oreal SA	8,000,720
95,998	Legrand SA	7,399,465
223,200	Natixis SA	1,767,851
78,286	Neopost SA	2,256,140
126,100	Orange SA	2,191,817
89,267	Pernod Ricard SA	14,143,962
86,671	Peugeot SA	1,764,584
16,000	Renault SA	1,612,146
93,500	Sanofi	8,066,946
136,621	Schneider Electric SE*	11,624,904
29,560	SCOR SE	1,190,702
157,938	Societe Generale SA	8,164,518
247,415	Total SA	13,679,784

See accompanying Notes to the Schedule of Investments.	29

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	France — continued

41,561	UBISOFT Entertainment SA*	3,201,000
61,024	Veolia Environnement SA	1,558,982

	Total France	166,319,451

	Germany — 7.6%

83,265	Adidas AG	16,712,431
18,165	Allianz SE	4,177,101
33,457	Aurubis AG	3,116,790
23,200	BASF SE	2,555,745
68,745	Bayer AG	8,585,097
22,808	Bayerische Motoren Werke AG	2,378,087
71,515	Brenntag AG	4,531,636
193,562	CECONOMY AG	2,929,771
16,809	Continental AG	4,542,466
43,243	Covestro AG	4,467,211
16,296	CTS Eventim AG & Co. KGaA	759,737
37,605	Daimler AG	3,197,051
129,200	Deutsche Lufthansa AG	4,766,005
92,924	Deutsche Post AG	4,435,431
235,539	Deutsche Wohnen SE	10,312,174
116,064	Deutz AG	1,056,283
459,870	E.ON SE	5,003,593
30,397	ElringKlinger AG	681,651
68,600	Evonik Industries AG	2,584,100
134,741	GEA Group AG	6,473,499
85,140	HeidelbergCement AG	9,226,811
641,317	Infineon Technologies AG	17,585,087
2,166	Isra Vision AG	552,958
33,432	Jenoptik AG	1,105,798
36,135	LEG Immobilien AG	4,134,720
37,869	Leoni AG	2,837,067
84,200	METRO AG*	1,683,438
12,464	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,705,244
5,736	Nemetschek SE	515,482
27,890	OSRAM Licht AG	2,509,430
19,000	Rheinmetall AG	2,414,989
140,607	RWE AG*	2,870,296
11,049	Salzgitter AG	631,473
17,775	SAP SE	1,994,618
4,620	SAP SE, ADR	519,103
16,300	Siemens AG	2,273,409
94,710	Symrise AG	8,145,184
127,515	TAG Immobilien AG	2,425,421
52,401	Talanx AG*	2,143,791
144,968	TUI AG	2,988,913
226,632	Vonovia SE	11,263,864
10,505	Wacker Chemie AG	2,046,057
189,980	Zalando SE*	10,063,868

	Total Germany	185,902,880

30	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Gibraltar — 0.0%

96,024	888 Holdings Plc	365,918

	Hong Kong — 1.2%

1,809,000	AIA Group, Ltd.	15,423,465
3,160,000	Champion REIT	2,316,247
371,000	Galaxy Entertainment Group, Ltd.	2,975,669
86,899	I-CABLE Communications, Ltd.*	2,546
347,000	Link REIT	3,215,963
1,243,000	PCCW, Ltd.	721,889
134,000	Sun Hung Kai Properties, Ltd.	2,235,247
342,000	Wheelock & Co., Ltd.	2,441,201

	Total Hong Kong	29,332,227

	Hungary — 0.1%

229,600	MOL Hungarian Oil & Gas Plc	2,670,781

	India — 0.4%

256,920	HDFC Bank, Ltd.	7,532,805
423,100	KPIT Technologies, Ltd.	1,191,859

	Total India	8,724,664

	Indonesia — 0.5%

17,413,600	Bank Mandiri Persero Tbk PT	10,267,831
3,540,700	Bank Negara Indonesia Persero Tbk PT	2,583,596

	Total Indonesia	12,851,427

	Ireland — 0.8%

70,381	Bank of Ireland Group Plc*	599,623
313,147	C&C Group Plc	1,071,677
67,432	Kerry Group Plc Class A	7,570,916
103,735	Ryanair Holdings Plc, ADR*	10,808,150

	Total Ireland	20,050,366

	Isle of Man — 0.1%

98,164	Playtech Plc	1,142,669

	Israel — 0.4%

76,674	Check Point Software Technologies, Ltd.*	7,944,960
952,345	El Al Israel Airlines	396,942
1,900	Orbotech, Ltd.*	95,456
50,800	Teva Pharmaceutical Industries, Ltd.	960,644
21,920	Tower Semiconductor, Ltd.*	754,523

	Total Israel	10,152,525

	Italy — 2.3%

1,232,889	A2A SpA	2,282,859
266,163	Assicurazioni Generali SpA	4,858,051
183,100	Astaldi SpA‡	466,117

See accompanying Notes to the Schedule of Investments.	31

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

42,780	ASTM SpA	1,244,701
212,555	Autogrill SpA	2,935,215
57,202	Azimut Holding SpA	1,096,950
23,164	Banca Generali SpA	771,597
1,599,528	Enel SpA	9,853,261
325,868	ENI SpA	5,399,973
42,195	ERG SpA	780,284
16,761	Industria Macchine Automatiche SpA	1,364,584
342,803	Leonardo SpA	4,083,448
127,100	Mediobanca SpA	1,443,801
70,104	Moncler SpA	2,195,438
328,489	Piaggio & C SpA	907,234
25,688	Reply SpA	1,424,167
319,195	Saras SpA	768,112
167,166	Societa Cattolica di Assicurazioni SC	1,816,633
163,172	Sogefi SpA* ‡	785,707
359,318	UniCredit SpA*	6,722,289
786,027	Unipol Gruppo SpA	3,690,498

	Total Italy	54,890,919

	Japan — 24.2%

36,600	Aeon Co., Ltd.	618,123
62,100	Aida Engineering, Ltd.	760,746
40,200	Air Water, Inc.	848,607
22,800	Aisin Seiki Co., Ltd.	1,281,172
52,500	Alpine Electronics, Inc.	1,087,284
38,200	Amano Corp.	999,338
22,700	Aoyama Trading Co., Ltd.	848,353
46,000	Asahi Glass Co., Ltd.	1,992,721
80,000	Asahi Kasei Corp.	1,032,224
169,000	Astellas Pharma, Inc.	2,155,819
37,900	Azbil Corp.	1,645,193
100,800	Brother Industries, Ltd.	2,487,563
63,800	Canon Marketing Japan, Inc.	1,724,554
122,700	Canon, Inc.	4,574,700
61,000	Central Glass Co., Ltd.	1,297,435
11,200	Central Japan Railway Co.	2,006,356
236,294	Chiba Bank, Ltd. (The)	1,967,543
33,900	Chudenko Corp.	987,057
330,300	Citizen Watch Co., Ltd.	2,424,839
73,000	COMSYS Holdings Corp.	2,115,801
111,700	Dai-ichi Life Holdings, Inc.	2,304,401
35,000	Daiichikosho Co., Ltd.	1,746,116
40,200	Daikyonishikawa Corp.	650,908
310,246	Daiwa Securities Group, Inc.	1,946,852
30,200	Denka Co., Ltd.	1,210,413
65,300	Denso Corp.	3,920,319
122,300	DIC Corp.‡	4,624,927
24,900	Dip Corp.	643,664

32	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

48,400	DMG Mori Co., Ltd.	1,001,513
151,900	Don Quijote Holdings Co., Ltd.	7,942,219
53,000	East Japan Railway Co.	5,172,969
99,500	EDION Corp.‡	1,158,846
21,900	en-japan, Inc.	1,032,304
20,900	Enplas Corp.	868,282
30,600	Exedy Corp.	946,658
44,700	FCC Co., Ltd.	1,175,731
54,900	Fuji Machine Manufacturing Co., Ltd.	1,055,113
85,100	Fuji Oil Holdings, Inc.	2,489,166
41,200	Fuji Seal International, Inc.	1,347,732
352,000	Fujikura, Ltd.	3,105,974
99,600	Fujitec Co., Ltd.	1,438,519
585,000	Fujitsu, Ltd.	4,168,482
34,800	Funai Soken Holdings, Inc.	779,718
16,900	Fuyo General Lease Co., Ltd.	1,120,666
19,897	Glory, Ltd.	751,547
232,194	Hachijuni Bank, Ltd. (The)	1,333,595
55,600	Hakuhodo DY Holdings, Inc.	722,084
51,200	Hankyu Hanshin Holdings, Inc.	2,058,908
123,300	Hino Motors, Ltd.	1,598,029
39,000	Hirose Electric Co., Ltd.	5,701,997
23,100	Hitachi Transport System, Ltd.	602,261
1,041,000	Hitachi, Ltd.	8,112,684
120,800	Hokuetsu Kishu Paper Co., Ltd.	721,690
9,800	Horiba, Ltd.	590,697
21,800	House Foods Group, Inc.	723,764
106,800	Hoya Corp.	5,335,734
36,700	IBJ Leasing Co., Ltd.	938,595
270,200	Inpex Corp.	3,379,599
177,100	Isuzu Motors, Ltd.	2,966,602
140,600	Ito En, Ltd.	5,541,625
210,000	Itochu Corp.	3,920,373
70,600	Japan Airlines Co., Ltd.	2,762,581
397,400	Japan Tobacco, Inc.	12,809,227
63,400	JFE Holdings, Inc.	1,522,951
135,600	JSR Corp.	2,669,870
43,500	Juki Corp.	719,015
57,200	K’s Holdings Corp.‡	1,466,940
27,800	Kaken Pharmaceutical Co., Ltd.	1,436,272
65,600	Kamigumi Co., Ltd.	1,451,760
56,100	Kandenko Co., Ltd.	590,631
146,000	Kaneka Corp.	1,333,635
196,900	Kanematsu Corp.	2,723,215
203,900	Kansai Electric Power Co., Inc. (The)	2,497,843
293,308	Kao Corp.	19,837,671
536,500	KDDI Corp.	13,356,540
75,600	Keihin Corp.	1,539,515
6,700	Keyence Corp.	3,754,141

See accompanying Notes to the Schedule of Investments.	33

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

20,300	KH Neochem Co., Ltd.	519,889
33,700	Kinden Corp.	549,850
35,900	Kintetsu World Express, Inc.	744,451
117,900	Kirin Holdings Co., Ltd.	2,972,880
88,900	Kobayashi Pharmaceutical Co., Ltd.	5,776,724
108,300	Kobe Steel, Ltd.*	1,004,647
400,500	Komatsu, Ltd.	14,498,349
28,400	Komeri Co., Ltd.	821,873
25,900	Komori Corp.	364,646
36,700	Konami Holdings Corp.	2,019,885
334,300	Konica Minolta, Inc.	3,216,877
8,986	Kose Corp.	1,403,140
42,500	Kumagai Gumi Co., Ltd.	1,188,415
17,400	Kusuri no Aoki Holdings Co., Ltd.	922,131
42,900	KYB Corp.	2,509,641
12,700	Kyocera Corp.	831,222
33,500	Kyudenko Corp.	1,620,728
19,300	Kyushu Railway Co.	598,788
13,600	Lintec Corp.	379,689
195,000	Makino Milling Machine Co., Ltd.	1,975,100
8,500	Mandom Corp.	278,806
335,200	Marubeni Corp.	2,428,377
9,600	Maruwa Co., Ltd.	643,409
38,400	Matsumotokiyoshi Holdings Co., Ltd.	1,581,678
389,000	Mebuki Financial Group, Inc.	1,647,164
40,000	Minebea Mitsumi, Inc.	839,059
103,400	MISUMI Group, Inc.	3,010,670
205,100	Mitsubishi Chemical Holdings Corp.	2,251,275
118,900	Mitsubishi Gas Chemical Co., Inc.	3,414,483
52,500	Mitsubishi Shokuhin Co., Ltd.	1,540,280
37,400	Mitsui Mining & Smelting Co., Ltd.	2,187,892
17,100	Mixi, Inc.‡	768,096
1,773,900	Mizuho Financial Group, Inc.	3,221,837
328,400	MonotaRO Co., Ltd.‡	10,494,807
128,700	MS&AD Insurance Group Holdings, Inc.	4,357,406
53,900	NEC Corp.	1,454,558
70,300	Nexon Co., Ltd.*	2,046,906
153,300	Nihon Kohden Corp.	3,558,629
56,700	Nihon M&A Center, Inc.	2,702,876
46,300	Nihon Unisys, Ltd.	964,224
43,600	Nintendo Co., Ltd.	15,942,157
45,600	Nippon Electric Glass Co., Ltd.	1,740,613
33,300	Nippon Express Co., Ltd.	2,214,088
40,700	Nippon Flour Mills Co., Ltd.	624,320
38,500	Nippon Paper Industries Co., Ltd.	732,064
326,000	Nippon Soda Co., Ltd.	2,176,227
130,400	Nippon Steel & Sumitomo Metal Corp.	3,346,528
20,936	Nippon Telegraph & Telephone Corp., ADR	989,017
163,500	Nippon Telegraph & Telephone Corp.	7,693,862

34	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

132,400	Nishi-Nippon Financial Holdings, Inc.	1,586,684
35,000	Nissan Chemical Industries, Ltd.	1,396,582
305,100	Nissan Motor Co., Ltd.	3,042,875
33,800	Nisshin Steel Co., Ltd.	555,682
130,000	Nisshinbo Holdings, Inc.	1,762,184
23,200	Nissin Foods Holdings Co., Ltd.	1,694,949
21,100	Nitto Denko Corp.	1,874,931
15,800	Noevir Holdings Co., Ltd.	1,172,552
447,500	Nomura Holdings, Inc.	2,642,097
219,800	Nomura Research Institute, Ltd.	10,224,163
345,841	North Pacific Bank, Ltd.	1,160,478
12,600	Obara Group, Inc.	864,607
70,000	Obic Co., Ltd.	5,145,140
132,000	Oji Holdings Corp.	878,828
179,000	Okasan Securities Group, Inc.	1,109,117
43,300	Okumura Corp.	1,783,506
90,200	Omron Corp.	5,380,772
143,500	Orix Corp.	2,426,061
228,900	Panasonic Corp.	3,351,714
70,200	Penta-Ocean Construction Co., Ltd.	523,462
37,700	Pigeon Corp.	1,435,712
372,900	Pola Orbis Holdings, Inc.‡	13,092,051
69,800	Press Kogyo Co., Ltd.	423,199
148,000	Prima Meat Packers, Ltd.	1,086,516
67,500	Qol Co., Ltd.	1,267,909
239,900	Rakuten, Inc.* ‡	2,198,817
624,300	Recruit Holdings Co., Ltd.	15,517,443
431,500	Resona Holdings, Inc.	2,578,275
103,900	Ricoh Co., Ltd.	965,675
58,500	Rohm Co., Ltd.	6,480,959
218,600	Rohto Pharmaceutical Co., Ltd.	5,840,976
26,000	Round One Corp.	437,603
24,800	Royal Holdings Co., Ltd.‡	683,569
33,000	Sankyu, Inc.	1,425,166
414,400	Santen Pharmaceutical Co., Ltd.	6,514,890
25,300	Sawai Pharmaceutical Co., Ltd.	1,131,931
15,700	SCREEN Holdings Co., Ltd.	1,284,989
82,900	Secom Co., Ltd.	6,260,367
32,598	Seiko Holdings Corp.	949,147
104,700	Seino Holdings Co., Ltd.	1,663,675
16,800	Seiren Co., Ltd.	329,140
61,400	Sekisui Chemical Co., Ltd.	1,232,905
264,300	Senshu Ikeda Holdings, Inc.	976,021
71,000	Seven & i Holdings Co., Ltd.	2,951,558
54,500	Shikoku Electric Power Co., Inc.	594,106
13,200	Shima Seiki Manufacturing, Ltd.	834,301
55,600	Shin-Etsu Chemical Co., Ltd.	5,651,309
21,200	Shindengen Electric Manufacturing Co., Ltd.	1,676,804
45,100	Ship Healthcare Holdings, Inc.	1,495,326

See accompanying Notes to the Schedule of Investments.	35

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

67,800	Shiseido Co., Ltd.	3,277,752
46,300	Showa Denko KK	1,979,001
45,300	Sodick Co., Ltd.‡	589,523
43,200	Sohgo Security Services Co., Ltd.	2,350,786
896,700	Sojitz Corp.	2,754,178
295,200	Start Today Co., Ltd.	8,975,233
113,000	Sumitomo Chemical Co., Ltd.	812,517
91,600	Sumitomo Electric Industries, Ltd.	1,549,028
23,700	Sumitomo Heavy Industries, Ltd.	1,003,542
209,541	Sumitomo Mitsui Financial Group, Inc.	9,054,999
128,300	Sumitomo Rubber Industries, Ltd.‡	2,387,189
83,100	Suzuki Motor Corp.	4,820,021
60,500	T-Gaia Corp.	1,406,028
20,600	Taiyo Holdings Co., Ltd.	917,994
54,800	Takuma Co., Ltd.	767,638
100,700	Terumo Corp.	4,773,529
59,900	THK Co., Ltd.	2,249,241
10,500	TIS, Inc.	366,778
94,800	Toagosei Co., Ltd.	1,207,617
48,200	Tobu Railway Co., Ltd.	1,557,461
8,800	Tocalo Co., Ltd.	392,934
149,000	Toda Corp.	1,195,704
10,200	Toei Co., Ltd.	1,031,318
131,700	Tokai Tokyo Financial Holdings, Inc.	849,941
5,500	Token Corp.	650,333
47,500	Tokyo Century Corp.	2,306,480
563,000	Tokyo Electric Power Co. Holdings, Inc.*	2,229,010
36,500	Tokyo Electron, Ltd.	6,609,854
79,600	Tokyo Gas Co., Ltd.	1,822,003
49,700	Tokyo Ohka Kogyo Co., Ltd.	2,146,387
24,300	Tokyo Seimitsu Co., Ltd.	962,077
27,900	Topre Corp.	791,305
22,700	Toridoll Holdings Corp.	846,338
543,000	Toshiba Corp.* ‡	1,528,016
55,000	Toshiba Machine Co., Ltd.	410,608
18,000	Towa Pharmaceutical Co., Ltd.	982,690
166,000	Toyo Ink SC Holdings Co., Ltd.	982,885
138,900	Toyo Suisan Kaisha, Ltd.	5,937,004
45,900	Toyoda Gosei Co., Ltd.	1,168,178
47,400	Toyota Motor Corp.	3,035,031
71,100	TS Tech Co., Ltd.	2,925,419
49,000	Tsugami Corp.	630,715
88,300	Ube Industries, Ltd.	2,598,442
13,100	Ulvac, Inc.	825,655
68,800	Unicharm Corp.	1,789,166
70,100	Ushio, Inc.	1,002,495
79,870	USS Co., Ltd.	1,691,698
96,900	Valor Holdings Co., Ltd.	2,265,731
35,600	West Japan Railway Co.	2,599,922

36	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

19,400	Yakult Honsha Co., Ltd.	1,463,826
20,800	Yamaha Corp.	768,114
148,900	Yamaha Motor Co., Ltd.	4,884,026
250,462	Yamato Holdings Co., Ltd.	5,041,479
54,500	Yamazen Corp.	642,969
16,300	Yokogawa Bridge Holdings Corp.	381,419
118,400	Yokogawa Electric Corp.	2,268,151
73,000	Yokohama Rubber Co., Ltd. (The)‡	1,790,493
14,900	Zenrin Co., Ltd.	501,957

	Total Japan	587,255,295

	Luxembourg — 0.6%

1,810,620	B&M European Value Retail SA	10,375,302
133,629	SAF-Holland SA	2,877,881

	Total Luxembourg	13,253,183

	Malaysia — 0.1%

748,700	Tenaga Nasional Bhd	2,823,119

	Mexico — 0.2%

1,073,090	Grupo Financiero Banorte SAB de CV Series O	5,919,532

	Netherlands — 3.9%

31,558	Aalberts Industries NV	1,606,552
640,868	Aegon NV	4,090,182
19,591	Akzo Nobel NV	1,717,786
22,578	ASM International NV‡	1,528,285
23,829	Core Laboratories NV	2,610,467
22,417	Euronext NV	1,394,639
18,933	EXOR NV	1,161,746
28,627	Ferrari NV	3,006,121
94,599	Heineken NV	9,874,770
437,045	ING Groep NV	8,042,617
37,872	Koninklijke DSM NV	3,623,129
248,626	Koninklijke Philips NV	9,416,272
191,027	NN Group NV	8,285,396
71,100	Philips Lighting NV	2,612,533
42,157	Randstad Holding NV	2,593,878
591,402	RELX NV	13,610,133
200,064	STMicroelectronics NV (Euronext Exchange)	4,373,512
93,710	Unilever NV, ADR	5,283,705
265,440	Yandex NV Class A*	8,693,160

	Total Netherlands	93,524,883

	New Zealand — 0.2%

757,106	Air New Zealand, Ltd.¤	1,717,668
152,951	Chorus, Ltd.‡	456,871
363,746	Sky Network Television, Ltd.	726,936

See accompanying Notes to the Schedule of Investments.	37

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	New Zealand — continued

330,102	Trade Me Group, Ltd.¤	1,136,280

	Total New Zealand	4,037,755

	Norway — 0.6%

280,662	DNB ASA	5,219,081
870,665	DNO ASA*	1,011,244
46,800	Salmar ASA	1,412,122
89,259	SpareBank 1 SMN	897,572
70,600	Statoil ASA	1,512,237
374,939	Storebrand ASA	3,066,676
19,400	Yara International ASA	893,467

	Total Norway	14,012,399

	Philippines — 0.0%

6,261,800	Vista Land & Lifescapes, Inc.¤	751,366

	Poland — 0.1%

423,743	PGE Polska Grupa Energetyczna SA*	1,469,467

	Portugal — 0.5%

142,557	Altri SGPS SA	885,185
6,671,693	Banco Comercial Portugues SA Class R* ‡	2,179,093
782,528	Banco Espirito Santo SA* **** ¤ ^	—
122,716	CTT-Correios de Portugal SA‡	516,782
400,480	Jeronimo Martins SGPS SA	7,788,118
302,546	Navigator Co. SA (The)	1,544,740

	Total Portugal	12,913,918

	Russia — 0.3%

346,335	Gazprom PJSC, ADR	1,527,337
48,600	LUKOIL PJSC, ADR	2,801,790
49,400	MMC Norilsk Nickel PJSC, (London Exchange), ADR	925,756
32,432	Tatneft PJSC, (London Exchange), ADR	1,604,087

	Total Russia	6,858,970

	Singapore — 0.2%

146,200	DBS Group Holdings, Ltd.	2,718,550
1,713,900	Yangzijiang Shipbuilding Holdings, Ltd.	1,885,238

	Total Singapore	4,603,788

	South Korea — 0.3%

35,889	Kia Motors Corp.*	1,123,051
1,956	Samsung Electronics Co., Ltd.	4,655,446
6,440	SK Telecom Co., Ltd.	1,606,165

	Total South Korea	7,384,662

38	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Spain — 2.0%

169,950	Abertis Infraestructuras SA	3,785,610
271,159	Amadeus IT Group SA Class A	19,572,284
309,821	Banco Santander SA	2,038,369
841,128	Distribuidora Internacional de Alimentacion SA‡	4,346,145
193,721	Ence Energia y Celulosa SA	1,279,411
111,900	Gas Natural SDG SA	2,586,614
361,164	Iberdrola SA	2,801,610
163,380	International Consolidated Airlines Group SA (Barcelona Exchange)	1,419,607
155,845	International Consolidated Airlines Group SA (London Exchange)	1,372,434
20,191	Let’s GOWEX SA* **** ¤ ^ ‡	—
714,400	Mapfre SA	2,297,327
352,804	Repsol SA	6,246,677

	Total Spain	47,746,088

	Sweden — 1.9%

60,271	Atlas Copco AB Class B	2,315,879
68,167	Atlas Copco AB Class A	2,948,977
78,100	Boliden AB	2,676,624
68,689	Electrolux AB Class B	2,217,344
13,792	Evolution Gaming Group AB	977,863
58,494	Hennes & Mauritz AB Class B‡	1,209,531
133,780	Investor AB Class B	6,112,623
45,427	Kinnevik AB Class B	1,538,554
286,050	Lundin Petroleum AB*	6,561,245
230,914	Nordea Bank AB	2,800,581
156,023	Sandvik AB	2,738,382
368,300	SAS AB*	958,142
115,000	SKF AB Class B	2,559,145
211,985	SSAB AB Class B*	947,881
467,828	Svenska Handelsbanken AB Class A	6,411,029
229,180	Telefonaktiebolaget LM Ericsson Class B, ADR	1,530,922
69,988	Trelleborg AB Class B	1,624,149

	Total Sweden	46,128,871

	Switzerland — 7.7%

444,340	ABB, Ltd.	11,909,862
27,122	Adecco Group AG	2,074,854
12,000	ALSO Holding AG*	1,650,077
8,468	Autoneum Holding AG	2,439,601
3,316	Bucher Industries AG	1,347,497
87,053	Cie Financiere Richemont SA	7,887,922
82,184	Coca-Cola HBC AG*	2,690,420
6,429	Comet Holding AG*	1,012,015
167,900	Credit Suisse Group AG*	2,997,907
7,537	Flughafen Zurich AG	1,723,958
58,048	GAM Holding AG*	938,180
4,007	Geberit AG	1,764,396
1,100	Georg Fischer AG	1,453,874
6,070	Givaudan SA	14,027,337

See accompanying Notes to the Schedule of Investments.	39

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

10,195	Implenia AG	689,431
230,185	Julius Baer Group, Ltd.*	14,078,015
64,390	Lonza Group AG*	17,397,524
339,379	Nestle SA	29,184,156
4,000	Rieter Holding AG*	976,090
94,486	Roche Holding AG	23,900,256
13,939	Schindler Holding AG	3,208,330
2,784	SGS SA	7,259,255
216	Sika AG	1,715,588
7,574	Sonova Holding AG	1,182,927
25,945	Swiss Life Holding AG*	9,185,249
49,500	Swiss Re AG	4,635,069
17,648	Temenos Group AG*	2,263,725
553,827	UBS Group AG*	10,195,645
11,332	VAT Group AG*	1,679,159
20,736	Zurich Insurance Group AG	6,311,234

	Total Switzerland	187,779,553

	Taiwan — 1.1%

591,000	Charoen Pokphand Enterprise	1,275,004
1,419,000	Compeq Manufacturing Co., Ltd.	1,831,060
608,000	Fubon Financial Holding Co., Ltd.	1,035,859
372,556	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	14,771,845
866,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,678,663

	Total Taiwan	25,592,431

	Thailand — 0.1%

16,831,100	Quality Houses PCL	1,673,298
23,666,400	Sansiri PCL	1,583,085

	Total Thailand	3,256,383

	Turkey — 0.1%

208,146	TAV Havalimanlari Holding AS	1,232,978

	United Kingdom — 13.9%

454,689	3i Group Plc	5,618,760
38,991	Acacia Mining Plc	104,699
124,242	Anglo American Plc	2,604,219
150,718	Ashmore Group Plc	825,933
501,587	Ashtead Group Plc	13,516,153
17,768	ASOS Plc*	1,613,994
1,378,911	BAE Systems Plc	10,688,293
712,929	Barclays Plc	1,958,726
211,562	Barratt Developments Plc	1,853,083
77,566	Bellway Plc	3,738,563
61,200	Berkeley Group Holdings Plc	3,474,624
60,872	BHP Billiton Plc, ADR	2,453,142
24,922	Bodycote Plc	307,802

40	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

759,300	BP Plc	5,368,876
151,141	British American Tobacco Plc	10,259,600
129,300	Britvic Plc	1,425,521
398,700	BT Group Plc	1,465,390
292,025	Bunzl Plc	8,185,162
206,576	Cairn Energy Plc*	597,455
349,974	Carillion Plc‡	81,666
47,376	Carnival Plc	3,135,179
570,622	Centrica Plc	1,059,831
752,016	Compass Group Plc	16,276,632
150,255	Crest Nicholson Holdings Plc	1,107,753
18,639	Croda International Plc	1,115,463
89,552	Dechra Pharmaceuticals Plc	2,539,125
59,344	Diageo Plc, ADR	8,666,004
453,866	Diageo Plc	16,730,605
86,500	easyJet Plc	1,713,068
124,081	Electrocomponents Plc	1,051,584
230,163	Experian Plc	5,093,734
133,770	Ferguson Plc	9,645,026
701,600	Firstgroup Plc*	1,048,744
57,349	Galliford Try Plc	997,664
591,200	GKN Plc	2,554,388
248,200	GlaxoSmithKline Plc	4,440,327
689,957	Glencore Plc*	3,640,023
47,696	Greggs Plc	902,645
468,552	Halma Plc	7,986,304
1,200,962	Hays Plc	2,971,395
194,218	IG Group Holdings Plc	1,885,076
370,605	IMI Plc	6,682,807
121,168	Imperial Brands Plc	5,189,390
437,473	Inchcape Plc	4,630,769
31,876	InterContinental Hotels Group Plc	2,034,845
71,726	Intermediate Capital Group Plc	1,111,933
61,027	Intertek Group Plc	4,284,566
240,201	IWG Plc	836,375
1,287,320	J Sainsbury Plc	4,203,792
127,925	Jardine Lloyd Thompson Group Plc	2,407,133
218,943	Jupiter Fund Management Plc	1,861,460
826,200	Kingfisher Plc	3,774,277
4,197,051	Lloyds Banking Group Plc	3,864,147
299,840	London Stock Exchange Group Plc	15,384,730
566,237	Man Group Plc	1,584,040
489,400	Marks & Spencer Group Plc	2,084,089
309,291	Meggitt Plc	2,017,493
400,400	Mitchells & Butlers Plc	1,533,386
256,118	Moneysupermarket.com Group Plc	1,234,103
6,500	National Grid Plc, ADR	382,265
150,713	NEX Group Plc	1,236,514
1,294,785	Old Mutual Plc	4,058,272

See accompanying Notes to the Schedule of Investments.	41

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

248,545	Pagegroup Plc	1,571,825
526,246	Paragon Banking Group Plc	3,493,191
1,132,996	QinetiQ Group Plc	3,541,978
168,667	Reckitt Benckiser Group Plc	15,786,684
187,599	Redrow Plc	1,660,954
192,666	RELX Plc	4,532,336
29,900	Renishaw Plc	2,113,367
600,361	Rentokil Initial Plc	2,582,600
92,700	Restaurant Group Plc (The)	377,454
13,824	Rightmove Plc	841,519
89,687	Rio Tinto Plc, ADR	4,747,133
79,900	Royal Dutch Shell Plc Class B	2,711,305
180,003	Royal Dutch Shell Plc (Amsterdam Exchange) Class A	6,005,662
275,200	Royal Mail Plc	1,684,552
239,381	Senior Plc	844,206
25,148	Smith & Nephew Plc, ADR	880,431
159,221	Smith & Nephew Plc	2,774,174
101,756	Spectris Plc	3,423,366
131,399	Spirax-Sarco Engineering Plc	9,989,548
56,100	SSE Plc	1,001,738
541,864	St James’s Place Plc	8,986,659
232,817	Stagecoach Group Plc	518,711
216,805	Tate & Lyle Plc	2,061,779
249,100	Taylor Wimpey Plc	695,506
1,026,447	Thomas Cook Group Plc	1,706,498
325,160	Weir Group Plc (The)	9,338,230
58,700	William Hill Plc	255,689
690,051	WM Morrison Supermarkets Plc	2,052,692

	Total United Kingdom	337,278,404

	United States — 2.2%

55,127	Analog Devices, Inc.	4,907,957
47,025	ANSYS, Inc.*	6,940,420
257,878	Cadence Design Systems, Inc.*	10,784,458
175,987	Colgate-Palmolive Co.	13,278,219
67,052	DENTSPLY SIRONA, Inc.	4,414,033
39,599	Nordson Corp.	5,797,294
670	NVIDIA Corp.	129,645
74,798	Texas Instruments, Inc.	7,811,903

	Total United States	54,063,929

	TOTAL COMMON STOCKS (COST $1,869,669,982)	2,253,371,511

	INVESTMENT COMPANY — 0.9%

	United States — 0.9%

318,827	iShares MSCI EAFE ETF	22,416,726

	TOTAL INVESTMENT COMPANY (COST $18,181,733)	22,416,726

42	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.8%

	Brazil — 0.1%

800,360	Itausa - Investimentos Itau SA, 4.23%	2,610,683

	Germany — 0.7%

99,038	Henkel AG & Co. KGaA, 1.41%	13,123,357
28,368	Porsche Automobil Holding SE, 1.34%	2,377,007

	Total Germany	15,500,364

	TOTAL PREFERRED STOCKS (COST $13,061,319)	18,111,047

	RIGHTS — 0.0%

	Spain — 0.0%

352,804	Repsol SA, Expires 01/05/18*	160,562

	TOTAL RIGHTS (COST $161,055)	160,562

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.4%

	Bank Deposit — 5.1%

124,956,347	State Street Bank & Trust Euro Time Deposit, 0.12%, due 01/02/18	124,956,347

	Mutual Fund - Securities Lending Collateral — 1.2%

29,693,337	State Street Institutional U.S. Government Money Market Fund, Premier Class***	29,693,337

	U.S. Government and Agency Obligations — 0.1%

3,300,000	United States Treasury Bill, 1.21%, due 04/05/18** ‡‡	3,288,204

	TOTAL SHORT-TERM INVESTMENTS (COST $157,939,323)	157,937,888

	TOTAL INVESTMENTS — 100.8% (Cost $2,059,013,412)	2,451,997,734

	Other Assets and Liabilities (net) — (0.8)%	(20,131,491)

	NET ASSETS — 100.0%	$2,431,866,243

See accompanying Notes to the Schedule of Investments.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	All or a portion of this security is pledged for open futures collateral.

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2017 was $1,457,972.

¤	Illiquid security. The total market value of the securities at period end is $3,605,314 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2017 was $4,717,925.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

44	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	4,615,000	USD	5,500,849	02/23/18	Morgan Stanley & Co.	$57,224
USD	19,735,088	JPY	2,128,429,000	02/23/18	Morgan Stanley & Co.	795,750

						$852,974

Currency Abbreviations

EUR	— Euro
JPY	— Japanese Yen
USD	— U.S. Dollar

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,081	MSCI EAFE Index	Mar 2018	$110,559,275	$1,253,600

See accompanying Notes to the Schedule of Investments.	45

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	6.9
Insurance	5.3
Food	4.8
Chemicals	4.5
Commercial Services	4.4
Retail	3.9
Beverages	3.5
Diversified Financial Services	3.3
Semiconductors	3.3
Internet	3.2
Pharmaceuticals	3.0
Software	2.8
Cosmetics & Personal Care	2.7
Oil & Gas	2.7
Transportation	2.6
Electronics	2.3
Auto Parts & Equipment	2.0
Electrical Components & Equipment	1.8
Machinery — Diversified	1.7
Telecommunications	1.7
Real Estate	1.6
Airlines	1.4
Distribution & Wholesale	1.4
Mining	1.4
Electric	1.3
Household Products & Wares	1.3
Auto Manufacturers	1.2
Engineering & Construction	1.2
Agriculture	1.1
Building Materials	1.0
Miscellaneous — Manufacturing	1.0
Apparel	0.9
Unaffiliated Fund	0.9
Health Care — Products	0.8
Machinery — Construction & Mining	0.8
Media	0.8
Aerospace & Defense	0.7
Computers	0.7
Food Service	0.7
Home Builders	0.7
Toys, Games & Hobbies	0.7
Biotechnology	0.6
Iron & Steel	0.6
Leisure Time	0.6
Lodging	0.6
Forest Products & Paper	0.4
Hand & Machine Tools	0.4
Holding Companies — Diversified	0.4
Investment Companies	0.4
Metal Fabricate & Hardware	0.4
Gas	0.3

46	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Home Furnishings	0.3
Packaging & Containers	0.2
REITS	0.2
Advertising	0.1
Energy-Alternate Sources	0.1
Entertainment	0.1
Environmental Control	0.1
Office & Business Equipment	0.1
Oil & Gas Services	0.1
Shipbuilding	0.1
Textiles	0.1
Unknown	0.1
Water	0.1
Short-Term Investments and Other Assets and Liabilities (net)	5.6

100.0%

See accompanying Notes to the Schedule of Investments.	47

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 98.9%

	Asset Backed Securities — 12.8%

750,000	A Voce CLO, Ltd., Series 2014-1A, Class A1R, 2.52% (3 mo. USD LIBOR plus 1.160%), due 07/15/26† 144A	751,070
170,000	AccessLex Institute, Series 2005-1, Class A4, 1.87% (3M USD LIBOR plus 0.210%), due 06/22/37†	163,498
315,000	Aegis Asset Backed Securities Trust, Series 2005-4, Class M1, 2.00% (1 mo. USD LIBOR plus 0.450%), due 10/25/35†	315,389
750,000	AIMCO CLO, Series 2015-AA, Class A1, 3.06% (3 mo. USD LIBOR plus 1.700%), due 01/15/28† 144A	750,073
420,000	Ally Auto Receivables Trust, Series 2017-3, Class A3, 1.74%, due 09/15/21	417,722
290,000	Ally Auto Receivables Trust, Series 2017-4, Class A4, 1.96%, due 07/15/22	287,202
250,000	ALM CLO VIII, Ltd., Series 2013-8A, Class A1R, 2.85% (3 mo. USD LIBOR plus 1.490%), due 10/15/28† 144A	251,707
400,000	ALM CLO XII, Ltd., Series 2015-12A, Class A1R, 2.41% (3 mo. USD LIBOR plus 1.050%), due 04/16/27† 144A	401,108
108,909	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	114,627
1,000,000	American Express Credit Account Master Trust, Series 2013-1, Class B, 2.18% (1 mo. USD LIBOR plus 0.700%), due 02/16/21†	1,002,885
815,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, due 09/15/22	811,492
1,300,000	American Express Credit Account Master Trust, Series 2017-2, Class A, 2.04% (1 mo. USD LIBOR plus 0.450%), due 09/16/24†	1,311,251
400,000	American Express Credit Account Master Trust, Series 2017-5, Class A, 1.86% (1 mo. USD LIBOR plus 0.380%), due 02/18/25†	402,340
200,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C, 2.69%, due 06/19/23	199,706
500,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, due 09/18/23	498,821
587,001	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 2.31% (1 mo. USD LIBOR plus 0.760%), due 09/25/33†	587,335
783,038	Applebee’s Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2, 4.28%, due 09/05/44 144A	762,780
651,700	Arbys Funding LLC, Series 2015-1A, Class A2, 4.97%, due 10/30/45 144A	663,393
256,781	Argent Securities, Inc., Series 2004-W6, Class M1, 2.38% (1 mo. USD LIBOR plus 0.825%), due 05/25/34†	256,718
302,268	Asset Backed Securities Corp Home Equity Loan Trust, Series 2003-HE7, Class M1, 2.45% (1 mo. USD LIBOR plus 0.975%), due 12/15/33†	302,678
108,569	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 2.24% (1 mo. USD LIBOR plus 0.690%), due 04/25/34†	109,186
1,000,000	Atlas Senior Loan Fund CLO V, Ltd., Series 2014-1A, Class AR2, 2.62% (3 mo. USD LIBOR plus 1.260%), due 07/16/29† 144A	1,008,215
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.50%, due 07/20/21 144A	999,502
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, due 12/20/21 144A	998,802
1,125,000	BA Credit Card Trust, Series 2017-A1, Class A1, 1.95%, due 08/15/22	1,120,321
250,000	Battalion CLO VIII, Ltd., Series 2015-8A, Class A1R, 2.69% (3 mo. USD LIBOR plus 1.340%), due 07/18/30† 144A	252,028
500,000	Battalion CLO X, Ltd., Series 2016-10A, Class A1, 2.91% (3 mo. USD LIBOR plus 1.550%), due 01/24/29† 144A	502,993

48	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

23,615	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 2.47% (1 mo. USD LIBOR plus 0.570%), due 09/25/34†	23,705
500,000	Benefit Street Partners CLO V, Ltd., Series 2014-VA, Class AR, 2.56% (3 mo. USD LIBOR plus 1.200%), due 10/20/26† 144A	502,640
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class A1, 2.60% (3 mo. USD LIBOR plus 1.250%), due 10/15/30† 144A	251,592
250,000	BlueMountain CLO, Ltd., Series 2015-1A, Class A1R, 2.69% (3 mo. USD LIBOR plus 1.330%), due 04/13/27† 144A	251,763
315,000	BMW Vehicle Owner Trust, Series 2016-A, Class A4, 1.37%, due 12/27/22	310,095
947,500	Cabela’s Credit Card Master Note Trust, Series 2016-1, Class A1, 1.78%, due 06/15/22	942,263
446,193	California Republic Auto Receivables Trust, Series 2015-2, Class A4, 1.75%, due 01/15/21	445,286
425,000	California Republic Auto Receivables Trust, Series 2016-2, Class A4, 1.83%, due 12/15/21	422,065
860,000	Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3, 1.34%, due 04/15/22	851,426
965,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.00%, due 01/17/23	959,514
500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2012-4A, Class AR, 2.81% (3 mo. USD LIBOR plus 1.450%), due 01/20/29† 144A	504,422
250,000	Carlyle Global Market Strategies CLO, Ltd., Series 2014-3A, Class A1AR, 2.52% (3 mo. USD LIBOR plus 1.150%), due 07/27/26† 144A	251,189
500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2017-1A, Class A1B, 2.59% (3 mo. USD LIBOR plus 1.230%), due 04/20/31† 144A	501,115
270,000	CarMax Auto Owner Trust, Series 2015-2, Class A4, 1.80%, due 03/15/21	269,031
160,000	CarMax Auto Owner Trust, Series 2015-3, Class A4, 1.98%, due 02/16/21	159,700
280,000	CarMax Auto Owner Trust, Series 2016-2, Class A4, 1.68%, due 09/15/21	276,844
1,220,000	Chase Issuance Trust, Series 2016-A5, Class A5, 1.27%, due 07/15/21	1,205,870
800,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, due 01/18/22 144A	798,361
255,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, due 02/15/22 144A	252,726
1,020,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, due 11/19/21	1,013,364
800,000	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 2.15% (1 mo. LIBOR plus 0.620%), due 04/22/26†	810,167
800,000	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1.78% (1 mo. LIBOR plus 0.370%), due 08/08/24†	804,240
363,359	CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.47%, due 03/20/43 144A	364,354
315,000	CNH Equipment Trust, Series 2016-B, Class A3, 1.63%, due 08/15/21	313,449
270,000	CNH Equipment Trust, Series 2017-C, Class A3, 2.08%, due 02/15/23	268,973
333,325	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	346,589
1,370,678	Colony American Homes, Series 2014-1A, Class A, 2.63% (1 mo. LIBOR plus 1.150%), due 05/17/31† 144A	1,375,172
886,814	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	884,003
427,900	DB Master Finance LLC, Series 2015-1A, Class A2II, 3.98%, due 02/20/45 144A	437,429
929,000	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, due 11/20/47 144A	936,218
130,000	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	132,971
1,070,000	Discover Card Execution Note Trust, Series 2017-A6, Class A6, 1.88%, due 02/15/23	1,061,971

See accompanying Notes to the Schedule of Investments.	49

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

518,700	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	530,934
450,800	Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.22%, due 07/20/45 144A	466,960
250,000	Eaton Vance CLO, Ltd., Series 2014-1A, Class AR, 2.56% (3 mo. USD LIBOR plus 1.200%), due 07/15/26† 144A	250,300
219,435	EquiFirst Mortgage Loan Trust, Series 2004-3, Class M3, 2.53% (1 mo. USD LIBOR plus 0.975%), due 12/25/34†	219,694
250,000	Flagship CLO VIII, Ltd., Series 2014-8A, Class AR, 2.61% (3 mo. USD LIBOR plus 1.250%), due 01/16/26† 144A	251,185
124,375	FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, due 04/30/47 144A	126,101
255,000	Ford Credit Auto Owner Trust, Series 2016-B, Class A4, 1.52%, due 08/15/21	252,252
343,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, due 02/15/22	336,959
1,300,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36%, due 03/15/29 144A	1,289,541
113,000	Ford Credit Auto Owner Trust, Series 2017-B, Class A4, 1.87%, due 09/15/22	111,783
285,000	Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.16%, due 03/15/23	284,485
455,000	Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A1, 2.16%, due 09/15/22	453,508
900,000	Ford Credit Floorplan Master Owner Trust, Series 2017-3, Class A, 2.48%, due 09/15/24	896,013
400,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A3, 1.86%, due 12/16/21 144A	397,419
455,000	Goal Capital Funding Trust, Series 2005-2, Class A4, 1.66% (3M USD LIBOR plus 0.200%), due 08/25/44†	443,505
700,000	Hertz Vehicle Financing II LP, Series 2016-1A, Class A, 2.32%, due 03/25/20 144A	697,856
300,000	Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.27%, due 07/25/20 144A	298,673
250,000	Highbridge Loan Management CLO, Ltd., Series 2015-6A, Class A, 2.84% (3 mo. USD LIBOR plus 1.450%), due 05/05/27† 144A	250,322
263,810	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	262,121
240,278	Home Equity Asset Trust, Series 2003-8, Class M1, 2.63% (1 mo. USD LIBOR plus 1.080%), due 04/25/34†	242,761
515,000	Honda Auto Receivables Owner Trust, Series 2016-2, Class A4, 1.62%, due 08/15/22	511,345
1,185,000	Honda Auto Receivables Owner Trust, Series 2016-3, Class A4, 1.33%, due 11/18/22	1,167,211
510,000	Honda Auto Receivables Owner Trust, Series 2016-4, Class A4, 1.36%, due 01/18/23	501,665
560,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A3, 1.72%, due 07/21/21	556,535
125,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.87%, due 09/15/23	123,751
145,000	Honda Auto Receivables Owner Trust, Series 2017-3, Class A4, 1.98%, due 11/20/23	144,080
880,000	Huntington Auto Trust, Series 2016-1, Class A4, 1.93%, due 04/15/22	874,774
450,000	Hyundai Auto Receivables Trust, Series 2017-A, Class A3, 1.76%, due 08/16/21	448,195
750,000	ICG US CLO, Ltd., Series 2014-3A, Class A1AR, 2.60% (3 mo. USD LIBOR plus 1.230%), due 01/25/27† 144A	753,305
500,000	ICG US CLO, Ltd., Series 2017-2A, Class A1, 2.60% (3 mo. USD LIBOR plus 1.280%), due 10/23/29† 144A	503,677
1,123,606	Invitation Homes Trust, Series 2015-SFR3, Class A, 2.76% (1 mo. USD LIBOR plus 1.300%), due 08/17/32† 144A	1,131,619
500,000	KVK CLO, Ltd., Series 2014-1A, Class A1R, 2.72% (3 mo. USD LIBOR plus 1.300%), due 05/15/26† 144A	501,951
500,000	KVK CLO, Ltd., Series 2014-2A, Class AR, 2.54% (3 mo. USD LIBOR plus 1.180%), due 07/15/26† 144A	501,092
500,000	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	497,066

50	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

750,000	Limerock CLO III LLC, Series 2014-3A, Class A1R, 2.56% (3 mo. USD LIBOR plus 1.200%), due 10/20/26† 144A	750,909
3,370,000	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, due 12/15/22	3,321,339
96,950	Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A, 2.07% (1 mo. USD LIBOR plus 0.520%), due 06/25/35†	94,551
62,196	Merrill Lynch Mortgage Investors Trust, Series 2005-WMC1, Class M1, 2.30% (1 mo. USD LIBOR plus 0.750%), due 09/25/35†	60,727
1,570,000	MMAF Equipment Finance LLC, Series 2014-AA, Class A5, 2.33%, due 12/08/25 144A	1,563,092
700,000	MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 2.41%, due 08/16/24 144A	694,832
360,000	MMAF Equipment Finance LLC, Series 2017-B, Class A3, 2.21%, due 10/17/22 144A	358,629
192,397	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 2.57% (1 mo. USD LIBOR plus 1.020%), due 10/25/33†	191,026
116,758	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 2.60% (1 mo. USD LIBOR plus 1.050%), due 06/25/33†	115,790
250,000	Mountain View CLO, Ltd., Series 2014-1A, Class AR, 2.60% (3 mo. USD LIBOR plus 1.240%), due 10/15/26† 144A	250,842
268,605	New Century Home Equity Loan Trust, Series 2003-A, Class A, 2.05% (1 mo. USD LIBOR plus 0.720%), due 10/25/33† 144A	261,724
2,211,000	NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, due 10/15/20 144A	2,214,110
610,000	Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4, 1.79%, due 01/17/22	607,294
280,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.74%, due 08/16/21	278,647
330,000	Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4, 1.95%, due 10/16/23	327,362
600,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 2.17% (3M USD LIBOR plus 0.800%), due 07/25/36†	601,518
250,000	OCP CLO, Ltd., Series 2017-13A, Class A1A, 2.56% (3 mo. USD LIBOR plus 1.260%), due 07/15/30† 144A	252,359
60,555	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, due 01/15/21 144A	60,578
1,700,000	OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 2.16%, due 10/15/20 144A	1,695,292
1,300,000	OneMain Direct Auto Receivables Trust, Series 2017-2A, Class B, 2.55%, due 11/14/23 144A	1,299,471
300,000	OneMain Direct Auto Receivables Trust, Series 2017-2A, Class C, 2.82%, due 07/15/24 144A	299,481
534,550	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, due 07/18/25 144A	534,871
700,000	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 2.27% (1 mo. USD LIBOR plus 0.800%), due 09/14/32† 144A	704,113
500,000	OZLM Funding II CLO, Ltd., Series 2012-2A, Class A1R, 2.82% (3 mo. USD LIBOR plus 1.440%), due 10/30/27† 144A	501,972
750,000	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 2.61% (3 mo. USD LIBOR plus 1.490%), due 10/22/30† 144A	754,970
250,000	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 2.63% (3 mo. USD LIBOR plus 1.250%), due 10/30/30† 144A	252,157
750,000	OZLM XV CLO, Ltd., Series 2016-15A, Class A1, 2.85% (3 mo. USD LIBOR plus 1.490%), due 01/20/29† 144A	756,001
500,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1R, 2.62% (3 mo. USD LIBOR plus 1.300%), due 05/21/29† 144A	504,531

See accompanying Notes to the Schedule of Investments.	51

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

215,000	RAAC Trust, Series 2006-SP4, Class M1, 1.89% (1 mo. USD LIBOR plus 0.340%), due 11/25/36†	213,805
500,000	Regatta IV Funding CLO, Ltd., Series 2014-1A, Class A1R, 2.39% (3 mo. USD LIBOR plus 1.020%), due 07/25/26† 144A	501,421
500,000	Regatta VII Funding CLO, Ltd., Series 2016-1A, Class A1, 3.15% (3 mo. USD LIBOR plus 1.520%), due 12/20/28† 144A	502,608
12,916	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35††	13,200
300,000	Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76%, due 12/15/22	300,364
436,113	Saxon Asset Securities Trust, Series 2005-1, Class M1, 2.02% (1 mo. USD LIBOR plus 0.690%), due 05/25/35†	438,261
284,860	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.20%, due 10/20/30 144A	284,405
500,000	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 2.60% (3 mo. USD LIBOR plus 1.240%), due 07/20/30† 144A	503,350
3,892,549	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	4,000,735
3,594,780	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	3,690,372
1,418,431	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	1,451,103
1,047,411	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	1,059,571
242,953	SoFi Professional Loan Program, Series 2017-E, Class A2A, 1.86%, due 11/26/40‡‡‡‡	241,902
1,300,000	SoFi Professional Loan Program, Series 2017-F, Class A2FX, 2.84%, due 01/25/41 144A	1,303,368
500,000	Sound Point CLO XVI, Ltd., Series 2017-2A, Class A, 2.57% (3 mo. USD LIBOR plus 1.280%), due 07/25/30† 144A	504,022
539,938	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, due 04/25/29 144A	543,961
860,000	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, due 11/15/24 144A	863,560
3,256,000	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, due 04/20/45 144A	3,280,293
1,204,034	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	1,255,384
370,000	Synchrony Credit Card Master Note Trust, Series 2016-1, Class A, 2.04%, due 03/15/22	369,955
385,125	Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.83%, due 05/25/46 144A	391,148
750,000	Telos CLO, Series 2013-3A, Class AR, 2.65% (3 mo. USD LIBOR plus 1.300%), due 07/17/26† 144A	754,088
1,000,000	TICP CLO VI, Ltd., Series 2016-6A, Class A, 2.91% (3 mo. USD LIBOR plus 1.550%), due 01/15/29† 144A	1,004,511
250,000	TICP CLO VII, Ltd., Series 2017-7A, Class AS, 2.53% (3 mo. USD LIBOR plus 1.230%), due 07/15/29† 144A	250,942
115,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.53%, due 10/25/53◆◆ ‡‡‡‡	118,957
265,000	Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.51%, due 11/25/60◆◆ ‡‡‡‡	276,587
498,158	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50%, due 10/25/56◆◆ 144A	495,818
145,580	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, due 10/25/56◆◆ 144A	145,758
122,226	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, due 04/25/57◆◆ 144A	122,287
1,151,236	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, due 06/25/57◆◆ 144A	1,149,330
1,135,563	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, due 10/25/57◆◆ 144A	1,134,444
265,000	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A4, 1.32%, due 11/15/21	260,984
425,000	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.73%, due 02/16/21	423,002
590,000	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.76%, due 07/15/21	586,849

52	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

300,000	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4, 1.98%, due 12/15/22	297,398
750,000	Trinitas CLO V, Ltd., Series 2016-5A, Class A, 3.07% (3 mo. USD LIBOR plus 1.700%), due 10/25/28† 144A	754,424
500,000	Trinitas CLO VI, Ltd., Series 2017-6A, Class A, 2.69% (3 mo. USD LIBOR plus 1.320%), due 07/25/29† 144A	503,528
1,953,000	Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, due 01/20/21 144A	1,942,613
2,530,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.06%, due 09/20/21 144A	2,524,523
88,316	VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.38%, due 04/25/47†† 144A	88,885
108,218	VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, due 04/25/59†† 144A	108,679
257,712	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35‡‡‡‡	254,283
500,000	Wellfleet CLO, Ltd., Series 2016-2A, Class A1, 3.01% (3 mo. USD LIBOR plus 1.650%), due 10/20/28† 144A	502,943
500,000	Wells Fargo Dealer Floorplan Master Note Trust, Series 2015-1, Class A, 2.00% (1 mo. LIBOR plus 0.500%), due 01/20/20†	500,122
850,425	Wendys Funding LLC, Series 2015-1A, Class A2I, 3.37%, due 06/15/45 144A	854,989
500,000	West CLO, Ltd., Series 2013-1A, Class A1AR, 2.55% (3 mo. USD LIBOR plus 1.160%), due 11/07/25† 144A	502,222
228,709	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/30‡‡‡‡	228,514
695,000	World Omni Auto Receivables Trust, Series 2016-A, Class A3, 1.77%, due 09/15/21	692,956
145,000	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.95%, due 02/15/23	143,820
250,000	Zais CLO 6, Ltd., Series 2017-1A, Class A1, 2.73% (3 mo. USD LIBOR plus 1.370%), due 07/15/29† 144A	251,916

		107,346,335

	Corporate Debt — 36.6%

20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	27,385
775,000	Abbott Laboratories, 2.90%, due 11/30/21	784,679
812,000	AbbVie, Inc., 3.20%, due 11/06/22	825,436
720,000	AbbVie, Inc., 3.60%, due 05/14/25	741,373
500,000	AbbVie, Inc., 4.50%, due 05/14/35	550,825
243,457	Abengoa Transmision Sur SA, 6.88%, due 04/30/43 144A	270,237
360,000	Activision Blizzard, Inc., 3.40%, due 09/15/26‡	365,003
380,000	Activision Blizzard, Inc., 6.13%, due 09/15/23 144A	402,919
347,000	AECOM, 5.13%, due 03/15/27	354,339
400,000	AEP Texas, Inc., 3.80%, due 10/01/47 144A	413,094
175,000	AEP Transmission Co. LLC, 3.75%, due 12/01/47 144A	180,460
340,000	AerCap Global Aviation Trust, 6.50% (3 mo. USD LIBOR plus 4.300%), due 06/15/45† 144A	373,150
280,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.75%, due 05/15/19	284,526
355,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, due 10/30/20	372,386
330,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, due 10/01/21	352,076
370,000	Aetna, Inc., 4.75%, due 03/15/44	414,665
315,000	Agrium, Inc., 4.90%, due 06/01/43	352,779
150,000	Agrium, Inc., 5.25%, due 01/15/45	175,184
390,000	Ahern Rentals, Inc., 7.38%, due 05/15/23 144A	368,550
168,318	Air Canada 2013-1 Class A Pass Through Trust, 4.13%, due 11/15/26‡‡‡‡	177,591
250,000	Air Canada 2013-1 Class C Pass Through Trust, 6.63%, due 05/15/18 144A	254,687
1,941,636	Air Canada 2015-1 Class A Pass Through Trust, 3.60%, due 09/15/28 144A	1,976,974
180,000	Air Canada 2017-1 Class B Pass Through Trust, 3.70%, due 07/15/27 144A	182,045

See accompanying Notes to the Schedule of Investments.	53

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

170,000	Air Lease Corp., 3.38%, due 01/15/19	171,687
155,000	Aircastle, Ltd., 5.50%, due 02/15/22	166,819
150,000	Aircastle, Ltd., 7.63%, due 04/15/20	164,438
210,000	Alimentation Couche-Tard, Inc., 2.70%, due 07/26/22 144A	208,291
335,000	Allergan Funding SCS, 3.80%, due 03/15/25	341,564
605,000	Allergan Funding SCS, 4.55%, due 03/15/35‡	642,081
39,000	Allergan Funding SCS, 4.75%, due 03/15/45	41,678
225,000	Ally Financial, Inc., 3.25%, due 11/05/18‡	225,844
465,000	Ally Financial, Inc., 5.13%, due 09/30/24‡	503,944
200,000	Altice Financing SA, 6.63%, due 02/15/23‡ 144A	209,920
135,000	Altria Group, Inc., 2.85%, due 08/09/22	135,973
595,000	Amazon.com, Inc., 3.15%, due 08/22/27 144A	597,101
358,000	Amazon.com, Inc., 3.88%, due 08/22/37 144A	381,171
585,000	Amazon.com, Inc., 4.05%, due 08/22/47 144A	633,231
290,000	AMC Entertainment Holdings, Inc., 6.13%, due 05/15/27‡	289,275
340,000	AMC Networks, Inc., 5.00%, due 04/01/24	345,100
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	654,138
324,080	American Airlines 2011-1 Class B Pass Through Trust, 7.00%, due 07/31/19 144A	325,700
3,782,353	American Airlines 2013-2 Class A Pass Through Trust, 4.95%, due 07/15/24	4,039,462
90,371	American Airlines 2016-1 Class A Pass Through Trust, 4.10%, due 07/15/29	94,289
228,000	American Airlines 2017-1 Class A Pass Through Trust, 4.00%, due 08/15/30‡	236,960
270,000	American Airlines 2017-1 Class AA Pass Through Trust, 3.65%, due 02/15/29	276,804
150,000	American Airlines 2017-2 Class A Pass Through Trust, 3.60%, due 04/15/31	152,048
455,000	American Express Co., 2.50%, due 08/01/22	449,991
1,003,000	American Express Credit Corp., 1.88%, due 05/03/19	999,165
465,000	American Honda Finance Corp., (MTN), 2.00%, due 02/14/20	462,761
235,000	American Tower Corp. REIT, 3.40%, due 02/15/19	237,728
510,000	American Tower Corp. REIT, 3.55%, due 07/15/27	507,288
235,000	American Tower Corp. REIT, 4.70%, due 03/15/22	251,802
180,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	182,700
813,000	Amgen, Inc., 4.66%, due 06/15/51	913,368
295,000	Anadarko Petroleum Corp., 6.20%, due 03/15/40	358,866
6,000,000	Anadarko Petroleum Corp., 6.80%, due 10/10/36‡‡	2,586,298
156,000	Andeavor Logistics, LP/Tesoro Logistics Finance Corp., 4.25%, due 12/01/27	157,649
240,000	Anglo American Capital Plc, 4.75%, due 04/10/27 144A	251,566
465,000	Anheuser-Busch InBev Finance, Inc., 4.70%, due 02/01/36	521,535
2,280,000	Anheuser-Busch InBev Finance, Inc., 4.90%, due 02/01/46	2,653,082
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	360,850
350,000	Anixter, Inc., 5.63%, due 05/01/19	362,250
230,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 5.38%, due 09/15/24	238,050
5,000	Anthem, Inc., 5.10%, due 01/15/44	5,858
295,000	Aquarius & Investments Plc for Swiss Reinsurance Co., Ltd., Reg S, 6.38% (USD 5 year swap rate plus 5.210%), due 09/01/24† ‡‡‡	310,532
331,000	Arconic, Inc., 5.13%, due 10/01/24	354,322
215,000	Ares Capital Corp., 3.88%, due 01/15/20‡	218,901
180,000	ASP AMC Merger Sub, Inc., 8.00%, due 05/15/25 144A	173,700
150,000	AT&T, Inc., 2.63%, due 12/01/22	147,835
2,079,000	AT&T, Inc., 3.40%, due 05/15/25	2,047,270
5,000,000	AT&T, Inc., 3.43%, due 11/27/22‡‡ 144A	4,270,008

54	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

120,000	AT&T, Inc., 3.88%, due 08/15/21	124,428
392,000	AT&T, Inc., 3.90%, due 08/14/27	395,389
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,556
394,000	AT&T, Inc., 4.75%, due 05/15/46	386,833
45,000	AT&T, Inc., 4.90%, due 08/14/37	45,708
110,000	AT&T, Inc., 5.25%, due 03/01/37	116,689
50,000	AT&T, Inc., 5.30%, due 08/14/58	50,373
640,000	AT&T, Inc., 5.45%, due 03/01/47	686,567
425,000	Australia & New Zealand Banking Group, Ltd., 2.13%, due 08/19/20	421,819
200,000	Australia & New Zealand Banking Group, Ltd., 6.75% (USISDA05 plus 5.168%)† ††††† 144A	228,000
365,000	Autodesk, Inc., 3.50%, due 06/15/27	358,752
190,000	AXA SA, 8.60%, due 12/15/30	273,837
260,000	Azul Investments LLP, 5.88%, due 10/26/24‡ 144A	259,025
260,000	BAC Capital Trust XIV, 4.00% (3 mo. USD LIBOR plus 0.400%)† †††††	232,669
2,160,000	BAE Systems Holdings, Inc., 6.38%, due 06/01/19 144A	2,278,290
87,000	Bank of America Corp., 2.60%, due 01/15/19	87,311
623,000	Bank of America Corp., 3.00%, due 12/20/23◆ 144A	625,029
2,526,000	Bank of America Corp., 3.50%, due 04/19/26	2,585,370
755,000	Bank of America Corp., 3.59% (3 mo. USD LIBOR plus 1.370%), due 07/21/28† ‡	768,349
500,000	Bank of America Corp., 4.13%, due 01/22/24	532,206
165,000	Bank of America Corp., 4.20%, due 08/26/24	173,908
124,000	Bank of America Corp., 4.25%, due 10/22/26	130,820
1,330,000	Bank of America Corp., 4.45%, due 03/03/26	1,422,086
420,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR plus 3.387%)† ††††† ‡	427,035
270,000	Bank of America Corp., 6.30% (3 mo. USD LIBOR plus 4.553%)† ††††† ‡	305,775
740,000	Bank of America Corp., (MTN), 3.30%, due 01/11/23	757,544
378,000	Bank of America Corp., (MTN), 3.95%, due 04/21/25	391,268
270,000	Bank of America Corp., (MTN), 4.44% (3 mo. USD LIBOR plus 1.990%), due 01/20/48†	305,057
425,000	Banque Federative du Credit Mutuel SA, 2.20%, due 07/20/20 144A	422,429
380,000	Barclays Plc, 3.20%, due 08/10/21	382,513
300,000	Barclays Plc, 3.68%, due 01/10/23	304,716
325,000	Barclays Plc, 4.38%, due 01/12/26‡	338,812
200,000	Barclays Plc, 4.95%, due 01/10/47‡	222,825
770,000	BAT Capital Corp., 3.22%, due 08/15/24 144A	771,109
375,000	Becton Dickinson and Co., 2.13%, due 06/06/19	374,288
1,060,000	Becton Dickinson and Co., 3.70%, due 06/06/27	1,070,239
1,395,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,870,066
105,000	BHP Billiton Finance USA, Ltd., 6.25%, (USD 5 year swap rate plus 4.971%), due 10/19/75† ‡ 144A	113,978
1,099,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 02/15/23 144A	1,196,545
760,000	BNP Paribas SA, 3.50%, due 11/16/27 144A	758,039
170,000	Boardwalk Pipelines, LP, 4.45%, due 07/15/27	173,282
1,835,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	1,985,840
280,000	BPCE SA, 4.50%, due 03/15/25 144A	293,106
415,000	BPCE SA, 5.70%, due 10/22/23 144A	460,454
205,000	Braskem Finance, Ltd., 7.00%, due 05/07/20 144A	222,425
310,000	Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	305,365

See accompanying Notes to the Schedule of Investments.	55

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

530,000	Brighthouse Financial, Inc., 3.70%, due 06/22/27 144A	522,270
259,636	British Airways 2013-1 Class A Pass Through Trust, 4.63%, due 12/20/25 144A	275,486
65,706	British Airways 2013-1 Class B Pass Through Trust, 5.63%, due 12/20/21 144A	68,062
425,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 2.38%, due 01/15/20 144A	422,334
1,022,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, due 01/15/27 144A	1,007,593
185,000	Bunge, Ltd. Finance Corp., 8.50%, due 06/15/19	200,475
245,000	C&W Senior Financing Designated Activity Co., 6.88%, due 09/15/27‡ 144A	257,250
305,000	CA, Inc., 3.60%, due 08/15/22	309,547
193,000	CA, Inc., 4.70%, due 03/15/27	202,283
933,000	Canadian Natural Resources, Ltd., 2.95%, due 01/15/23	929,901
859,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15#	1,153,063
200,000	Capital One Financial Corp., 2.40%, due 10/30/20	198,907
310,000	Capital One Financial Corp., 2.45%, due 04/24/19	310,817
585,000	Capital One Financial Corp., 3.75%, due 07/28/26	583,601
460,000	Capital One Financial Corp., 4.20%, due 10/29/25	474,038
175,000	CCM Merger, Inc., 6.00%, due 03/15/22 144A	180,031
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, due 05/01/27 144A	216,825
39,000	CDW LLC/CDW Finance Corp., 5.00%, due 09/01/25	40,560
235,000	Cemex SAB de CV, 6.13%, due 05/05/25‡ 144A	251,332
225,000	Cengage Learning, Inc., 9.50%, due 06/15/24‡ 144A	204,750
380,000	Cenovus Energy, Inc., 4.45%, due 09/15/42	352,107
250,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	264,068
205,000	CenterPoint Energy, Inc., 2.50%, due 09/01/22	202,136
520,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	517,198
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22	5,222
1,582,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	1,852,260
815,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	953,511
386,000	Chemours Co. (The), 6.63%, due 05/15/23‡	410,125
92,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27	95,395
133,000	Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25	144,388
194,000	CHS/Community Health Systems, Inc., 5.13%, due 08/01/21‡	175,570
136,000	CHS/Community Health Systems, Inc., 8.00%, due 11/15/19‡	115,260
30,000	Chubb INA Holdings, Inc., 4.35%, due 11/03/45	33,958
205,000	Cimarex Energy Co., 4.38%, due 06/01/24	217,836
200,000	Cincinnati Bell, Inc., 7.00%, due 07/15/24 144A	199,000
400,000	Citigroup, Inc., 2.35%, due 08/02/21	395,977
1,374,000	Citigroup, Inc., 2.70%, due 03/30/21	1,378,812
465,000	Citigroup, Inc., 2.75%, due 04/25/22	464,528
789,000	Citigroup, Inc., 2.91% (3 mo. USD LIBOR plus 1.430%), due 09/01/23†	812,664
983,000	Citigroup, Inc., 3.40%, due 05/01/26	990,655
1,110,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR plus 1.563%), due 01/10/28†	1,150,250
140,000	Citigroup, Inc., 4.28% (3 mo. USD LIBOR plus 1.839%), due 04/24/48† ‡	152,652
180,000	Citigroup, Inc., 4.40%, due 06/10/25	190,177
584,000	Citigroup, Inc., 4.60%, due 03/09/26	622,568
115,000	Citigroup, Inc., 4.75%, due 05/18/46	127,283

56	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

560,000	Citigroup, Inc., 5.88% (3 mo. USD LIBOR plus 4.059%)† ††††† ‡	581,700
130,000	Citigroup, Inc., 5.90% (3 mo. USD LIBOR plus 4.230%)† †††††	138,775
230,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.068%)† ††††† ‡	244,950
550,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.095%)† ††††† ‡	575,781
120,000	Citigroup, Inc., 6.13% (3 mo. USD LIBOR plus 4.478%)† ††††† ‡	127,800
495,000	Citigroup, Inc., 6.25% (3 mo. USD LIBOR plus 4.517%)† ††††† ‡	546,604
390,000	Citizens Bank NA/Providence RI, 2.20%, due 05/26/20	387,504
401,000	Citrix Systems, Inc., 4.50%, due 12/01/27	407,768
250,000	Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	255,000
1,614,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14#	1,821,169
300,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	318,000
233,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, due 08/15/26 144A	233,053
495,000	Columbia Pipeline Group, Inc., 4.50%, due 06/01/25	527,855
130,000	Comcast Corp., 3.97%, due 11/01/47‡	134,656
369,000	Comcast Corp., 4.05%, due 11/01/52‡	378,637
1,930,000	Comcast Corp., 4.25%, due 01/15/33	2,107,186
79,000	Comcast Corp., 6.40%, due 05/15/38	106,883
20,000	Comcast Corp., 6.50%, due 11/15/35	27,086
73,000	Commercial Metals Co., 5.38%, due 07/15/27	74,643
350,000	Commerzbank AG, 8.13%, due 09/19/23 144A	419,032
200,000	Comunicaciones Celulares SA Via Comcel Trust, 6.88%, due 02/06/24 144A	207,882
45,000	Concho Resources, Inc., 4.88%, due 10/01/47	49,013
190,000	ConocoPhillips Co., 4.95%, due 03/15/26	216,024
575,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	756,784
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	71,135
400,000	Consumers Energy Co., 3.25%, due 08/15/46	385,159
1,164,691	Continental Airlines 2007-1 Class A Pass Through Trust, 5.98%, due 10/19/23	1,271,785
171,876	Continental Airlines 2012-1 Class B Pass Through Trust, 6.25%, due 10/11/21	180,316
475,000	Continental Resources, Inc., 5.00%, due 09/15/22	483,906
305,000	Cooperatieve Rabobank UA, 11.00% (3 mo. USD LIBOR plus 10.868%)† ††††† 144A	341,981
820,000	Corp. Andina de Fomento, 2.13%, due 09/27/21	802,887
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23	54,421
1,526,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	1,494,062
205,000	Credit Acceptance Corp., 6.13%, due 02/15/21	208,075
300,000	Credit Agricole SA, 7.88% (USD 5 year swap rate plus 4.898%)† ††††† 144A	340,112
250,000	Credit Agricole SA, 8.13% (USD 5 year swap rate plus 6.283%), due 09/19/33† 144A	259,981
500,000	Credit Suisse Group Funding Guernsey, Ltd., 3.13%, due 12/10/20	506,366
215,000	Credito Real SAB de CV SOFOM ER, 9.13%◆ ††††† 144A	222,794
300,000	Crown Castle Holdings GS V LLC/Crown Castle GS III Corp. REIT, 3.85%, due 04/15/23	309,875
357,000	Crown Castle Towers LLC, 4.88%, due 08/15/40 144A	373,603
335,000	Crown Castle Towers LLC, 6.11%, due 01/15/40 144A	353,316
1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,143,999
120,000	CVS Health Corp., 5.13%, due 07/20/45	138,063
2,860,132	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	3,510,876
245,000	Cydsa SAB DE CV, 6.25%, due 10/04/27‡ 144A	248,369
1,615,000	Daimler Finance North America LLC, 2.20%, due 05/05/20 144A	1,606,376
375,000	DaVita, Inc., 5.00%, due 05/01/25‡	375,825

See accompanying Notes to the Schedule of Investments.	57

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

578,000	DCP Midstream Operating LP, 5.35%, due 03/15/20 144A	605,455
240,000	DCP Midstream Operating LP, 5.85% (3 mo. USD LIBOR plus 3.850%), due 05/21/43† 144A	224,400
210,000	DCP Midstream Operating LP, 9.75%, due 03/15/19 144A	228,113
215,000	Dell International LLC/EMC Corp., 3.48%, due 06/01/19 144A	217,768
640,000	Dell International LLC/EMC Corp., 6.02%, due 06/15/26 144A	706,829
55,000	Dell International LLC/EMC Corp., 7.13%, due 06/15/24‡ 144A	60,238
250,000	Dell International LLC/EMC Corp., 8.35%, due 07/15/46 144A	323,150
920,129	Delta Air Lines 2007-1 Class A Pass Through Trust, 6.82%, due 02/10/24	1,048,395
70,553	Delta Air Lines 2010-1 Class A Pass Through Trust, 6.20%, due 01/02/20	71,788
405,000	Delta Air Lines, Inc., 3.63%, due 03/15/22	412,390
375,000	Deutsche Bank AG, 3.38%, due 05/12/21	378,758
670,000	Devon Energy Corp., 7.95%, due 04/15/32	920,916
250,000	Dexia Credit Local SA, 1.88%, due 09/15/21 144A	244,383
235,000	Digicel, Ltd., 6.75%, due 03/01/23 144A	231,924
622,000	Digital Realty Trust, LP REIT, 3.70%, due 08/15/27	627,787
665,000	Discover Financial Services, 3.75%, due 03/04/25	670,404
412,000	Discover Financial Services, 3.95%, due 11/06/24	421,460
150,000	Discover Financial Services, 4.10%, due 02/09/27	153,934
72,000	Discover Financial Services, 5.20%, due 04/27/22	77,573
35,000	Discovery Communications LLC, 5.00%, due 09/20/37	36,376
125,000	Discovery Communications LLC, 5.20%, due 09/20/47‡	130,964
264,000	Dominion Energy, Inc., 2.58%, due 07/01/20	264,269
115,000	Dominion Energy, Inc., 2.85%, due 08/15/26‡	111,270
400,000	Dominion Energy, Inc., 4.45%, due 03/15/21	422,686
400,000	Dow Chemical Co. (The), 4.38%, due 11/15/42	422,464
2,589,000	Duke Energy Corp., 3.55%, due 09/15/21	2,674,095
420,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	408,048
195,000	Duke Energy Progress LLC, 3.70%, due 10/15/46	199,692
274,000	eBay, Inc., 2.15%, due 06/05/20	272,235
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	250,145
874,000	Electricite de France SA, 3.63%, due 10/13/25 144A	896,317
235,000	Electricite de France SA, 5.25% (USSW10 plus 3.709%)† ††††† 144A	240,581
494,000	Electronic Arts, Inc., 4.80%, due 03/01/26	542,685
373,000	Emera US Finance, LP, 3.55%, due 06/15/26	374,730
355,000	Enbridge Energy Partners, LP, 4.38%, due 10/15/20	370,198
230,000	Enbridge Energy Partners, LP, 5.13% (3 mo. USD LIBOR plus 3.798%), due 10/01/77† ‡	229,137
540,000	Encana Corp., 6.50%, due 08/15/34	669,100
179,000	Energy Transfer Equity, LP, 5.88%, due 01/15/24	188,845
295,000	Energy Transfer Partners, LP, 5.15%, due 03/15/45	287,875
110,000	Energy Transfer Partners, LP, 4.20%, due 04/15/27	109,637
203,000	Energy Transfer Partners, LP, 9.70%, due 03/15/19	219,768
110,000	EnerSys, 5.00%, due 04/30/23 144A	115,363
307,000	EnLink Midstream Partners, LP, 4.85%, due 07/15/26	322,244
200,000	EnLink Midstream Partners, LP, 6.00%◆ ††††† ‡	192,216
162,000	Enova International, Inc., 9.75%, due 06/01/21	172,125
55,000	Enterprise Products Operating LLC, 3.70%, due 02/15/26	56,413
460,000	Enterprise Products Operating LLC, 3.75%, due 02/15/25	475,020

58	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

285,000	Enterprise Products Operating LLC, 5.08% (3 mo. USD LIBOR plus 3.708%), due 08/01/66†	285,356
440,000	Enterprise Products Operating LLC, 5.25%, due 08/16/77◆	436,700
85,000	Equifax, Inc., 3.25%, due 06/01/26	81,441
70,000	Equifax, Inc., 7.00%, due 07/01/37	89,162
174,000	Equinix, Inc. REIT, 5.38%, due 05/15/27‡	186,615
1,934,000	ERAC USA Finance LLC, 2.80%, due 11/01/18 144A	1,943,505
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49* **** ¤ ^ †††	—
120,000	Exela Intermediate LLC/Exela Finance, Inc., 10.00%, due 07/15/23 144A	117,300
1,169,000	Exelon Corp., 5.10%, due 06/15/45	1,385,205
912,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22‡	957,930
530,000	Expedia, Inc., 3.80%, due 02/15/28 144A	513,204
645,000	Expedia, Inc., 5.00%, due 02/15/26	690,645
495,000	Express Scripts Holding Co., 2.60%, due 11/30/20‡	494,887
1,270,000	Express Scripts Holding Co., 3.40%, due 03/01/27	1,248,699
405,000	Fidelity National Information Services, Inc., 2.85%, due 10/15/18	407,537
302,000	Fidelity National Information Services, Inc., 3.63%, due 10/15/20	310,496
1,303,000	Fifth Third Bancorp, 2.88%, due 07/27/20	1,317,557
272,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR plus 3.033%)† ††††† ‡	276,760
245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31‡	331,215
250,000	Flagstar Bancorp, Inc., 6.13%, due 07/15/21	265,887
761,000	Ford Motor Co., 4.75%, due 01/15/43	774,584
222,000	Ford Motor Credit Co. LLC, 2.38%, due 03/12/19	222,145
595,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	653,904
580,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	642,781
190,000	Freedom Mortgage Corp., 8.13%, due 11/15/24 144A	194,038
625,000	Freeport-McMoRan, Inc., 2.38%, due 03/15/18	624,531
155,000	FS Investment Corp., 4.00%, due 07/15/19	156,895
285,000	FS Investment Corp., 4.25%, due 01/15/20	290,009
221,000	GCI, Inc., 6.88%, due 04/15/25	236,470
80,000	General Electric Co., 4.38%, due 09/16/20	84,066
450,000	General Motors Co., 4.00%, due 04/01/25	462,850
450,000	General Motors Co., 4.88%, due 10/02/23	487,591
1,045,000	General Motors Financial Co., Inc., 3.50%, due 07/10/19	1,061,141
460,000	General Motors Financial Co., Inc., 4.00%, due 01/15/25	473,336
1,430,000	General Motors Financial Co., Inc., 4.20%, due 03/01/21	1,488,208
394,000	General Motors Financial Co., Inc., 4.30%, due 07/13/25‡	411,224
475,000	Gilead Sciences, Inc., 2.50%, due 09/01/23	469,299
185,000	GLP Capital, LP/GLP Financing II, Inc., 5.38%, due 04/15/26	198,875
265,000	Goldcorp, Inc., 3.63%, due 06/09/21	271,030
625,000	Goldman Sachs Group (The), Inc., 2.30%, due 12/13/19	624,894
919,000	Goldman Sachs Group (The), Inc., 2.63%, due 04/25/21	919,085
140,000	Goldman Sachs Group (The), Inc., 3.50%, due 01/23/25	142,345
85,000	Goldman Sachs Group (The), Inc., 3.75%, due 02/25/26	87,366
930,000	Goldman Sachs Group (The), Inc., 3.85%, due 01/26/27	955,781
290,000	Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	337,082
125,000	Goldman Sachs Group (The), Inc., 5.30% (3 mo. USD LIBOR plus 3.834%)† ††††† ‡	133,125
565,000	Goldman Sachs Group (The), Inc., 5.38% (3 mo. USD LIBOR plus 3.922%)† ††††† ‡	582,656
130,000	Goldman Sachs Group (The), Inc., 5.75%, due 01/24/22	144,227

See accompanying Notes to the Schedule of Investments.	59

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

680,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	681,080
1,462,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	1,545,511
535,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	722,452
280,000	Greenko Dutch BV, 4.88%, due 07/24/22 144A	284,228
70,000	Gulfport Energy Corp., 6.00%, due 10/15/24‡	70,350
124,000	H&E Equipment Services, Inc., 5.63%, due 09/01/25 144A	129,890
465,000	Hartford Financial Services Group, Inc. (The), 8.13% (3 mo. USD LIBOR plus 4.603%), due 06/15/68†	477,787
380,000	HBOS Plc, 6.75%, due 05/21/18 144A	386,480
390,000	HCA, Inc., 5.25%, due 04/15/25	413,400
262,000	HCA, Inc., 5.25%, due 06/15/26	278,375
460,000	HCA, Inc., 5.88%, due 03/15/22	493,350
195,000	HCA, Inc., 7.50%, due 02/15/22‡	219,863
418,000	Hewlett Packard Enterprise Co., 2.10%, due 10/04/19 144A	415,316
175,000	Hewlett Packard Enterprise Co., 2.85%, due 10/05/18	175,876
105,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, due 12/01/24‡ 144A	115,106
145,000	Home Depot, Inc. (The), 3.50%, due 09/15/56	139,923
214,000	HSBC Finance Corp., 6.68%, due 01/15/21	238,092
305,000	HSBC Holdings Plc, 6.88% (USISDA05 plus 5.514%)† †††††	329,400
95,000	Humana, Inc., 3.95%, due 03/15/27	98,547
1,260,000	Husky Energy, Inc., 7.25%, due 12/15/19	1,372,473
120,000	IHS Markit, Ltd., 4.00%, due 03/01/26 144A	120,450
90,000	IHS Markit, Ltd., 4.75%, due 02/15/25 144A	95,175
110,000	IHS Markit, Ltd., 5.00%, due 11/01/22 144A	119,812
420,000	Imperial Tobacco Finance Plc, 2.05%, due 02/11/18 144A	419,957
385,000	ING Bank NV, 5.80%, due 09/25/23 144A	432,593
295,000	Ingram Micro, Inc., 5.45%, due 12/15/24	293,409
200,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	224,500
220,000	International Lease Finance Corp., 5.88%, due 04/01/19	229,045
310,000	International Paper Co., 4.40%, due 08/15/47	325,288
54,000	IPALCO Enterprises, Inc., 3.70%, due 09/01/24 144A	54,014
150,000	Iron Mountain, Inc. REIT, 4.88%, due 09/15/27 144A	150,750
350,000	Iron Mountain, Inc. REIT, 6.00%, due 08/15/23‡	367,500
260,000	Israel Electric Corp., Ltd., 6.88%, due 06/21/23 144A	303,080
105,000	Israel Electric Corp., Ltd., 7.25%, due 01/15/19 144A	109,634
107,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 07/15/25 144A	113,153
563,000	Jabil, Inc., 4.70%, due 09/15/22	593,064
110,000	Jacobs Entertainment, Inc., 7.88%, due 02/01/24 144A	117,975
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	542,507
175,000	Jefferies Group LLC, 8.50%, due 07/15/19	190,149
418,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, due 01/15/27	445,207
580,000	Johnson & Johnson, 3.40%, due 01/15/38	595,346
560,000	JPMorgan Chase & Co., 2.40%, due 06/07/21	557,267
1,802,000	JPMorgan Chase & Co., 3.20%, due 01/25/23	1,839,326
380,000	JPMorgan Chase & Co., 3.20%, due 06/15/26	380,215
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	307,357
1,430,000	JPMorgan Chase & Co., 3.38%, due 05/01/23	1,454,599
800,000	JPMorgan Chase & Co., 3.96%, due 11/15/48◆	828,210

60	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

820,000	JPMorgan Chase & Co., 4.25%, due 10/15/20	860,125
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	95,503
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	214,130
1,000,000	JPMorgan Chase & Co., 5.30% (3 mo. USD LIBOR plus 3.800%)† †††††	1,039,600
420,000	JPMorgan Chase & Co., 6.75% (3 mo. USD LIBOR plus 3.780%)† ††††† ‡	476,175
822,000	Juniper Networks, Inc., 3.13%, due 02/26/19	828,671
348,000	Juniper Networks, Inc., 3.30%, due 06/15/20‡	352,713
843,000	Juniper Networks, Inc., 4.60%, due 03/15/21‡	883,527
200,000	KazMunayGas National Co. JSC, 3.88%, due 04/19/22 144A	203,487
217,000	Keysight Technologies, Inc., 4.60%, due 04/06/27	228,813
2,500,000	Kinder Morgan Energy Partners, LP, 4.15%, due 02/01/24	2,596,136
185,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	237,914
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,444,036
688,000	KKR Group Finance Co. LLC, 6.38%, due 09/29/20 144A	756,559
200,000	Klabin Finance SA, 4.88%, due 09/19/27 144A	197,900
360,000	Kraft Heinz Foods Co., 3.50%, due 06/06/22‡	368,749
95,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	94,482
235,000	Kraft Heinz Foods Co., 4.88%, due 02/15/25 144A	249,264
170,000	Kraft Heinz Foods Co., 5.00%, due 07/15/35	186,144
148,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45	163,417
349,000	Kraft Heinz Foods Co., 5.38%, due 02/10/20	369,949
204,000	Kratos Defense & Security Solutions, Inc., 6.50%, due 11/30/25 144A	212,415
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	429,986
180,000	Kronos Acquisition Holdings, Inc., 9.00%, due 08/15/23 144A	168,750
300,000	L Brands, Inc., 5.63%, due 10/15/23‡	325,125
221,000	L Brands, Inc., 6.63%, due 04/01/21	243,100
120,000	L Brands, Inc., 6.88%, due 11/01/35	121,800
82,000	Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp., 5.25%, due 03/15/22 144A	84,768
133,000	Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp., 5.25%, due 10/01/25 144A	132,668
150,000	Laureate Education, Inc., 8.25%, due 05/01/25‡ 144A	159,375
272,000	Lear Corp., 5.25%, due 01/15/25	290,540
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%**** ††† †††††	165
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17**** †††	95
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17**** †††	312
290,000	Leucadia National Corp., 5.50%, due 10/18/23‡	312,488
1,150,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	1,213,266
1,237,000	Liberty Mutual Group, Inc., 4.95%, due 05/01/22 144A	1,336,079
386,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	492,343
105,000	Lions Gate Entertainment Corp., 5.88%, due 11/01/24 144A	111,431
230,000	Liquid Telecommunications Financing Plc, 8.50%, due 07/13/22 144A	243,062
300,000	Lloyds Banking Group Plc, 7.50% (USD 5 year swap rate plus 4.760%)† †††††	340,875
645,000	Lloyds Banking Group Plc, Subordinated Note, 4.65%, due 03/24/26	682,224
1,268,000	Lockheed Martin Corp., 4.70%, due 05/15/46	1,485,485
247,000	LSC Communications, Inc., 8.75%, due 10/15/23 144A	254,719
492,000	LyondellBasell Industries NV, 5.00%, due 04/15/19	505,277
240,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR plus 3.520%)† †††††	256,212

See accompanying Notes to the Schedule of Investments.	61

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

300,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	316,411
355,000	Macy’s Retail Holdings, Inc., 3.63%, due 06/01/24‡	342,637
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	55,896
400,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	454,136
700,000	Marriott International, Inc., 3.13%, due 06/15/26	689,823
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	242,262
225,000	Masco Corp., 4.38%, due 04/01/26	238,612
225,000	Masco Corp., 4.45%, due 04/01/25‡	239,692
725,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	849,717
66,000	Match Group, Inc., 5.00%, due 12/15/27‡ 144A	67,155
210,000	Match Group, Inc., 6.38%, due 06/01/24	228,375
175,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, due 05/15/24‡ 144A	173,469
239,000	MDC Partners, Inc., 6.50%, due 05/01/24‡ 144A	241,390
270,000	MEDNAX, Inc., 5.25%, due 12/01/23 144A	275,400
70,000	Medtronic, Inc., 3.13%, due 03/15/22	71,581
190,000	Medtronic, Inc., 3.15%, due 03/15/22	194,721
384,000	Medtronic, Inc., 4.38%, due 03/15/35	433,693
275,000	MetLife, Inc., 6.40%, due 12/15/66	317,023
250,000	MetLife, Inc., 9.25%, due 04/08/38 144A	369,375
165,000	Mexichem SAB de CV, 5.50%, due 01/15/48 144A	161,081
63,000	MGIC Investment Corp., 5.75%, due 08/15/23	69,064
410,000	Microsoft Corp., 3.95%, due 08/08/56	438,961
1,104,000	Microsoft Corp., 4.25%, due 02/06/47	1,265,454
540,000	Microsoft Corp., 4.45%, due 11/03/45	634,519
165,630	Miran Mid-Atlantic Series C Pass Through Trust, 10.06%, due 12/30/28	168,115
277,000	Molson Coors Brewing Co., 1.45%, due 07/15/19	273,642
230,000	Molson Coors Brewing Co., 3.00%, due 07/15/26	225,540
380,000	Mondelez International Holdings Netherlands BV, 1.63%, due 10/28/19 144A	374,683
921,000	Morgan Stanley, 3.88%, due 04/29/24	962,402
305,000	Morgan Stanley, 3.88%, due 01/27/26	318,252
135,000	Morgan Stanley, 3.97% (3 mo. USD LIBOR plus 1.455%), due 07/22/38†	140,269
660,000	Morgan Stanley, 4.38%, due 01/22/47	725,325
325,000	Morgan Stanley, 5.45% (3 mo. USD LIBOR plus 3.610%)† ††††† ‡	334,019
345,000	Morgan Stanley, 5.50%, due 01/26/20	365,778
2,147,000	Morgan Stanley, 7.30%, due 05/13/19	2,289,688
1,720,000	Morgan Stanley, (MTN), 4.10%, due 05/22/23	1,794,129
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,011,018
25,000	MPLX, LP, 5.20%, due 03/01/47	27,542
225,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	224,100
140,000	Murphy Oil Corp., 5.75%, due 08/15/25	143,500
194,000	Mylan NV, 2.50%, due 06/07/19	193,867
366,000	Mylan NV, 3.95%, due 06/15/26‡	369,705
360,000	Myriad International Holdings BV, 5.50%, due 07/21/25‡ 144A	392,806
44,000	National CineMedia LLC, 6.00%, due 04/15/22	44,770
245,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, due 07/01/21‡	249,134
235,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 7.88%, due 10/01/20	240,141
175,000	Navient Corp., (MTN), 8.45%, due 06/15/18	179,900
237,000	Nemak SAB de CV, 5.50%, due 02/28/23‡ 144A	244,702

62	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

335,000	NetApp, Inc., 2.00%, due 09/27/19	332,545
255,000	Netflix, Inc., 4.88%, due 04/15/28 144A	250,219
445,000	New England Power Co., 3.80%, due 12/05/47 144A	456,169
170,000	Newell Brands, Inc., 4.20%, due 04/01/26‡	177,730
123,000	Newfield Exploration Co., 5.63%, due 07/01/24‡	132,840
103,000	Newfield Exploration Co., 5.75%, due 01/30/22	110,468
205,000	NextEra Energy Capital Holdings, Inc., 2.30%, due 04/01/19	204,951
435,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	443,967
95,000	NextEra Energy Operating Partners, LP, 4.50%, due 09/15/27 144A	94,763
285,000	Nippon Life Insurance Co., 5.10% (USISDA05 plus 3.650%), due 10/16/44† 144A	301,387
670,000	NiSource Finance Corp., 3.49%, due 05/15/27	683,280
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	813,471
200,000	Noble Energy, Inc., 5.05%, due 11/15/44	215,031
135,000	Nokia OYJ, 4.38%, due 06/12/27	133,785
205,000	Norbord, Inc., 6.25%, due 04/15/23 144A	224,731
220,000	Northern States Power Co., 4.13%, due 05/15/44	240,550
195,000	Northern States Power Co./MN, 3.60%, due 09/15/47	198,960
188,132	Northwest Airlines 2007-1 Class A Pass Through Trust, 7.03%, due 05/01/21	202,627
370,000	NOVA Chemicals Corp., 5.00%, due 05/01/25 144A	370,000
80,000	Novelis Corp., 5.88%, due 09/30/26 144A	81,800
569,000	NRG Energy, Inc., 6.25%, due 05/01/24‡	598,872
270,000	NRG Energy, Inc., 6.63%, due 01/15/27	286,875
540,000	NRG Yield Operating LLC, 5.38%, due 08/15/24‡	561,600
225,000	NRG Yield, Inc., 3.25%, due 06/01/20 144A	223,172
530,000	NXP BV/NXP Funding LLC, 4.63%, due 06/01/23 144A	555,705
325,000	NXP BV/NXP Funding LLC, 5.75%, due 03/15/23 144A	336,375
210,000	Omega Healthcare Investors, Inc. REIT, 4.50%, due 01/15/25	210,165
277,000	Omega Healthcare Investors, Inc. REIT, 4.95%, due 04/01/24	289,753
195,000	Omega Healthcare Investors, Inc. REIT, 5.25%, due 01/15/26	202,394
139,000	ONEOK Partners, LP, 5.00%, due 09/15/23	149,110
200,000	ONEOK, Inc., 4.95%, due 07/13/47	208,890
175,000	Open Text Corp., 5.88%, due 06/01/26 144A	189,000
385,000	Oracle Corp., 3.80%, due 11/15/37	404,613
320,000	Oracle Corp., 4.30%, due 07/08/34	356,261
250,000	Owens Corning, 4.20%, due 12/15/22	262,417
460,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34‡	580,760
205,000	PECO Energy Co., 3.70%, due 09/15/47	211,006
730,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 06/15/19 144A	731,655
155,000	Petrobras Global Finance BV, 5.30%, due 01/27/25 144A	155,659
426,000	Petrobras Global Finance BV, 5.63%, due 05/20/43‡	382,288
485,000	Petrobras Global Finance BV, 7.38%, due 01/17/27	534,955
320,000	Petroleos Mexicanos, 4.88%, due 01/24/22	334,320
80,000	Petroleos Mexicanos, 5.38%, due 03/13/22 144A	85,000
255,000	Petroleos Mexicanos, 5.50%, due 01/21/21	270,874
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	262,905
630,000	Petroleos Mexicanos, 6.75%, due 09/21/47 144A	659,200
350,000	Petroleos Mexicanos, 6.88%, due 08/04/26	397,687
1,006,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	1,015,078
774,000	Phillips 66 Partners, LP, 3.75%, due 03/01/28‡	775,979

See accompanying Notes to the Schedule of Investments.	63

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

115,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	107,902
250,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.90%, due 02/15/45	240,952
515,000	PNC Bank NA, 2.45%, due 07/28/22‡	510,997
1,190,000	PNC Bank NA, 2.95%, due 01/30/23	1,198,720
270,000	PNC Financial Services Group, Inc. (The), 4.85% (3 mo. USD LIBOR plus 3.040%)† †††††	276,075
253,000	PNC Financial Services Group, Inc. (The), 6.75% (3 mo. USD LIBOR plus 3.678%)† ††††† ‡	281,159
200,000	Popular, Inc., 7.00%, due 07/01/19	209,000
60,000	Post Holdings, Inc., 5.63%, due 01/15/28‡ 144A	60,393
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	628,086
252,000	Priceline Group (The), Inc., 2.75%, due 03/15/23	251,392
165,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 05/15/23 144A	183,563
95,000	Private Export Funding Corp., 1.88%, due 07/15/18	95,095
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	87,285
598,000	Prudential Financial, Inc., 5.88% (3 mo. USD LIBOR plus 4.175%), due 09/15/42†	654,062
1,000,000	Prudential Financial, Inc., 7.38%, due 06/15/19	1,074,212
445,000	Public Service Electric & Gas Co., 3.00%, due 05/15/27	442,963
170,000	QEP Resources, Inc., 6.88%, due 03/01/21‡	184,450
225,000	Quicken Loans, Inc., 5.25%, due 01/15/28 144A	222,683
370,000	Quicken Loans, Inc., 5.75%, due 05/01/25 144A	384,804
175,000	Quintiles IMS, Inc., 4.88%, due 05/15/23 144A	181,125
340,000	QVC, Inc., 4.38%, due 03/15/23	349,053
265,000	QVC, Inc., 5.13%, due 07/02/22	280,551
300,000	QVC, Inc., 5.45%, due 08/15/34	302,183
132,000	Radian Group, Inc., 4.50%, due 10/01/24	135,564
79,000	Radian Group, Inc., 5.25%, due 06/15/20	83,444
1,358,000	Realty Income Corp. REIT, 4.13%, due 10/15/26	1,414,400
495,000	Regions Financial Corp., 2.75%, due 08/14/22	493,974
132,000	Revlon Consumer Products Corp., 5.75%, due 02/15/21‡	100,320
221,000	Revlon Consumer Products Corp., 6.25%, due 08/01/24‡	135,915
930,000	Royal Bank of Scotland Group Plc, 3.88%, due 09/12/23	946,959
205,000	Royal Bank of Scotland Group Plc, 8.00% (USD 5 year swap rate plus 5.720%)† †††††	234,981
200,000	Royal Bank of Scotland Group Plc, 8.63% (USD 5 year swap rate plus 7.598%)† †††††	225,750
231,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	234,184
217,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	233,023
385,000	Sabine Pass Liquefaction LLC, 5.75%, due 05/15/24	428,477
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25‡	320,000
87,000	Santander Holdings USA, Inc., 2.70%, due 05/24/19	87,218
255,000	Santander Holdings USA, Inc., 3.40%, due 01/18/23 144A	254,298
445,000	Santander Holdings USA, Inc., 3.70%, due 03/28/22 144A	450,786
380,000	Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	399,321
320,000	Select Medical Corp., 6.38%, due 06/01/21	329,600
1,402,000	Sempra Energy, 2.40%, due 03/15/20	1,401,940
922,000	SES SA, 3.60%, due 04/04/23‡ 144A	926,426
275,000	Sherwin-Williams Co. (The), 2.25%, due 05/15/20	274,236
495,000	Shire Acquisitions Investments Ireland DAC, 1.90%, due 09/23/19	490,725
485,000	Shire Acquisitions Investments Ireland DAC, 2.88%, due 09/23/23	477,415
950,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	930,617

64	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

110,000	Simmons Foods, Inc., 5.75%, due 11/01/24 144A	109,450
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,187,860
230,000	Sinclair Television Group, Inc., 5.63%, due 08/01/24‡ 144A	237,762
500,000	Sinopec Group Overseas Development 2015, Ltd., 2.50%, due 04/28/20 144A	497,586
90,000	Sirius XM Radio, Inc., 3.88%, due 08/01/22 144A	90,675
205,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	206,538
205,000	Sirius XM Radio, Inc., 5.38%, due 04/15/25 144A	213,969
315,000	Sirius XM Radio, Inc., 5.38%, due 07/15/26‡ 144A	327,206
210,000	Sixsigma Networks Mexico SA de CV, 8.25%, due 11/07/21 144A	222,863
335,000	Societe Generale SA, 7.38% (USD 5 year swap rate plus 6.238%)† ††††† ‡ 144A	363,910
325,000	Societe Generale SA, 8.00% (USISDA05 plus 5.873%)† ††††† ‡ 144A	378,625
200,000	Societe Generale SA, Reg S, 8.25% (USD 5 year swap rate plus 6.394%)† ††††† ‡‡‡	209,739
335,000	Southern California Edison Co., 4.00%, due 04/01/47	360,756
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,294,970
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,221,016
630,000	Southern Copper Corp., 5.25%, due 11/08/42	706,273
255,000	Southern Power Co., 1.95%, due 12/15/19	253,024
979,000	Spirit Airlines Pass Through Trust, 3.38%, due 08/15/31	979,197
255,000	Sprint Capital Corp., 6.88%, due 11/15/28	257,231
689,063	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, due 03/20/23 144A	695,092
340,000	Standard Chartered Plc, 2.10%, due 08/19/19 144A	337,979
280,000	Standard Industries, Inc./NJ, 5.38%, due 11/15/24 144A	294,084
293,000	State Street Corp., 2.59% (3 mo. USD LIBOR plus 1.000%), due 06/01/77†	264,796
850,000	State Street Corp., 4.96%, due 03/15/18	854,906
395,000	State Street Corp., 5.25% (3 mo. USD LIBOR plus 3.597%)† †††††	415,263
18,000	Stearns Holdings LLC, 9.38%, due 08/15/20 144A	18,765
310,000	Stifel Financial Corp., 4.25%, due 07/18/24	317,990
470,000	Sumitomo Mitsui Trust Bank, Ltd., 2.05%, due 03/06/19 144A	468,863
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23	917,716
460,000	Sunoco Logistics Partners Operations, LP, 3.90%, due 07/15/26	450,949
271,000	Sunoco Logistics Partners Operations, LP, 4.40%, due 04/01/21	282,028
200,000	Sunoco, LP/Sunoco Finance Corp., 6.25%, due 04/15/21	208,400
405,000	SunTrust Bank/Atlanta GA, 2.45%, due 08/01/22	399,779
190,000	T-Mobile USA, Inc., 6.13%, due 01/15/22	196,460
95,000	Tapstone Energy LLC/Tapstone Energy Finance Corp., 9.75%, due 06/01/22 144A	81,819
270,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, due 04/15/21 144A	275,737
760,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	805,769
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	48,131
60,000	Team Health Holdings, Inc., 6.38%, due 02/01/25‡ 144A	53,850
536,000	Tech Data Corp., 4.95%, due 02/15/27	566,413
305,000	Telecom Italia Capital SA, Guaranteed Senior Note, 7.20%, due 07/18/36	380,487
1,599,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22‡	1,611,823
260,000	Telefonos de Mexico SAB de CV, 5.50%, due 11/15/19	274,924
90,000	Tenet Healthcare Corp., 4.38%, due 10/01/21	90,225
60,000	Tervita Escrow Corp., 7.63%, due 12/01/21 144A	60,450
140,000	Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 5.25%, due 01/15/25	147,413
270,000	Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.38%, due 05/01/24	293,287

See accompanying Notes to the Schedule of Investments.	65

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

1,650,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26‡	1,364,830
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	227,268
70,000	Time Warner Cable LLC, 4.13%, due 02/15/21	72,133
670,000	Time Warner Cable LLC, 8.25%, due 04/01/19	716,302
590,000	Time Warner, Inc., 3.80%, due 02/15/27	590,570
260,000	Time Warner, Inc., 4.70%, due 01/15/21	274,878
200,000	Time Warner, Inc., 4.75%, due 03/29/21	213,040
230,000	Total System Services, Inc., 4.80%, due 04/01/26	249,251
75,000	Trident Merger Sub, Inc., 6.63%, due 11/01/25 144A	75,000
77,000	Tutor Perini Corp., 6.88%, due 05/01/25 144A	82,968
500,000	UBS AG/London, 2.45%, due 12/01/20 144A	498,771
1,812,000	UBS Group Funding Jersey, Ltd., 4.13%, due 04/15/26 144A	1,903,305
495,000	UBS Group Funding Switzerland AG, 2.86%, due 08/15/23◆ 144A	489,866
3,097,086	United Airlines 2014-1 Class A Pass Through Trust, 4.00%, due 10/11/27	3,252,281
432,911	United Airlines 2014-2 Class A Pass Through Trust, 3.75%, due 03/03/28	449,101
255,000	United Airlines 2016-1 Class A Pass Through Trust, 3.45%, due 01/07/30	259,304
138,000	United Airlines 2016-1 Class B Pass Through Trust, 3.65%, due 07/07/27	137,682
415,000	United Rentals North America, Inc., 4.88%, due 01/15/28	418,112
220,000	United Rentals North America, Inc., 5.50%, due 07/15/25	234,025
105,000	United Rentals North America, Inc., 5.88%, due 09/15/26	112,744
130,000	UnitedHealth Group, Inc., 4.20%, due 01/15/47	140,440
390,000	UnitedHealth Group, Inc., 4.38%, due 03/15/42	431,752
230,000	Universal Health Services, Inc., 4.75%, due 08/01/22 144A	234,887
275,000	Universal Health Services, Inc., 5.00%, due 06/01/26 144A	284,969
178,753	US Airways 2010-1 Class A Pass Through Trust, 6.25%, due 10/22/24	197,879
203,520	US Airways 2012-1 Class A Pass Through Trust, 5.90%, due 04/01/26	226,355
350,000	US Bank NA/Cincinnati OH, 2.00%, due 01/24/20	348,627
145,000	US Concrete, Inc., 6.38%, due 06/01/24	156,238
210,000	Vale Overseas, Ltd., 6.25%, due 08/10/26	243,810
335,000	Valeant Pharmaceuticals International, Inc., 6.13%, due 04/15/25‡ 144A	307,781
490,000	Valero Energy Corp., 3.40%, due 09/15/26‡	492,891
115,000	Vector Group, Ltd., 6.13%, due 02/01/25 144A	119,313
200,000	Vedanta Resources Plc, 6.38%, due 07/30/22‡ 144A	209,260
430,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	433,854
2,000,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 2.70%, due 04/01/20	2,009,835
260,000	VEREIT Operating Partnership, LP REIT, 4.60%, due 02/06/24	272,227
130,000	VeriSign, Inc., 4.75%, due 07/15/27	133,575
170,000	VeriSign, Inc., 5.25%, due 04/01/25	185,938
494,000	Verisk Analytics, Inc., 4.00%, due 06/15/25	511,638
255,000	Verizon Communications, Inc., 4.40%, due 11/01/34	260,611
250,000	Verizon Communications, Inc., 4.50%, due 08/10/33	262,947
1,017,000	Verizon Communications, Inc., 4.52%, due 09/15/48	1,005,505
310,000	Verizon Communications, Inc., 4.67%, due 03/15/55	300,582
1,074,000	Verizon Communications, Inc., 4.86%, due 08/21/46	1,123,092
255,000	Verizon Communications, Inc., 5.01%, due 08/21/54	262,671
207,000	Viacom, Inc., 4.38%, due 03/15/43	179,842
482,000	Viacom, Inc., 5.85%, due 09/01/43	500,396
230,000	Viacom, Inc., 6.25% (3 mo. USD LIBOR plus 3.899%), due 02/28/57† ‡	224,934
824,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	833,337

66	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

223,000	Vista Outdoor, Inc., 5.88%, due 10/01/23‡	215,195
290,000	VMware, Inc., 2.95%, due 08/21/22	289,501
415,000	Voya Financial, Inc., 5.65% (3 mo. USD LIBOR plus 3.580%), due 05/15/53†	443,012
1,178,000	Voya Financial, Inc., 3.13%, due 07/15/24	1,169,115
855,000	WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 2.70%, due 09/17/19 144A	859,956
1,298,000	Wells Fargo & Co., 3.07%, due 01/24/23	1,308,485
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	95,687
265,000	Wells Fargo & Co., 4.65%, due 11/04/44	289,666
735,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR plus 3.990%)† ††††† ‡	814,968
315,000	Wells Fargo & Co., Class A, Series K, 7.98% (3 mo. USD LIBOR plus 3.770%)† †††††	320,497
708,000	Welltower, Inc. REIT, 4.50%, due 01/15/24	757,529
115,000	West Corp., 8.50%, due 10/15/25‡ 144A	114,138
240,000	Westlake Chemical Corp., 4.63%, due 02/15/21	247,200
606,000	Westpac Banking Corp., 2.15%, due 03/06/20‡	603,492
170,000	WestRock RKT Co., 3.50%, due 03/01/20	173,044
1,000,000	Weyerhaeuser Co. REIT, 7.38%, due 10/01/19	1,084,153
465,000	Williams Cos. (The), Inc., 4.55%, due 06/24/24	484,762
275,000	Williams Cos. (The), Inc., 5.75%, due 06/24/44	294,937
315,000	Williams Partners, LP, 3.75%, due 06/15/27	316,265
515,000	Williams Partners, LP/ACMP Finance Corp., 4.88%, due 03/15/24	539,462
201,000	Windstream Services LLC/Windstream Finance Corp., 7.75%, due 10/15/20‡	170,850
80,000	WM Wrigley Jr Co., 2.40%, due 10/21/18 144A	80,236
320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	323,056
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20 144A	92,208
145,000	WMG Acquisition Corp., 4.88%, due 11/01/24‡ 144A	150,075
180,000	WMG Acquisition Corp., 6.75%, due 04/15/22 144A	188,550
90,000	WPX Energy, Inc., 5.25%, due 09/15/24	90,140
172,000	WPX Energy, Inc., 6.00%, due 01/15/22‡	180,600
261,000	XPO Logistics, Inc., 6.50%, due 06/15/22‡ 144A	273,397
310,000	YPF SA, 8.50%, due 07/28/25‡ 144A	360,375
105,000	Zayo Group LLC/Zayo Capital, Inc., 5.75%, due 01/15/27 144A	107,363
200,000	Zimmer Biomet Holdings, Inc., 3.55%, due 04/01/25	200,184

		306,332,866

	Mortgage Backed Securities - Private Issuers — 10.5%

45,098	American Home Mortgage Investment Trust, Series 2005-1, Class 1A1, 1.68% (1 mo. USD LIBOR plus 0.440%), due 06/25/45†	44,550
450,000	Americold LLC, Series 2010-ARTA, Class D, 7.44%, due 01/14/29 144A	495,946
113,000	AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, due 12/13/29◆◆ 144A	112,251
264,000	Barclays Commercial Mortgage Trust, Series 2015-MSQ, Class D, 3.99%, due 09/15/32◆◆ 144A	262,437
1,350,000	Barclays Commercial Mortgage Trust, Series 2016-ETC, Class A, 2.94%, due 08/14/36 144A	1,325,222
142,974	Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2, Class M, 3.56% (1 mo. USD LIBOR plus 2.000%), due 11/25/27† 144A	142,747
330,000	BBCMS Trust, Series 2015-SRCH, Class D, 4.96%, due 08/10/35◆◆ ‡‡‡‡	349,800
254,581	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 2.25% (1 mo. USD LIBOR plus 0.700%), due 01/25/35†	255,434

See accompanying Notes to the Schedule of Investments.	67

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

119,805	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 2.09% (1 mo. USD LIBOR plus 0.540%), due 08/25/35†	118,085
244,070	Bear Stearns ARM Trust, Series 2005-2, Class A1, 3.26% (1 year CMT plus 2.450%), due 03/25/35†	247,287
199,897	Bear Stearns ARM Trust, Series 2005-5, Class A2, 3.58% (1 year CMT plus 2.150%), due 08/25/35†	199,606
182,672	Bellemeade Re, Ltd., Series 2017-1, Class M1, 3.25%, due 10/25/27◆◆ 144A	183,222
130,000	BWAY Mortgage Trust, Series 2015-1740, Class D, 3.79%, due 01/10/35◆◆ 144A	128,015
355,000	BXP Trust, Series 2017-GM, Class D, 3.42%, due 06/13/39◆◆ ‡‡‡‡	341,553
366,000	CD Mortgage Trust, Series 2017-CD3, Class C, 4.56%, due 02/10/50◆◆	383,371
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	692,888
100,000	CGDB Commercial Mortgage Trust, Series 2017-BIO, Class E, 3.98% (1 mo. LIBOR plus 2.500%), due 05/15/30† 144A	100,226
240,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 3.63% (1 mo. LIBOR plus 2.150%), due 07/15/28† ‡‡‡‡	240,345
416,545	CGGS Commercial Mortgage Trust, Series 2016-RNDA, Class DFX, 4.39%, due 02/10/33 144A	416,836
351,000	CHT Mortgage Trust, Series 2017-CSMO, Class D, 3.63%, due 11/15/36◆◆ ‡‡‡‡	351,876
945,246	CIM Trust, Series 2017-3, 3.36%, due 01/25/57◆◆ 144A	968,765
415,768	CIM Trust, Series 2017-6, 3.02%, due 06/25/57◆◆ 144A	412,530
1,000,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2, 2.96%, due 11/10/46	1,005,810
1,600,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, due 07/10/47	1,645,463
1,500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.88%, due 02/10/48	1,493,175
1,772,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.40%, due 10/10/49	1,762,147
115,000	Citigroup Commercial Mortgage Trust, Series 2017-1500, Class E, 3.98%, due 07/15/32◆◆ ‡‡‡‡	114,984
820,000	Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 3.50% (1 mo. LIBOR plus 2.250%), due 07/15/30† ‡‡‡‡	821,613
1,400,000	Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, due 09/15/50	1,413,808
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.33%, due 05/10/47¤ ◆◆	727,196
140,000	CLNS Trust, Series 2017-IKPR, Class C, 2.53% (1 mo. LIBOR plus 1.100%), due 06/11/32† 144A	140,152
315,000	Cold Storage Trust, Series 2017-ICE3, Class D, 3.58% (1 mo. LIBOR plus 2.100%), due 04/15/36† 144A	316,689
221,000	Commercial Mortgage Pass Through Certificates, Series 2012-LC4, Class B, 4.93%, due 12/10/44◆◆	231,102
405,000	Commercial Mortgage Pass Through Certificates, Series 2013-300P, Class D, 4.39%, due 08/10/30◆◆ 144A	422,550
460,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR11, Class B, 5.16%, due 08/10/50◆◆	497,837
225,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class C, 4.75%, due 11/12/46◆◆	234,436
300,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A2, 2.37%, due 06/10/46	300,196
1,250,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A4, 3.33%, due 06/10/46	1,283,330

68	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

100,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	99,812
397,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class C, 4.90%, due 04/10/47◆◆	419,166
1,600,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	1,635,937
425,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class D, 3.91% (1 mo. LIBOR plus 2.450%), due 07/13/31† 144A	423,587
195,000	Commercial Mortgage Pass Through Certificates, Series 2014-PAT, Class D, 3.58% (1 mo. LIBOR plus 2.150%), due 08/13/27† 144A	195,135
390,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class D, 3.68% (1 mo. LIBOR plus 2.250%), due 02/13/32† 144A	391,899
2,150,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	2,165,900
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,240,116
250,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR27, Class B, 4.36%, due 10/10/48◆◆	262,507
53,000,000	Commercial Mortgage Pass Through Certificates, (IO), Series 2014-CR17, Class XB, 0.21%, due 05/10/47◆◆ ‡‡‡‡	719,904
355,000	Core Industrial Trust, Series 2015-CALW, Class F, 3.85%, due 02/10/34◆◆ 144A	352,715
515,000	Credit Suisse Mortgage Trust, Series 2006-OMA, Class B2, 5.54%, due 05/15/23‡‡‡‡	539,826
253,925	Credit Suisse Mortgage Trust, Series 2017-6R, 2.72%, due 02/01/47† 144A	255,433
856,472	Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3, 3.50%, due 06/25/47† 144A	869,113
1,100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	1,100,645
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	780,995
115,000	DBJPM Mortgage Trust, Series 2016-C3, Class C, 3.49%, due 09/10/49◆◆	110,820
210,000	DBJPM Mortgage Trust, Series 2017-C6, Class C, 4.17%, due 06/10/50◆◆	212,988
240,244	Fremont Home Loan Trust, Series 2004-B, Class M1, 2.42% (1 mo. USD LIBOR plus 0.870%), due 05/25/34†	240,763
339,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, due 12/15/34◆◆ 144A	340,393
170,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 3.38%, due 12/15/34◆◆ 144A	169,024
28,786	GMACM Mortgage Loan Trust, Series 2004-AR2, Class 3A, 4.08%, due 08/19/34◆◆	27,968
1,365,080	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, due 05/10/45	1,397,442
255,328	GS Mortgage Securities Trust, Series 2013-GC13, Class A2, 2.81%, due 07/10/46	255,627
155,000	GS Mortgage Securities Trust, Series 2014-NEW, Class C, 3.79%, due 01/10/31 144A	157,989
260,000	GS Mortgage Securities Trust, Series 2015-590M, Class C, 3.81%, due 10/10/35◆◆ 144A	260,320
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	909,129
325,000	GS Mortgage Securities Trust, Series 2016-RENT, Class D, 4.07%, due 02/10/29◆◆ 144A	328,646
200,000	GS Mortgage Securities Trust, Series 2017-485L, Class C, 3.98%, due 02/10/37◆◆ 144A	206,210
165,000	GS Mortgage Securities Trust, Series 2017-GS5, Class C, 4.30%, due 03/10/50◆◆	168,064
165,000	GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.32%, due 05/10/50◆◆	170,027
75,830	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 1.95% (1 mo. USD LIBOR plus 0.450%), due 06/20/35†	75,576
280,000	Hilton USA Trust, Series 2016-HHV, Class D, 4.19%, due 11/05/38◆◆ 144A	278,193

See accompanying Notes to the Schedule of Investments.	69

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

100,000	Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class DFL, 5.03% (1 mo. LIBOR plus 3.650%), due 08/05/34† 144A	100,226
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.50%, due 06/15/34◆◆ ‡‡‡‡	169,405
760,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	734,213
177,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class C, 3.48%, due 08/15/49◆◆	168,429
1,725,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,787,237
415,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class C, 4.66%, due 04/15/47◆◆	423,353
824,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	831,160
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	692,975
1,300,000	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,335,310
1,331,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	1,404,230
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3, 3.53%, due 01/15/46	508,832
516,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 3.58% (1 mo. USD LIBOR plus 2.100%), due 07/15/31† 144A	512,979
18,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class C, 3.83% (1 mo. USD LIBOR plus 2.100%), due 08/15/27† 144A	18,018
455,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7, Class C, 4.49%, due 06/05/32 144A	462,612
171,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class B, 4.23% (1 mo. USD LIBOR plus 2.750%), due 07/15/36† 144A	172,643
1,600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,598,026
1,131,684	JPMorgan Mortgage Trust, Series 2016-1, Class A5, 3.50%, due 05/25/46◆◆ 144A	1,151,747
719,901	JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, due 10/25/46◆◆ 144A	731,652
1,556,396	JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50%, due 05/25/47◆◆ 144A	1,583,784
810,312	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, due 08/25/47◆◆ 144A	822,968
2,658,309	LSTAR Securities Investment, Ltd., Class A, 3.36% (1 mo. USD LIBOR plus 2.000%), due 05/01/22†, 144A	2,664,001
396,779	LSTAR Securities Investment, Ltd., Series 2017-3, Class A1, 3.36% (1 mo. USD LIBOR plus 2.000%), due 04/01/22† 144A	400,213
493,893	LSTAR Securities Investment, Ltd., Series 2017-8, Class A, 3.01%, due 11/01/22◆◆ 144A	493,981
220,000	MAD Mortgage Trust, Series 2017-330M, Class D, 3.98%, due 08/15/34◆◆ ‡‡‡‡	221,183
234,128	MASTR Adjustable Rate Mortgages Trust, Series 2004-11, Class M2, 2.65% (1 mo. USD LIBOR plus 1.100%), due 11/25/34†	238,459
133,792	MASTR Alternative Loan Trust, Series 2005-2, Class 4A3, 1.95% (1 mo. USD LIBOR plus 0.400%), due 03/25/35†	131,691
67,198	Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 1A, 2.91% (6 mo. USD LIBOR plus 1.250%), due 10/25/35†	68,225
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	100,959

70	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

765,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class D, 4.30%, due 09/09/32◆◆ 144A	785,585
315,000	Morgan Stanley Capital I Trust, Series 2015-XLF1, Class C, 3.68% (1 mo. USD LIBOR plus 2.200%), due 08/14/31† 144A	316,409
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,537,604
255,000	Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 2.65%, due 11/15/34◆◆ ‡‡‡‡	255,365
125,000	Morgan Stanley Services Group, Inc. Trust, Series 2017-237P, Class D, 3.86%, due 09/13/39‡‡‡‡	121,696
180,000	Morgan Stanley Services Group, Inc. Trust, Series 2017-237P, Class E, 3.86%, due 09/13/39‡‡‡‡	163,809
560,000	Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 2.28% (1 mo. USD LIBOR plus 0.850%), due 07/10/19† 144A	560,069
35,963	MortgageIT Trust, Series 2005-2, Class 1A2, 2.21% (1 mo. USD LIBOR plus 0.660%), due 05/25/35†	35,750
455,000	MSCG Trust, Series 2016-SNR, Class D, 6.55%, due 11/15/34 144A	461,904
55,000	MSDB Trust, Series 2017-712F, Class C, 3.63%, due 07/11/39◆◆ ‡‡‡‡	55,618
290,000	Olympic Tower Mortgage Trust, Series 2017-OT, Class D, 3.95%, due 05/10/39◆◆ 144A	288,476
160,000	One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, due 02/10/32 144A	162,224
93,333	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.48%, due 05/25/35◆◆	91,622
836,586	Sequoia Mortgage Trust, Series 2017-4, Class A4, 3.50%, due 07/25/47◆◆ 144A	851,712
2,156,263	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	2,220,534
315,000	TMSQ Mortgage Trust, Series 2014-1500, Class D, 3.83%, due 10/10/36◆◆ 144A	305,644
215,000	UBS Commercial Mortgage Trust, Series 2012-C1, Class B, 4.82%, due 05/10/45	230,900
675,000	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	687,365
1,400,000	UBS Commercial Mortgage Trust, Series 2017-C5, Class A4, 3.21%, due 11/15/50	1,416,277
2,272,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, due 08/10/49	2,310,898
1,703,601	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3, 2.92%, due 03/10/46	1,717,297
1,523,797	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, due 01/10/45	1,563,374
490,000	VNDO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, due 12/13/29◆◆ 144A	497,539
445,000	VNDO Mortgage Trust, Series 2016-350P, Class D, 3.90%, due 01/10/35◆◆ 144A	436,361
25,016	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 3.32%, due 09/25/33◆◆	25,625
31,650	WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A3, 1.90% (1 mo. USD LIBOR plus 0.350%), due 01/25/45†	31,105
363,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class C, 2.71%, due 03/18/28◆◆ 144A	360,228
55,000	Wells Fargo Commercial Mortgage Trust, Series 2013-BTC, Class E, 3.55%, due 04/16/35◆◆ 144A	52,751
260,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.54%, due 09/15/58◆◆	276,850
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,431,578
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	2,918,012

See accompanying Notes to the Schedule of Investments.	71

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

950,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	955,477
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A3, 3.21%, due 11/15/50	1,515,318
1,400,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,431,157
200,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class C, 4.31%, due 03/15/50◆◆	203,625
110,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class D, 3.13%, due 12/15/22◆◆ ‡‡‡‡	110,206
2,560,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44 144A	2,738,307
1,462,000	WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.20%, due 03/15/48	1,493,447
195,000	WF-RBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.48%, due 08/15/46◆◆	205,067
170,000	Worldwide Plaza Trust, Series 2017-WWP, Class D, 3.60%, due 11/10/36◆◆ ‡‡‡‡	166,471

		87,463,116

	Mortgage Backed Securities - U.S. Government Agency Obligations — 25.0%

88,877	FHLMC Gold, Pool # G16177, 2.00% , due 01/01/32	86,679
467,060	FHLMC Gold, Pool # J35715, 2.50% , due 11/01/31	466,653
668,929	FHLMC Gold, Pool # J26100, 3.00% , due 10/01/28	682,444
547,098	FHLMC Gold, Pool # V60565, 3.00% , due 06/01/29	558,148
581,243	FHLMC Gold, Pool # V60603, 3.00% , due 09/01/29	592,896
1,323,427	FHLMC Gold, Pool # V60599, 3.00% , due 09/01/29	1,350,121
892,263	FHLMC Gold, Pool # C91908, 3.00% , due 01/01/37	906,056
3,009,533	FHLMC Gold, Pool # G60039, 3.00% , due 04/01/43	3,027,512
1,558,458	FHLMC Gold, Pool # Q42618, 3.00% , due 08/01/46	1,561,100
1,466,991	FHLMC Gold, Pool # G08721, 3.00% , due 09/01/46	1,469,480
1,427,816	FHLMC Gold, Pool # G60989, 3.00% , due 12/01/46	1,430,406
1,435,013	FHLMC Gold, Pool # G08741, 3.00% , due 01/01/47	1,436,855
2,041,577	FHLMC Gold, Pool # G60931, 3.00% , due 02/01/47	2,053,743
248,813	FHLMC Gold, Pool # J16432, 3.50% , due 08/01/26	258,435
261,034	FHLMC Gold, Pool # J17763, 3.50% , due 01/01/27	271,160
305,644	FHLMC Gold, Pool # Q11218, 3.50% , due 09/01/42	315,505
576,070	FHLMC Gold, Pool # Q12052, 3.50% , due 10/01/42	594,669
1,194,658	FHLMC Gold, Pool # Q12862, 3.50% , due 11/01/42	1,234,936
549,136	FHLMC Gold, Pool # Q17792, 3.50% , due 05/01/43	567,564
2,296,163	FHLMC Gold, Pool # G60934, 3.50% , due 06/01/45	2,373,519
1,978,276	FHLMC Gold, Pool # V82515, 3.50% , due 06/01/46	2,037,885
2,449,470	FHLMC Gold, Pool # Q41917, 3.50% , due 07/01/46	2,529,193
2,563,536	FHLMC Gold, Pool # Q41918, 3.50% , due 07/01/46	2,649,154
737,862	FHLMC Gold, Pool # G60767, 3.50% , due 10/01/46	762,713
454,743	FHLMC Gold, Pool # G60788, 3.50% , due 12/01/46	469,115
1,698,103	FHLMC Gold, Pool # Q45741, 3.50% , due 01/01/47	1,754,818
493,739	FHLMC Gold, Pool # G67703, 3.50% , due 04/01/47	510,230
1,267,325	FHLMC Gold, Pool # G61194, 3.50% , due 11/01/47	1,307,710
374,002	FHLMC Gold, Pool # G14678, 4.00% , due 12/01/26	389,642
499,266	FHLMC Gold, Pool # G30700, 4.00% , due 04/01/34	527,965

72	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

736,322	FHLMC Gold, Pool # G06231, 4.00% , due 12/01/40	773,412
535,612	FHLMC Gold, Pool # A96970, 4.00% , due 02/01/41	562,592
1,643,181	FHLMC Gold, Pool # Q04020, 4.00% , due 10/01/41	1,725,974
1,711,586	FHLMC Gold, Pool # Q36815, 4.00% , due 10/01/45	1,790,740
997,792	FHLMC Gold, Pool # G08672, 4.00% , due 10/01/45	1,043,958
1,634,808	FHLMC Gold, Pool # V82292, 4.00% , due 04/01/46	1,720,946
1,910,566	FHLMC Gold, Pool # G61043, 4.00% , due 07/01/47	2,015,801
759,318	FHLMC Gold, Pool # A89870, 4.50% , due 11/01/39	810,423
817,941	FHLMC Gold, Pool # Q02552, 4.50% , due 08/01/41	871,829
130,188	FHLMC Gold, Pool # G07515, 4.50% , due 09/01/41	138,955
2,029,127	FHLMC Gold, Pool # G60804, 4.50% , due 05/01/42	2,163,817
547,824	FHLMC Gold, Pool # G08568, 4.50% , due 01/01/44	583,218
1,708,752	FHLMC Gold, Pool # G60700, 4.50% , due 09/01/45	1,829,893
235,562	FHLMC Gold, Pool # G08735, 4.50% , due 10/01/46	250,485
719,864	FHLMC Gold, Pool # G07021, 5.00% , due 09/01/39	784,051
2,215,821	FHLMC Gold, Pool # G60564, 5.00% , due 02/01/42	2,418,190
1,917,031	FHLMC Gold, Pool # G60806, 5.00% , due 12/01/44	2,104,856
1,512,111	FHLMC Gold, Pool # G30592, 5.50% , due 12/01/28	1,652,640
215,084	FHLMC Gold, Pool # G01749, 5.50% , due 01/01/35	239,131
197,531	FHLMC Gold, Pool # G06875, 5.50% , due 12/01/38	219,816
371,762	FHLMC Gold, Pool # G06409, 6.00% , due 11/01/39	419,147
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class A2, 3.00% , due 12/25/25	1,017,650
550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class AM, 3.17% , due 09/25/26◆◆	560,933
1,700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.19% , due 09/25/27◆◆	1,746,972
350,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class AM, 3.25% , due 09/25/27	358,091
1,300,000	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class AM, 3.36% , due 11/25/50	1,345,319
600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class A4, 3.16% , due 05/25/25◆◆	613,730
33,567,755	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 0.96% , due 01/25/20¤ ◆◆	556,681
21,809,436	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.22% , due 04/25/20¤ ◆◆	429,068
27,178,970	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.87% , due 10/25/22¤ ◆◆	933,019
123,868	FHLMC Reference REMIC, Series R007, Class ZA, 6.00% , due 05/15/36	137,728
266,092	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 2.45% (1 mo. USD LIBOR plus 0.900%), due 10/25/27†	266,395
250,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 3.40% (1 mo. USD LIBOR plus 1.850%), due 10/25/27†	256,174
105,832	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 3.00% (1 mo. USD LIBOR plus 1.450%), due 07/25/28†	106,041
280,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2, 3.55% (1 mo. USD LIBOR plus 2.000%), due 12/25/28†	284,952
480,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 2.85% (1 mo. USD LIBOR plus 1.300%), due 04/25/29†	486,453

See accompanying Notes to the Schedule of Investments.	73

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

635,622	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 2.75% (1 mo. USD LIBOR plus 1.200%), due 07/25/29†	643,082
1,230,815	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M1, 2.30% (1 mo. USD LIBOR plus 0.750%), due 03/25/30†	1,235,884
2,000,000	FHLMC TBA, 3.50% , due 01/01/45	2,054,011
353,853	FNMA, Pool # AS7693, 2.00% , due 08/01/31	344,878
586,361	FNMA, Pool # AO7971, 2.50% , due 06/01/27	589,478
480,866	FNMA, Pool # AS8212, 2.50% , due 10/01/31	480,502
316,921	FNMA, Pool # AB7059, 2.50% , due 11/01/42	307,406
469,484	FNMA, Pool # AS8073, 2.50% , due 10/01/46	453,483
986,572	FNMA, Pool # AB6212, 3.00% , due 09/01/42	992,212
572,127	FNMA, Pool # AQ7923, 3.00% , due 12/01/42	575,398
1,344,125	FNMA, Pool # AB7505, 3.00% , due 01/01/43	1,351,809
1,060,429	FNMA, Pool # AR2001, 3.00% , due 02/01/43	1,066,912
1,031,779	FNMA, Pool # AT0232, 3.00% , due 03/01/43	1,037,675
1,878,626	FNMA, Pool # AB9659, 3.00% , due 06/01/43	1,892,657
182,526	FNMA, Pool # AY7121, 3.00% , due 04/01/45	183,117
884,483	FNMA, Pool # AZ0611, 3.00% , due 04/01/45	886,252
1,228,039	FNMA, Pool # BM3116, 3.00% , due 02/01/47††††	1,235,831
1,958,601	FNMA, Pool # MA2956, 3.00% , due 04/01/47	1,960,209
1,089,813	FNMA, Pool # BM3033, 3.00% , due 10/01/47	1,092,388
549,881	FNMA, Pool # AX3719, 3.50% , due 07/01/27	568,893
977,769	FNMA, Pool # MA2164, 3.50% , due 02/01/35	1,017,652
1,402,755	FNMA, Pool # BM1972, 3.50% , due 10/01/37	1,465,320
1,134,294	FNMA, Pool # AJ9278, 3.50% , due 12/01/41	1,171,611
1,794,937	FNMA, Pool # AL1895, 3.50% , due 06/01/42	1,855,430
1,007,424	FNMA, Pool # AP2422, 3.50% , due 08/01/42	1,040,252
1,488,756	FNMA, Pool # AB6802, 3.50% , due 11/01/42	1,537,374
971,210	FNMA, Pool # AL3000, 3.50% , due 12/01/42	1,002,845
1,291,015	FNMA, Pool # AL3316, 3.50% , due 03/01/43	1,332,913
2,236,163	FNMA, Pool # AL3873, 3.50% , due 07/01/43	2,310,652
1,443,719	FNMA, Pool # AS5133, 3.50% , due 06/01/45	1,483,539
1,205,743	FNMA, Pool # AY5617, 3.50% , due 06/01/45	1,239,000
4,715,389	FNMA, Pool # AL7594, 3.50% , due 08/01/45	4,876,397
1,310,386	FNMA, Pool # AZ4775, 3.50% , due 10/01/45	1,346,528
416,188	FNMA, Pool # AZ3743, 3.50% , due 11/01/45	427,667
846,744	FNMA, Pool # AS6452, 3.50% , due 01/01/46	870,098
1,278,096	FNMA, Pool # AL9153, 3.50% , due 09/01/46	1,324,875
1,896,973	FNMA, Pool # BM1568, 3.50% , due 07/01/47	1,966,312
1,771,339	FNMA, Pool # BM1573, 3.50% , due 07/01/47	1,830,560
1,604,553	FNMA, Pool # CA0655, 3.50% , due 11/01/47	1,656,874
1,307,043	FNMA, Pool # MA1689, 4.00% , due 12/01/33	1,382,387
1,544,120	FNMA, Pool # 725331, 4.00% , due 01/01/34	1,631,011
568,488	FNMA, Pool # MA2019, 4.00% , due 09/01/34	600,326
2,339,730	FNMA, Pool # AL9621, 4.00% , due 01/01/37	2,473,448
1,628,526	FNMA, Pool # AL6663, 4.00% , due 03/01/39	1,711,888
694,588	FNMA, Pool # 932807, 4.00% , due 09/01/40	730,032
384,650	FNMA, Pool # AE7685, 4.00% , due 10/01/40	404,204
1,608,057	FNMA, Pool # AH4404, 4.00% , due 01/01/41	1,689,915
596,099	FNMA, Pool # AJ9317, 4.00% , due 01/01/42	626,330

74	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

247,912	FNMA, Pool # AO4109, 4.00% , due 06/01/42	260,465
330,323	FNMA, Pool # AB9383, 4.00% , due 05/01/43	349,079
1,450,426	FNMA, Pool # AL8191, 4.00% , due 12/01/45	1,528,264
403,561	FNMA, Pool # AS6286, 4.00% , due 12/01/45	422,366
1,217,705	FNMA, Pool # AS6304, 4.00% , due 12/01/45	1,274,462
1,067,148	FNMA, Pool # BC2494, 4.00% , due 03/01/46	1,130,664
1,807,664	FNMA, Pool # BD1412, 4.00% , due 06/01/46	1,903,543
3,407,817	FNMA, Pool # BD7043, 4.00% , due 03/01/47	3,588,851
3,265,999	FNMA, Pool # BE7192, 4.00% , due 03/01/47	3,431,869
1,930,589	FNMA, Pool # BH1207, 4.00% , due 06/01/47	2,030,378
1,758,576	FNMA, Pool # BH9320, 4.00% , due 09/01/47	1,853,608
1,003,183	FNMA, Pool # AL9737, 4.50% , due 08/01/38	1,072,276
761,234	FNMA, Pool # 995243, 4.50% , due 08/01/38	812,401
650,329	FNMA, Pool # AD9153, 4.50% , due 08/01/40	696,062
1,131,217	FNMA, Pool # AL0215, 4.50% , due 04/01/41**	1,213,446
1,405,681	FNMA, Pool # AL6301, 4.50% , due 06/01/42	1,506,215
1,006,200	FNMA, Pool # AL8936, 4.50% , due 05/01/46	1,071,834
2,298,235	FNMA, Pool # 254903, 5.00% , due 10/01/33	2,497,622
808,371	FNMA, Pool # 725027, 5.00% , due 11/01/33	878,541
1,001,419	FNMA, Pool # 735676, 5.00% , due 07/01/35	1,088,310
649,042	FNMA, Pool # 745148, 5.00% , due 01/01/36	704,740
496,252	FNMA, Pool # 995245, 5.00% , due 01/01/39	537,498
1,167,774	FNMA, Pool # AL7521, 5.00% , due 06/01/39	1,268,550
236,613	FNMA, Pool # AI1892, 5.00% , due 05/01/41	258,694
731,717	FNMA, Pool # AI1971, 5.00% , due 05/01/41	790,226
1,277,392	FNMA, Pool # BM1105, 5.00% , due 07/01/41	1,387,087
1,657,989	FNMA, Pool # AL0761, 5.00% , due 09/01/41	1,791,896
571,494	FNMA, Pool # AL5955, 5.00% , due 01/01/42	617,208
744,638	FNMA, Pool # AL6839, 5.00% , due 04/01/42	806,038
450,174	FNMA, Pool # AL5788, 5.00% , due 05/01/42	485,975
1,845,017	FNMA, Pool # BM1655, 5.00% , due 11/01/44	2,003,147
5,110	FNMA, Pool # 254548, 5.50% , due 12/01/32	5,655
390,388	FNMA, Pool # 704235, 5.50% , due 05/01/33	431,538
63,788	FNMA, Pool # 990906, 5.50% , due 10/01/35	70,828
348,002	FNMA, Pool # 849077, 5.50% , due 01/01/36	385,689
599,333	FNMA, Pool # 983471, 5.50% , due 05/01/38	656,596
778,359	FNMA, Pool # 985184, 5.50% , due 08/01/38	856,805
398,830	FNMA, Pool # AE0469, 6.00% , due 12/01/39	450,166
1,428,583	FNMA, Series 2011-59, Class NZ, 5.50% , due 07/25/41	1,590,594
48,598	FNMA, Series 2012-28, Class B, 6.50% , due 06/25/39	52,729
140,344	FNMA Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 3.70% (1 mo. USD LIBOR plus 2.150%), due 09/25/28†	141,739
194,063	FNMA Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 3.75% (1 mo. USD LIBOR plus 2.200%), due 10/25/28†	195,931
249,841	FNMA Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 3.00% (1 mo. USD LIBOR plus 1.450%), due 01/25/29†	252,311
500,000	FNMA TBA, 3.00% , due 05/01/44	499,385
2,750,000	FNMA TBA, 3.50% , due 10/01/44	2,823,692
500,000	FNMA TBA, 4.50% , due 11/01/41	531,406
1,200,000	FNMA-ACES, Series 2014-M4, Class A2, 3.35% , due 03/25/24◆◆	1,247,684

See accompanying Notes to the Schedule of Investments.	75

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

234,188	FNMA-ACES, Series 2014-M4, Class AB2, 3.21% , due 03/25/24	235,297
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09% , due 04/25/27◆◆	1,725,661
1,300,000	FNMA-ACES, Series 2015-M8, Class AB2, 2.83% , due 01/25/25◆◆	1,305,056
500,000	FNMA-ACES, Series 2016-M7, Class AB2, 2.38% , due 09/25/26	481,986
500,000	FNMA-ACES, Series 2017-M1, Class A2, 2.42% , due 10/25/26◆◆	484,377
2,350,000	FNMA-ACES, Series 2017-M4, Class A2, 2.60% , due 12/25/26◆◆	2,307,599
1,700,000	FNMA-ACES, Series 2017-M8, Class A2, 3.06% , due 05/25/27◆◆	1,723,815
271,842	GNMA, Pool # MA4125, 2.50% , due 12/20/46	265,722
64,899	GNMA, Pool # 783637, 3.00% , due 06/20/42	65,761
94,765	GNMA, Pool # MA0624, 3.00% , due 12/20/42	96,113
245,903	GNMA, Pool # MA0698, 3.00% , due 01/20/43	249,425
842,913	GNMA, Pool # MA0851, 3.00% , due 03/20/43	855,072
144,505	GNMA, Pool # MA1156, 3.00% , due 07/20/43	146,590
200,889	GNMA, Pool # MA1599, 3.00% , due 01/20/44	203,788
491,245	GNMA, Pool # AL8626, 3.00% , due 08/15/45	495,596
1,319,893	GNMA, Pool # MA3873, 3.00% , due 08/20/46	1,333,564
473,167	GNMA, Pool # MA4261, 3.00% , due 02/20/47	478,068
431,957	GNMA, Pool # MA0625, 3.50% , due 12/20/42	449,088
1,574,859	GNMA, Pool # MA2754, 3.50% , due 04/20/45	1,630,732
539,046	GNMA, Pool # 004833, 4.00% , due 10/20/40	567,635
800,418	GNMA, Pool # 734152, 4.00% , due 01/15/41	841,596
456,877	GNMA, Pool # 004977, 4.00% , due 03/20/41	481,129
434,645	GNMA, Pool # MA2372, 4.00% , due 11/20/44	456,541
428,409	GNMA, Pool # MA3377, 4.00% , due 01/20/46	449,667
462,273	GNMA, Pool # 004636, 4.50% , due 02/20/40	490,516
85,012	GNMA, Pool # 004678, 4.50% , due 04/20/40	90,211
1,221,014	GNMA, Pool # 004978, 4.50% , due 03/20/41	1,295,637
1,925,042	GNMA, Pool # 005055, 4.50% , due 05/20/41	2,041,476
274,054	GNMA, Pool # 005334, 5.00% , due 03/20/42	300,929
466,082	GNMA II, Pool # MA2825, 3.00% , due 05/20/45	470,969
674,909	GNMA II, Pool # MA0462, 3.50% , due 10/20/42	701,675
675,904	GNMA II, Pool # MA0852, 3.50% , due 03/20/43	702,710
2,158,616	GNMA II, Pool # MA3803, 3.50% , due 07/20/46	2,234,388
1,477,237	GNMA II, Pool # AV9421, 3.50% , due 11/20/46	1,539,990
949,669	GNMA II, Pool # AY7555, 3.50% , due 04/20/47	990,008
1,574,776	GNMA II, Pool # MA4263, 4.00% , due 02/20/47	1,643,538
420,887	GNMA II, Pool # MA4071, 4.50% , due 11/20/46	442,502
1,000,000	GNMA TBA, 3.00% , due 04/01/45	1,009,141
500,000	GNMA TBA, 3.50% , due 05/01/45	516,914

		208,607,448

	Municipal Obligations — 1.1%

60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	64,708
300,000	California Bay Area Toll Authority, 6.26%, due 04/01/49	444,612
170,000	California Educational Facilities Authority, 5.00%, due 06/01/46	239,600
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14#	105,705
900,000	Energy Northwest, 2.80%, due 07/01/21	908,856
1,150,000	New Jersey Economic Development Authority, 2.42%, due 02/15/19‡‡	1,119,261
2,049,000	New Jersey Economic Development Authority, 2.86%, due 02/15/20‡‡	1,930,301

76	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	Municipal Obligations — continued

705,000	State Board of Administration Finance Corp., 2.64%, due 07/01/21	706,191
700,000	State of California General Obligation, 7.50%, due 04/01/34	1,038,793
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,577,630
695,000	State of Illinois, 5.00%, due 11/01/22	744,734
305,000	University of Texas System (The), 5.00%, due 08/15/47	420,430
105,000	University of Virginia, 4.18%, due 09/01/17#	110,034

		9,410,855

	Sovereign Debt Obligations — 1.1%

130,000	Argentine Republic Government International Bond, 6.88%, due 01/26/27‡	142,220
425,000	Argentine Republic Government International Bond, 7.50%, due 04/22/26	482,226
250,000	Canada Pension Plan Investment Board Capital, Inc., 2.75%, due 11/02/27 144A	249,644
200,000	Development Bank of Japan, Inc., 2.13%, due 09/01/22 144A	195,953
600,000	Hashemite Kingdom of Jordan Government AID Bond, 3.00%, due 06/30/25	618,513
812,000	Hungary Government International Bond, 5.75%, due 11/22/23	930,205
144,000	Hungary Government International Bond, 7.63%, due 03/29/41‡	226,103
420,000	Indonesia Government International Bond, 4.35%, due 01/11/48	427,154
420,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	479,202
200,000	Japan Bank for International Cooperation/Japan, 1.50%, due 07/21/21	192,982
200,000	Japan Bank for International Cooperation/Japan, 2.13%, due 06/01/20	198,866
200,000	Japan Bank for International Cooperation/Japan, 2.13%, due 07/21/20	198,546
200,000	Japan Bank for International Cooperation/Japan, 2.13%, due 11/16/20	198,382
200,000	Japan Bank for International Cooperation/Japan, 2.25%, due 02/24/20	199,194
200,000	Japan Finance Organization for Municipalities, 2.13%, due 04/13/21 144A	196,627
400,000	Japan Finance Organization for Municipalities, 2.13%, due 10/25/23 144A	384,534
400,000	Japan Finance Organization for Municipalities, 2.63%, due 04/20/22 144A	397,925
200,000	Panama Government International Bond, 3.75%, due 03/16/25	208,850
200,000	Panama Government International Bond, 4.00%, due 09/22/24	213,200
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	94,358
165,000	Province of Ontario Canada, 2.25%, due 05/18/22	163,345
125,000	Province of Ontario Canada, 4.40%, due 04/14/20	130,964
390,000	Province of Quebec Canada, 2.75%, due 04/12/27	387,244
300,000	Provincia de Buenos Aires, 7.88%, due 06/15/27 144A	333,696
310,000	Saudi Government International Bond, 2.38%, due 10/26/21 144A	302,786
375,000	Saudi Government International Bond, 2.88%, due 03/04/23 144A	369,193
400,000	Tokyo Metropolitan Government, 2.50%, due 06/08/22 144A	396,827
400,000	Turkey Government International Bond, 7.00%, due 06/05/20	432,164
140,000	Uruguay Government International Bond, 5.10%, due 06/18/50‡	155,750

		8,906,653

	U.S. Government and Agency Obligations — 11.8%

320,000	Federal Home Loan Mortgage Corp., 1.38%, due 08/15/19	317,305
85,000	Federal Home Loan Mortgage Corp., 1.63%, due 09/29/20	84,063
500,000	FNMA, 2.00%, due 10/05/22	494,091
310,000	FNMA, 6.63%, due 11/15/30	436,571
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	36,093
8,591,000	U.S. Treasury Bond, 2.50%, due 05/15/46	8,172,528
6,320,000	U.S. Treasury Bond, 2.75%, due 11/15/42	6,362,092
5,884,000	U.S. Treasury Bond, 2.75%, due 08/15/47	5,892,619

See accompanying Notes to the Schedule of Investments.	77

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — continued
790,000	U.S. Treasury Bond, 2.88%, due 05/15/43*****	812,512
4,284,000	U.S. Treasury Bond, 3.00%, due 05/15/45	4,500,041
4,840,000	U.S. Treasury Bond, 3.00%, due 02/15/47	5,091,170
7,721,000	U.S. Treasury Bond, 4.50%, due 02/15/36	9,942,446
3,333,000	U.S. Treasury Bond, 4.50%, due 05/15/38	4,332,900
684,639	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 04/15/22	679,968
894,538	U.S. Treasury Inflation Indexed Note, 0.38%, due 07/15/25	896,272
11,774,000	U.S. Treasury Note, 0.75%, due 08/15/19	11,567,265
16,173,000	U.S. Treasury Note, 1.75%, due 05/31/22	15,893,131
110,000	U.S. Treasury Note, 1.88%, due 12/31/19	109,976
2,475,000	U.S. Treasury Note, 2.00%, due 11/30/20	2,477,707
425,000	U.S. Treasury Note, 2.00%, due 11/30/22	421,182
610,000	U.S. Treasury Note, 2.00%, due 06/30/24	598,420
140,000	U.S. Treasury Note, 2.13%, due 09/30/21*****	140,109
845,000	U.S. Treasury Note, 2.13%, due 06/30/22	843,581
555,000	U.S. Treasury Note, 2.13%, due 12/31/22	552,767
960,000	U.S. Treasury Note, 2.13%, due 11/30/24	947,531
575,000	U.S. Treasury Note, 2.13%, due 05/15/25*****	566,330
7,570,000	U.S. Treasury Note, 2.25%, due 02/15/27	7,471,974
7,433,000	U.S. Treasury Note, 2.25%, due 11/15/27	7,329,345
1,915,000	U.S. Treasury Note, 2.38%, due 08/15/24	1,921,433

		98,891,422

	TOTAL DEBT OBLIGATIONS (COST $824,794,599)	826,958,695

	SHORT-TERM INVESTMENTS — 3.9%

	Bank Deposit — 1.8%

15,320,556	State Street Bank & Trust Euro Time Deposit, 0.12%, due 01/02/18	15,320,556

	TOTAL BANK DEPOSITS (COST $15,320,556)	15,320,556

	Mutual Fund - Securities Lending Collateral — 2.1%

17,546,415	State Street Institutional U.S. Government Money Market Fund, Premier Class***	17,546,415

	TOTAL MUTUAL FUND - SECURITIES LENDING COLLATERAL (COST $17,546,415)	17,546,415

	TOTAL SHORT-TERM INVESTMENTS (COST $32,866,971)	32,866,971

	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 102.8% (Cost $857,661,570)	859,825,666

	TOTAL INVESTMENTS — 102.8% (Cost $857,661,570)	859,825,666

	Other Assets and Liabilities (net) — (2.8)%	(23,537,343)

	NET ASSETS — 100.0%	$836,288,323

78	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Notes to Schedule of Investments:

ACES — Alternative Credit Enhancement Securities

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

#	Year of maturity is greater than 2100.

*	Non-income producing security

**	All or a portion of this security is pledged for open futures collateral.

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $572 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2017 was $1,565,555.

*****	All or a portion of this security is pledged for open swaps collateral.

¤	Illiquid security. The total market value of the securities at period end is $2,645,964 which represents 0.3% of net assets. The aggregate tax cost of these securities held at December 31, 2017 was $5,843,151.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

†	Variable or floating rate note. Rate shown is as of December 31, 2017.

◆	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

◆◆	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.	79

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

‡‡‡‡	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period, the market value of restricted securities was $6,041,488, which is 0.7% of net assets.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $165,377,760 which represents 19.8% of net assets.

80	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
181	U.S. Treasury Note 10-Year	Mar 2018	$22,452,484	$(71,571)
246	U.S. Treasury Note 2-Year	Mar 2018	52,670,906	(102,469)
272	U.S. Treasury Note 5-Year	Mar 2018	31,596,625	(97,219)
23	U.S. Ultra 10-Year	Mar 2018	3,071,938	(10,095)
162	U.S. Ultra Bond	Mar 2018	27,160,313	152,534

				$(128,820)

Sales
70	90 Day Euro	Dec 2018	$17,124,625	$34,821
174	U.S. Long Bond	Mar 2018	26,622,000	(36,830)

				$(2,009)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR	1.46%	08/15/23	221,842	4,480,000	189,973	$(31,869)
12-Month USD LIBOR	1.82%	02/15/27	20,041	1,447,000	29,006	8,965
3-Month USD LIBOR	2.01%	08/31/21	15,446	1,875,000	(11,310)	(26,756)
3-Month USD LIBOR	2.15%	02/15/24	(2,135)	1,953,000	14,070	16,205
3-Month USD LIBOR	2.18%	02/15/24	(2,166)	1,090,000	5,812	7,978
3-Month USD LIBOR	2.17%	02/15/24	(952)	630,000	3,958	4,910
3-Month USD LIBOR	2.11%	02/15/24	—	235,000	2,178	2,178
2.34%	3-Month USD LIBOR	02/15/36	(9,613)	1,460,000	(37,813)	(28,200)
1.76%	3-Month USD LIBOR	11/30/21	119	4,655,000	(76,690)	(76,809)
12-Month USD LIBOR	1.90%	02/15/27	797	390,000	5,363	4,566
Overnight Federal Funds Effective Rate (12M)	2.07%	02/15/27	(336)	920,000	(376)	(40)
Overnight Federal Funds Effective Rate (12M)	1.50%	06/30/19	(1,218)	2,795,000	10,772	11,990
Overnight Federal Funds Effective Rate (12M)	1.49%	06/30/19	(4,677)	13,105,000	53,608	58,285
Overnight Federal Funds Effective Rate (12M)	1.96%	02/15/27	102	265,000	2,180	2,078
3-Month USD LIBOR	2.17%	08/15/24	104	745,000	5,759	5,655
3-Month USD LIBOR	2.18%	08/15/24	11,133	3,080,000	22,428	11,295
3-Month USD LIBOR	2.17%	08/15/24	10,977	7,885,000	60,139	49,162
3-Month USD LIBOR	2.29%	05/15/27	101	130,000	893	792
Overnight Federal Funds Effective Rate (12M)	1.71%	09/30/19	2,051	6,165,000	9,940	7,889
3-Month USD LIBOR	2.33%	11/15/24	3,441	2,705,000	(1,231)	(4,672)
3-Month USD LIBOR	2.66%	11/15/43	103	145,000	(3,059)	(3,162)
3-Month USD LIBOR	2.21%	01/08/26	—	7,920,000	74,950	74,950
3-Month USD LIBOR	1.20%	05/31/23	—	1,170,000	62,772	62,772

						$158,162

See accompanying Notes to the Schedule of Investments.	81

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.9
Swaps	0.1
Futures Contracts	0.0
Short-Term Investments	3.9
Other Assets and Liabilities (net)	(2.9)

100.0%

82	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 92.8%

		Corporate Debt — 44.4%

2,500,000		1011778 BC ULC/New Red Finance, Inc., 5.00%, due 10/15/25 144A	2,531,250
2,500,000		24 Hour Fitness Worldwide, Inc., 8.00%, due 06/01/22 144A	2,456,250
800,000	EUR	Adient Global Holdings, Ltd., 3.50%, due 08/15/24 144A	1,030,258
2,000,000		Aircastle, Ltd., 4.13%, due 05/01/24	2,035,000
2,500,000		Allison Transmission, Inc., 5.00%, due 10/01/24 144A	2,584,375
2,300,000		Altice US Finance I Corp., 5.50%, due 05/15/26 144A	2,348,875
1,000,000		AMC Entertainment Holdings, Inc., 5.88%, due 11/15/26‡	987,500
1,000,000		AMC Networks, Inc., 5.00%, due 04/01/24	1,015,000
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	508,773
1,500,000		ArcelorMittal, 6.00%, due 03/01/21	1,627,500
1,000,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 06/30/21‡ 144A	1,030,000
1,000,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 7.25%, due 05/15/24 144A	1,092,500
2,000,000		Ascend Learning LLC, 6.88%, due 08/01/25 144A	2,070,000
1,500,000	EUR	Avantor, Inc., 4.75%, due 10/01/24 144A	1,811,260
2,000,000		Axalta Coating Systems LLC, 4.88%, due 08/15/24 144A	2,105,000
2,000,000		B&G Foods, Inc., 5.25%, due 04/01/25	2,039,300
1,000,000	EUR	Ball Corp., 4.38%, due 12/15/23	1,390,941
1,500,000		Bank of America Corp., Series M, 8.13% (3 mo. USD LIBOR plus 3.640%)† †††††	1,531,875
2,000,000		Beacon Escrow Corp., 4.88%, due 11/01/25 144A	2,017,500
800,000		Beazer Homes USA, Inc., 6.75%, due 03/15/25	847,000
500,000		Beazer Homes USA, Inc., 8.75%, due 03/15/22	552,450
2,000,000		Bill Barrett Corp., 8.75%, due 06/15/25‡	2,220,000
1,558,000		Blackboard, Inc., 9.75%, due 10/15/21‡ 144A	1,427,517
1,600,000		Block Communications, Inc., 6.88%, due 02/15/25 144A	1,684,000
900,000		BreitBurn Energy Partners, LP/BreitBurn Finance Corp., 7.88%, due 04/15/22†††	3,330
2,400,000		BWAY Holding Co., 7.25%, due 04/15/25 144A	2,484,000
15,000		California Resources Corp., 5.50%, due 09/15/21	13,575
36,000		California Resources Corp., 6.00%, due 11/15/24	25,200
1,293,000		California Resources Corp., 8.00%, due 12/15/22‡ 144A	1,071,574
500,000		Calpine Corp., 5.25%, due 06/01/26 144A	491,880
2,500,000		Calpine Corp., 5.75%, due 01/15/25‡	2,368,750
500,000		Calumet Specialty Products Partners, LP/Calumet Finance Corp., 11.50%, due 01/15/21 144A	568,750
2,200,000		Catalent Pharma Solutions, Inc., 4.88%, due 01/15/26 144A	2,213,750
600,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	616,125
2,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, due 02/15/26 144A	2,603,125
2,000,000		CDW LLC/CDW Finance Corp., 5.00%, due 09/01/25	2,080,000
2,500,000		Cemex Finance LLC, 6.00%, due 04/01/24 144A	2,637,500
1,500,000		Centene Corp., 4.75%, due 05/15/22	1,563,750
600,000		CenturyLink, Inc., 6.75%, due 12/01/23‡	590,250
1,200,000	EUR	CeramTec Group GmbH, 8.25%, due 08/15/21 144A	1,513,282
538,009		CHC Group LLC/CHC Finance, Ltd., 11.54%, due 10/01/20‡‡	723,622
400,000		Chemours Co. (The), 5.38%, due 05/15/27	415,000
1,800,000	EUR	Chemours Co. (The), 6.13%, due 05/15/23	2,303,683
1,600,000		Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25	1,737,000
1,900,000		Cheniere Energy Partners, LP, 5.25%, due 10/01/25 144A	1,938,000
800,000		CHS/Community Health Systems, Inc., 6.25%, due 03/31/23	724,000
2,000,000		CHS/Community Health Systems, Inc., 6.88%, due 02/01/22‡	1,160,000

See accompanying Notes to the Schedule of Investments.	83

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

1,500,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR plus 3.423%)† ††††† ‡	1,608,750
200,000		Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	204,000
800,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	787,000
2,400,000		Cloud Crane LLC, 10.13%, due 08/01/24 144A	2,712,000
1,300,000	EUR	CMA CGM SA, 6.50%, due 07/15/22 144A	1,642,035
2,000,000		CNH Industrial Capital LLC, 3.88%, due 10/15/21	2,040,080
1,000,000		CNX Resources Corp., 5.88%, due 04/15/22	1,026,250
900,000		CNX Resources Corp., 8.00%, due 04/01/23	967,050
1,500,000	EUR	Codere Finance 2 Luxembourg SA, 6.75%, due 11/01/21 144A	1,910,839
600,000	EUR	Colfax Corp., 3.25%, due 05/15/25 144A	749,782
2,000,000		CommScope Technologies LLC, 6.00%, due 06/15/25 144A	2,135,000
2,400,000		Concordia International Corp., 7.00%, due 04/15/23‡‡‡‡	228,000
300,000		Concordia International Corp., 9.00%, due 04/01/22‡ ‡‡‡‡	258,000
1,300,000	EUR	Cott Corp., 5.50%, due 07/01/24 144A	1,694,876
1,000,000		Cott Holdings, Inc., 5.50%, due 04/01/25 144A	1,030,000
800,000		Crestwood Midstream Partners, LP/Crestwood Midstream Finance Corp., 5.75%, due 04/01/25	829,000
1,500,000		Crestwood Midstream Partners, LP/Crestwood Midstream Finance Corp., 6.25%, due 04/01/23	1,566,300
1,681,000		CSC Holdings LLC, 10.88%, due 10/15/25 144A	2,004,592
800,000		CSI Compressco, LP/CSI Compressco Finance, Inc., 7.25%, due 08/15/22	758,000
1,500,000	EUR	CTC BondCo GmbH, 5.25%, due 12/15/25 144A	1,813,023
700,000		CVR Partners, LP/CVR Nitrogen Finance Corp., 9.25%, due 06/15/23 144A	756,000
1,200,000		DAE Funding LLC, 5.00%, due 08/01/24 144A	1,188,000
2,000,000		DaVita, Inc., 5.13%, due 07/15/24	2,023,750
1,000,000		Digicel Group, Ltd., 7.13%, due 04/01/22‡ 144A	929,760
1,000,000		Digicel, Ltd., 6.00%, due 04/15/21 144A	988,010
1,000,000		DISH DBS Corp., 5.00%, due 03/15/23	948,750
1,700,000		DISH DBS Corp., 5.88%, due 11/15/24	1,661,750
500,000		Dynegy, Inc., 7.63%, due 11/01/24‡	538,750
1,900,000		Dynegy, Inc., 8.00%, due 01/15/25 144A	2,066,250
500,000		Dynegy, Inc., 8.13%, due 01/30/26 144A	548,125
1,000,000		Eagle Holding Co. II LLC, 7.63% (7.63% Cash or 8.38% PIK), due 05/15/22 144A	1,012,500
500,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, due 07/15/23 144A	395,000
1,500,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, due 02/01/25 144A	1,170,000
1,500,000		Energy Transfer Equity, LP, 4.25%, due 03/15/23	1,492,500
1,108,965		EnQuest Plc, (MTN), Reg S, 7.00% (7.00% Cash or PIK), due 10/15/23‡‡‡ 144A	809,544
400,000	EUR	Equinix, Inc. REIT, 2.88%, due 10/01/25	485,784
1,500,000		Equinix, Inc. REIT, 5.38%, due 04/01/23	1,558,500
100,000		Escrow GCB Penn Virginia Corp., 8.50%, due 05/01/20* **** ^ †††	—
500,000	EUR	Europcar Groupe SA, 4.13%, due 11/15/24 144A	603,402
9,280,000,000	IDR	European Investment Bank, Reg S, 6.95%, due 02/06/20‡‡‡	698,351
24,240,000,000	IDR	European Investment Bank, Reg S, 7.20%, due 07/09/19‡‡‡	1,830,850
8,150,000	ZAR	European Investment Bank, Reg S, 8.50%, due 09/17/24‡‡‡	672,138
2,000,000	EUR	Federal-Mogul LLC/Federal-Mogul Financing Corp., 5.00%, due 07/15/24 144A	2,378,629
300,000		Ferrellgas Partners, LP/Ferrellgas Partners Finance Corp., 8.63%, due 06/15/20	257,250
1,500,000		Ferrellgas, LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23‡	1,383,750
1,000,000		Fiat Chrysler Automobiles NV, 4.50%, due 04/15/20	1,029,600
649,000,000	COP	Financiera de Desarrollo Territorial SA Findeter, Reg S, 7.88%, due 08/12/24‡‡‡	223,398
2,000,000		First Data Corp., 5.75%, due 01/15/24 144A	2,077,500

84	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

1,600,000		First Quantum Minerals, Ltd., 7.00%, due 02/15/21 144A	1,664,000
700,000		First Quantum Minerals, Ltd., 7.25%, due 04/01/23 144A	756,000
1,800,000		FirstCash, Inc., 5.38%, due 06/01/24 144A	1,885,500
1,200,000		FMG Resources August 2006 Pty, Ltd., 5.13%, due 05/15/24‡ 144A	1,219,500
400,000	EUR	Galapagos Holding SA, 7.00%, due 06/15/22 144A	402,734
449,000	EUR	Galapagos SA/Luxembourg, 5.38%, due 06/15/21 144A	534,094
2,500,000		Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26	2,587,125
700,000		Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, due 12/15/23 144A	753,340
1,900,000		H&E Equipment Services, Inc., 5.63%, due 09/01/25 144A	1,990,250
1,500,000	EUR	Hanesbrands Finance Luxembourg SCA, 3.50%, due 06/15/24 144A	1,950,340
1,000,000		Hanesbrands, Inc., 4.88%, due 05/15/26 144A	1,030,000
2,000,000		HCA, Inc., 5.00%, due 03/15/24	2,085,000
2,000,000		Horizon Pharma, Inc., 6.63%, due 05/01/23‡	2,000,000
400,000		Horizon Pharma, Inc./Horizon Pharma USA, Inc., 8.75%, due 11/01/24 144A	424,500
1,000,000		iHeartCommunications, Inc., 9.00%, due 03/01/21	720,000
500,000		iHeartCommunications, Inc., 9.00%, due 09/15/22	361,250
1,600,000		IHS Markit, Ltd., 4.00%, due 03/01/26 144A	1,606,000
2,000,000	EUR	Infor US, Inc., 5.75%, due 05/15/22	2,465,243
2,000,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23‡	1,640,000
8,860,000,000	IDR	Inter-American Development Bank, 7.35%, due 09/12/18	663,303
35,350,000,000	IDR	Inter-American Development Bank, 7.88%, due 03/14/23	2,797,894
2,700,000		InterGen NV, 7.00%, due 06/30/23 144A	2,619,000
1,600,000		Itron, Inc., 5.00%, due 01/15/26 144A	1,610,000
2,000,000		Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, due 11/15/21 144A	2,110,000
1,300,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 08/01/23 144A	1,316,250
500,000		Jeld-Wen, Inc., 4.63%, due 12/15/25 144A	505,000
600,000		Jeld-Wen, Inc., 4.88%, due 12/15/27 144A	607,500
1,000,000		JPMorgan Chase & Co., 6.00% (3 mo. USD LIBOR plus 3.300%)† ††††† ‡	1,077,550
552,301		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22‡‡‡‡	19,331
86,948		K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22‡‡‡‡	76,949
1,500,000		Lamb Weston Holdings, Inc., 4.88%, due 11/01/26 144A	1,571,250
1,000,000		Lithia Motors, Inc., 5.25%, due 08/01/25 144A	1,045,000
1,500,000		Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, due 02/15/21	1,522,500
1,000,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21**** ¤ ^	—
400,000		MPH Acquisition Holdings LLC, 7.13%, due 06/01/24 144A	427,000
1,900,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27	1,940,375
500,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.25%, due 08/01/26	520,000
2,500,000		Multi-Color Corp., 4.88%, due 11/01/25 144A	2,515,625
800,000		Murray Energy Corp., 11.25%, due 04/15/21 144A	412,000
500,000		Navient Corp., 6.75%, due 06/25/25‡	515,000
2,500,000		Navient Corp., 7.25%, due 09/25/23	2,675,000
200,000	EUR	Netflix, Inc., 3.63%, due 05/15/27 144A	243,028
1,000,000		Netflix, Inc., 4.38%, due 11/15/26‡	982,500
1,000,000		Netflix, Inc., 5.88%, due 02/15/25	1,065,000
1,700,000	EUR	NEW Areva Holding SA, Reg S, 3.13%, due 03/20/23‡‡‡	2,136,800
1,100,000		New Gold, Inc., 6.38%, due 05/15/25 144A	1,168,750
2,000,000		Nexstar Broadcasting, Inc., 5.63%, due 08/01/24 144A	2,070,000
1,600,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22 144A	1,656,000

See accompanying Notes to the Schedule of Investments.	85

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

1,200,000		Novelis Corp., 5.88%, due 09/30/26 144A	1,227,000
1,400,000		Novelis Corp., 6.25%, due 08/15/24 144A	1,470,000
1,500,000		NRG Yield Operating LLC, 5.38%, due 08/15/24	1,560,000
700,000		OI European Group BV, 4.00%, due 03/15/23 144A	702,695
2,000,000		Owens-Brockway Glass Container, Inc., 5.00%, due 01/15/22 144A	2,077,500
2,500,000		Park Aerospace Holdings, Ltd., 5.50%, due 02/15/24 144A	2,487,500
1,500,000		Petrobras Global Finance BV, 5.38%, due 01/27/21	1,563,750
61,562,400	MXN	Petroleos Mexicanos, Reg S, 7.19%, due 09/12/24‡ ‡‡ ‡‡‡	2,802,964
2,300,000		PetSmart, Inc., 8.88%, due 06/01/25 144A	1,397,250
2,000,000		Plastipak Holdings, Inc., 6.25%, due 10/15/25 144A	2,055,000
2,800,000		Platform Specialty Products Corp., 5.88%, due 12/01/25 144A	2,782,500
400,000		Polaris Intermediate Corp., 8.50% (8.50% Cash or PIK), due 12/01/22 144A	416,000
2,500,000		Post Holdings, Inc., 5.00%, due 08/15/26 144A	2,465,625
500,000		Post Holdings, Inc., 5.75%, due 03/01/27 144A	510,000
1,000,000	EUR	PSPC Escrow Corp., 6.00%, due 02/01/23 144A	1,261,008
2,000,000		PulteGroup, Inc., 5.00%, due 01/15/27	2,097,500
1,400,000		QEP Resources, Inc., 5.25%, due 05/01/23‡	1,423,604
500,000		QEP Resources, Inc., 5.63%, due 03/01/26	508,750
2,000,000		Qorvo, Inc., 7.00%, due 12/01/25	2,242,500
1,000,000	EUR	Quintiles IMS, Inc., 3.25%, due 03/15/25 144A	1,243,576
1,500,000	EUR	Rain CII Carbon LLC/CII Carbon Corp., 8.50%, due 01/15/21 144A	1,854,696
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.13%, due 07/15/23 144A	414,500
678,375		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.75%, due 10/15/20	689,399
200,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 7.00%, due 07/15/24‡ 144A	214,375
1,000,000		Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	1,073,837
1,000,000		Sanchez Energy Corp., 6.13%, due 01/15/23‡	850,000
1,300,000	EUR	Schoeller Allibert Group, 8.00%, due 10/01/21 144A	1,692,558
800,000	EUR	Sealed Air Corp., 4.50%, due 09/15/23 144A	1,103,209
600,000	EUR	SIG Combibloc Holdings SCA, 7.75%, due 02/15/23 144A	755,964
1,500,000		Sprint Communications, Inc., 6.00%, due 11/15/22	1,503,750
1,500,000		Sprint Corp., 7.13%, due 06/15/24	1,530,000
500,000		Sprint Corp., 7.63%, due 02/15/25‡	525,000
1,000,000		Steel Dynamics, Inc., 5.50%, due 10/01/24	1,065,000
1,900,000		SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.50%, due 06/15/25 144A	1,995,000
1,800,000		Symantec Corp., 5.00%, due 04/15/25 144A	1,876,500
1,000,000		T-Mobile USA, Inc., 5.13%, due 04/15/25	1,041,250
800,000		T-Mobile USA, Inc., 6.00%, due 04/15/24	850,000
1,700,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	1,823,250
2,200,000		Talen Energy Supply LLC, 6.50%, due 06/01/25	1,782,000
1,600,000		Talen Energy Supply LLC, 10.50%, due 01/15/26 144A	1,589,680
2,200,000		Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 06/01/25 144A	2,227,500
200,000		Tenet Healthcare Corp., 7.50%, due 01/01/22 144A	210,750
1,800,000		Tenet Healthcare Corp., 8.13%, due 04/01/22‡	1,838,250
1,600,000		Tennant Co., 5.63%, due 05/01/25 144A	1,688,000
2,000,000		Terex Corp., 5.63%, due 02/01/25 144A	2,092,500
1,200,000	GBP	Tesco Plc, 6.13%, due 02/24/22	1,875,947

86	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

2,000,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, due 10/01/20¤ †††	20,000
2,880,000	ZAR	Transnet SOC, Ltd., Reg S, 9.50%, due 05/13/21‡‡‡	227,911
1,000,000		TTM Technologies, Inc., 5.63%, due 10/01/25 144A	1,027,500
2,500,000		United Rentals North America, Inc., 5.88%, due 09/15/26	2,684,375
800,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, due 01/15/25 144A	1,017,721
1,600,000	EUR	UPCB Finance IV, Ltd., 4.00%, due 01/15/27 144A	2,042,369
1,000,000		Urban One, Inc., 9.25%, due 02/15/20‡ 144A	945,000
1,000,000		Valeant Pharmaceuticals International, Inc., 5.50%, due 03/01/23 144A	920,000
1,000,000		Valeant Pharmaceuticals International, Inc., 5.63%, due 12/01/21‡ 144A	981,250
600,000		Valeant Pharmaceuticals International, Inc., 6.13%, due 04/15/25 144A	551,250
2,400,000		Vertiv Group Corp., 9.25%, due 10/15/24 144A	2,574,000
450,000	GBP	Virgin Media Secured Finance Plc, 5.50%, due 01/15/25 144A	633,984
1,000,000		Virgin Media Secured Finance Plc, 5.50%, due 08/15/26 144A	1,027,500
900,000		Weatherford International, Ltd., 7.75%, due 06/15/21	920,813
1,100,000		Weatherford International, Ltd., 8.25%, due 06/15/23‡	1,113,750
2,500,000		Weekley Homes LLC/Weekley Finance Corp., 6.63%, due 08/15/25 144A	2,500,000
1,300,000		WellCare Health Plans, Inc., 5.25%, due 04/01/25	1,374,750
3,000,000		West Corp., 8.50%, due 10/15/25‡ 144A	2,977,500
1,400,000		WPX Energy, Inc., 8.25%, due 08/01/23	1,596,000
2,000,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27 144A	2,030,000
1,800,000		Wynn Macau, Ltd., 5.50%, due 10/01/27 144A	1,824,750
1,900,000	EUR	Ziggo Secured Finance BV, 4.25%, due 01/15/27 144A	2,377,595

			284,251,824

		Sovereign Debt Obligations — 48.4%

14,774,179	ARS	Argentina POM Politica Monetaria, 26.25%, due 06/21/20◆◆	841,716
2,770,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	4,578,756
1,325,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/43	2,467,812
42,921,000	BRL	Brazil Letras do Tesouro Nacional, 7.32%, due 07/01/19‡‡	11,645,810
34,000,000	BRL	Brazil Letras do Tesouro Nacional, 8.20%, due 01/01/20‡‡	8,786,280
7,391,000	BRL	Brazil Letras do Tesouro Nacional, 8.83%, due 07/01/20‡‡	1,815,469
14,583,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/21	4,530,885
15,617,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/23	4,769,840
9,489,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/25	2,860,500
8,000,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/27	2,381,782
13,103,700,000	COP	Colombian TES, 6.00%, due 04/28/28	4,222,680
9,113,600,000	COP	Colombian TES, 7.00%, due 05/04/22	3,213,905
2,261,600,000	COP	Colombian TES, 7.00%, due 06/30/32	769,465
12,733,900,000	COP	Colombian TES, 7.50%, due 08/26/26	4,566,310
2,113,000,000	COP	Colombian TES, 7.75%, due 09/18/30	773,238
14,734,900,000	COP	Colombian TES, 10.00%, due 07/24/24	5,964,931
6,945,200,000	COP	Colombian TES, 11.00%, due 07/24/20	2,651,628
36,000,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	1,512,496
4,970,000	CZK	Czech Republic Government Bond, Reg S, 2.50%, due 08/25/28‡‡‡	252,357
144,060,000	HUF	Hungary Government Bond, 1.75%, due 10/26/22	575,233
1,325,060,000	HUF	Hungary Government Bond, 3.00%, due 06/26/24	5,631,896
1,721,950,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	7,287,287
698,530,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	3,420,427

See accompanying Notes to the Schedule of Investments.	87

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

6,499,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	470,074
8,900,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	640,303
15,988,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	1,152,526
26,674,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/22	2,050,561
75,680,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	5,914,302
44,756,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	3,463,704
8,113,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	668,235
70,909,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	5,821,207
16,601,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	1,386,149
50,513,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	4,160,551
38,839,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	3,343,575
33,162,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	2,890,976
3,006,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	288,370
645,000,000	IDR	Indonesia Treasury Bond, 12.80%, due 06/15/21	57,858
70,243,787	ARS	Letras del Banco Central de la Republica Argentina, 0.01%, due 02/21/18	3,597,601
35,777,986	ARS	Letras del Banco Central de la Republica Argentina, 0.01%, due 05/16/18	1,734,429
21,117,960	ARS	Letras del Banco Central de la Republica Argentina, 0.01%, due 07/18/18	984,764
19,678,730	ARS	Letras del Banco Central de la Republica Argentina, 0.01%, due 08/15/18	902,420
120,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	29,207
1,497,000	MYR	Malaysia Government Bond, 3.49%, due 03/31/20	372,401
28,251,000	MYR	Malaysia Government Bond, 3.58%, due 09/28/18	7,021,145
23,235,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	5,771,145
1,497,000	MYR	Malaysia Government Bond, 3.66%, due 10/15/20	373,290
1,119,000	MYR	Malaysia Government Bond, 3.76%, due 03/15/19	278,768
13,017,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	3,220,088
999,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	241,789
8,779,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	2,156,246
174,000	MYR	Malaysia Government Bond, 4.16%, due 07/15/21	44,128
16,055,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	4,020,692
2,939,000	MYR	Malaysia Government Bond, 4.25%, due 05/31/35	698,957
12,774,000	MYR	Malaysia Government Bond, 4.38%, due 11/29/19	3,230,184
1,068,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	269,512
4,915,000	MYR	Malaysia Government Investment Issue, 4.07%, due 09/30/26	1,201,311
143,564,300	MXN	Mexican Bonos, 5.75%, due 03/05/26	6,493,504
61,224,900	MXN	Mexican Bonos, 6.50%, due 06/10/21	3,025,494
92,389,900	MXN	Mexican Bonos, 6.50%, due 06/09/22	4,524,746
18,283,700	MXN	Mexican Bonos, 7.50%, due 06/03/27	924,432
7,197,300	MXN	Mexican Bonos, 8.50%, due 05/31/29	389,950
324,617,100	MXN	Mexican Bonos, 10.00%, due 12/05/24	18,717,974
2,924,000	PEN	Peruvian Government International Bond, 6.90%, due 08/12/37	1,017,032
4,050,000	PEN	Peruvian Government International Bond, Reg S, 5.70%, due 08/12/24‡‡‡	1,349,808
14,864,000	PEN	Peruvian Government International Bond, Reg S, 6.15%, due 08/12/32‡‡‡	4,902,304
5,543,000	PEN	Peruvian Government International Bond, Reg S, 6.35%, due 08/12/28‡‡‡	1,875,826
8,284,000	PEN	Peruvian Government International Bond, Reg S, 6.90%, due 08/12/37‡‡‡	2,881,359
7,112,000	PEN	Peruvian Government International Bond, Reg S, 6.95%, due 08/12/31‡‡‡	2,509,106
1,937,000	PEN	Peruvian Government International Bond, Reg S, 7.84%, due 08/12/20‡‡‡	666,510
3,135,000	PEN	Peruvian Government International Bond, Reg S, 8.20%, due 08/12/26‡‡‡	1,193,567
15,465,000	PLN	Poland Government Bond, 2.50%, due 07/25/26	4,217,181
25,997,000	PLN	Poland Government Bond, 2.50%, due 07/25/27	7,003,748
10,311,000	PLN	Poland Government Bond, 3.25%, due 07/25/25	2,994,516

88	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

9,302,000	PLN	Poland Government Bond, 4.00%, due 10/25/23	2,855,142
6,385,000	RON	Romania Government Bond, 4.75%, due 02/24/25	1,704,958
472,641,000	RUB	Russian Federal Bond—OFZ, 6.70%, due 05/15/19	8,215,499
254,542,000	RUB	Russian Federal Bond—OFZ, 7.10%, due 10/16/24	4,414,331
263,471,000	RUB	Russian Federal Bond—OFZ, 7.40%, due 12/07/22	4,650,572
116,675,000	RUB	Russian Federal Bond—OFZ, 7.75%, due 09/16/26	2,083,567
41,565,000	RUB	Russian Federal Bond—OFZ, 8.50%, due 09/17/31	782,837
8,430,000	ZAR	South Africa Government Bond, 6.25%, due 03/31/36	491,147
53,043,982	ZAR	South Africa Government Bond, 6.75%, due 03/31/21	4,186,747
14,734,514	ZAR	South Africa Government Bond, 7.25%, due 01/15/20	1,190,068
94,048,645	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	6,968,572
28,100,000	ZAR	South Africa Government Bond, 8.50%, due 01/31/37	2,045,519
30,800,000	ZAR	South Africa Government Bond, 8.88%, due 02/28/35	2,347,358
27,600,000	ZAR	South Africa Government Bond, 9.00%, due 01/31/40	2,078,668
58,400,000	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	5,273,454
44,000,000	THB	Thailand Government Bond, 1.88%, due 06/17/22	1,356,850
123,887,000	THB	Thailand Government Bond, 2.13%, due 12/17/26	3,743,672
35,347,000	THB	Thailand Government Bond, 2.88%, due 06/17/46	1,033,994
50,239,000	THB	Thailand Government Bond, 3.40%, due 06/17/36	1,654,243
175,480,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	5,857,877
33,000,000	THB	Thailand Government Bond, 3.65%, due 06/20/31	1,118,230
59,291,000	THB	Thailand Government Bond, 3.85%, due 12/12/25	2,033,541
1,717,000	THB	Thailand Government Bond, 4.68%, due 06/29/44	67,468
29,935,000	THB	Thailand Government Bond, 4.88%, due 06/22/29	1,128,856
48,954,246	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28‡‡‡	1,461,265
1,710,885	TRY	Turkey Government Bond, 8.50%, due 09/14/22	398,888
17,710,216	TRY	Turkey Government Bond, 9.00%, due 07/24/24	4,112,735
62,420,621	TRY	Turkey Government Bond, 10.70%, due 08/17/22	15,746,736
2,820,043	TRY	Turkey Government Bond, 11.00%, due 03/02/22	717,729
36,037,000	UYU	Uruguay Government International Bond, Reg S, 8.50%, due 03/15/28‡‡‡	1,256,034

			309,640,785

		TOTAL DEBT OBLIGATIONS (COST $588,497,824)	593,892,609

Shares		Description	Value ($)

		COMMON STOCKS — 0.5%

		Diversified Financial Services — 0.0%

7,396,155		Edcon Holdings, Ltd. 1* **** ¤ ^	—
736,020		Edcon Holdings, Ltd. 2* **** ¤ ^	—

			—

		Oil & Gas — 0.5%

2,146		Energy XXI Gulf Coast, Inc.*	12,318
43,602		Goodrich Petroleum Corp.*	475,698
73,737		Halcon Resources Corp.* ‡	558,189
44,455		Linn Energy, Inc.*	1,789,314
455		Midstates Petroleum Co., Inc.*	7,544
14,783		Nine Point Energy, LLC* ¤	133,047

See accompanying Notes to the Schedule of Investments.	89

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares		Description	Value ($)

		Oil & Gas — continued

770		Penn Virginia Corp.*	30,115

			3,006,225

		Transportation — 0.0%

11,563		CHC Group LLC*	1

		TOTAL COMMON STOCKS (COST $4,520,029)	3,006,226

		CONVERTIBLE PREFERRED STOCK — 0.1%

		Oil & Gas — 0.1%

322		Nine Point Energy Holdings, Inc., 0.00%* **** ¤	368,015

		TOTAL CONVERTIBLE PREFERRED STOCK (COST $300,884)	368,015

		WARRANTS — 0.0%

		Oil & Gas — 0.0%

3,095		Energy XXI Gulf Coast, Inc. Strike Price $43.66, Expires 12/30/21*	93
3,495		Halcon Resources Corp. Strike Price $14.04, Expires 09/09/20*	2,482
3,224		Midstates Petroleum Co., Inc. Strike Price $46.00, Expires 04/21/20* ¤	6

			2,581

		TOTAL WARRANTS (COST $86,596)	2,581

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 7.6%

		Bank Deposit — 2.5%

15,827,328		State Street Bank & Trust Euro Time Deposit, 0.12%, due 01/02/18	15,827,328

		Mutual Fund - Securities Lending Collateral — 4.3%

27,837,132		State Street Institutional U.S. Government Money Market Fund, Premier Class***	27,837,132

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — 0.8%

638,310,000	NGN	Nigeria OMO Treasury Bill, 14.97%, due 04/12/18‡‡	1,701,699
408,975,000	NGN	Nigeria OMO Treasury Bill, 15.31%, due 08/23/18‡‡	1,032,673
238,978,000	NGN	Nigeria OMO Treasury Bill, 15.16%, due 06/07/18‡‡	622,836
637,567,000	NGN	Nigeria OMO Treasury Bill, 14.04%, due 04/05/18‡‡	1,708,432

		TOTAL SOVEREIGN DEBT OBLIGATIONS	5,065,640

		TOTAL SHORT-TERM INVESTMENTS (COST $48,685,264)	48,730,100

		TOTAL INVESTMENTS — 101.0% (Cost $642,090,597)	645,999,531

		Other Assets and Liabilities (net) — (1.0)%	(6,706,617)

		NET ASSETS — 100.0%	$639,292,914

90	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Notes to Schedule of Investments:

MTN — Medium Term Note

PIK — Payment In Kind

REIT — Real Estate Investment Trust

*	Non-income producing security

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $368,015 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2017 was $402,653.

¤	Illiquid security. The total market value of the securities at period end is $521,068 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2017 was $1,173,173.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

†	Variable or floating rate note. Rate shown is as of December 31, 2017.

◆◆	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

†††	Security is currently in default.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

‡‡‡‡	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period, the market value of restricted securities was $582,280, which is 0.1% of net assets.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $165,659,479 which represents 25.9% of net assets.

See accompanying Notes to the Schedule of Investments.	91

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
ARS	81,409,600	USD	4,434,521	03/21/18	Citibank N.A.	$(273,760)
ARS	17,870,400	USD	974,926	03/21/18	JPMorgan Chase Bank N.A. London	(61,589)
BRL	3,720,000	USD	1,140,754	03/02/18	Goldman Sachs International	(26,259)
BRL	101,282,197	USD	30,705,871	03/02/18	JPMorgan Chase Bank N.A. London	(362,165)
CLP	5,251,583,074	USD	8,335,655	03/21/18	Citibank N.A.	198,017
CNH	4,330,000	USD	651,994	01/17/18	Citibank N.A.	12,529
CNY	4,310,000	USD	648,983	01/17/18	Citibank N.A.	12,384
CNY	131,290,000	USD	19,833,602	01/17/18	Goldman Sachs International	312,778
CNY	5,796,000	USD	868,380	03/21/18	Standard Chartered Bank	17,747
COP	4,571,285,581	USD	1,505,198	03/21/18	Goldman Sachs International	16,428
CZK	71,940,000	EUR	2,712,803	06/20/18	Goldman Sachs International	118,888
CZK	128,810,000	EUR	4,863,498	12/19/18	JPMorgan Chase Bank N.A. London	203,671
CZK	37,000,000	USD	1,734,402	03/21/18	Citibank N.A.	11,724
CZK	50,830,000	USD	2,349,823	06/20/18	Citibank N.A.	60,544
CZK	84,130,000	USD	3,764,159	06/20/18	Goldman Sachs International	225,300
CZK	11,910,000	USD	526,836	12/19/18	HSBC Bank plc	44,976
CZK	90,131,700	USD	3,816,391	12/19/18	JPMorgan Chase Bank N.A. London	510,928
EUR	720,000	USD	850,298	03/21/18	Citibank N.A.	18,298
GBP	1,222,000	USD	1,616,902	04/19/18	Deutsche Bank AG London	42,143
KRW	9,353,700,000	USD	8,255,802	01/17/18	Goldman Sachs International	484,481
MXN	6,760,000	USD	349,331	03/21/18	Goldman Sachs International	(8,589)
MXN	173,240,000	USD	8,840,354	03/21/18	JPMorgan Chase Bank N.A. London	(108,083)
PLN	48,097,295	USD	13,575,807	03/21/18	Citibank N.A.	270,285
RON	9,180,000	USD	2,336,743	03/21/18	Citibank N.A.	20,396
RON	10,930,000	USD	2,798,659	03/21/18	Goldman Sachs International	7,824
RUB	784,221,981	USD	13,111,794	03/21/18	Citibank N.A.	377,175
THB	820,796,797	USD	25,245,679	03/21/18	Citibank N.A.	(14,847)
THB	22,328,807	USD	685,353	03/21/18	Standard Chartered Bank	1,022
TRY	24,380,000	USD	6,323,762	01/17/18	Citibank N.A.	77,843
TRY	86,433,324	USD	22,227,563	09/19/18	Citibank N.A.	(1,147,863)
TRY	10,560,000	USD	2,745,174	01/17/18	Goldman Sachs International	27,630
TRY	12,568,645	USD	3,161,340	09/19/18	Goldman Sachs International	(96,050)
TRY	12,973,472	USD	3,434,180	09/19/18	Standard Chartered Bank	(270,158)
TWD	15,090,000	USD	506,439	03/21/18	Citibank N.A.	2,958
ZAR	159,980,736	USD	12,170,951	03/22/18	Citibank N.A.	602,674
ZAR	54,149,448	USD	3,904,754	03/22/18	Goldman Sachs International	418,796
ZAR	154,292,001	USD	11,196,210	03/22/18	Standard Chartered Bank	1,123,201
CZK	178,940,000	EUR	6,971,173	03/21/18	Goldman Sachs International	34,732
EUR	6,748,865	CZK	172,730,000	03/21/18	Citibank N.A.	(9,855)
EUR	2,766,206	HUF	866,007,360	03/21/18	Citibank N.A.	(28,109)
EUR	4,627,711	HUF	1,453,517,640	03/21/18	Goldman Sachs International	(65,425)
PLN	16,401,142	EUR	3,884,409	03/21/18	Citibank N.A.	35,417
PLN	15,608,858	EUR	3,686,725	03/21/18	Goldman Sachs International	45,820
USD	20,290,361	BRL	67,490,000	03/02/18	JPMorgan Chase Bank N.A. London	70,650
USD	1,077,699	CLP	704,050,000	03/21/18	Citibank N.A.	(66,362)
USD	1,110,196	CNY	7,410,000	03/21/18	Standard Chartered Bank	(22,689)
USD	368,515	COP	1,128,900,000	03/21/18	Citibank N.A.	(7,258)

92	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,689,260	CZK	36,930,000	06/20/18	Citibank N.A.	$(61,967)
USD	3,979,911	EUR	3,332,896	03/21/18	Goldman Sachs International	(40,842)
USD	525,153	HUF	139,950,000	03/21/18	Citibank N.A.	(18,679)
USD	474,416	IDR	6,537,360,000	03/21/18	Citibank N.A.	(4,055)
USD	1,413,974	IDR	19,329,030,000	03/21/18	Goldman Sachs International	(723)
USD	3,281,655	IDR	44,878,858,812	03/21/18	Standard Chartered Bank	(3,041)
USD	8,665,257	INR	564,580,000	03/21/18	Citibank N.A.	(96,915)
USD	1,211,192	KRW	1,314,264,789	01/17/18	Goldman Sachs International	(16,883)
USD	7,410,559	KRW	8,039,435,211	01/17/18	Standard Chartered Bank	(101,650)
USD	22,033,798	MXN	422,745,671	03/21/18	Goldman Sachs International	725,038
USD	609,493	PEN	1,980,000	03/21/18	Citibank N.A.	272
USD	6,457,335	PEN	20,952,759	03/21/18	Goldman Sachs International	10,434
USD	7,725,116	PHP	392,320,000	03/21/18	Goldman Sachs International	(106,526)
USD	3,535,089	RON	13,920,431	03/21/18	JPMorgan Chase Bank N.A. London	(39,244)
USD	17,371,212	SGD	23,398,675	03/21/18	Citibank N.A.	(158,258)
USD	6,580,824	TRY	28,140,000	09/19/18	Citibank N.A.	(282,070)
USD	28,064,661	TRY	109,355,000	01/17/18	Goldman Sachs International	(649,346)
USD	6,068,035	ZAR	77,440,000	03/22/18	Citibank N.A.	(115,145)
USD	14,999,207	ZAR	202,170,000	03/22/18	Goldman Sachs International	(1,143,011)
USD	1,334,479	ZAR	18,330,000	03/22/18	Standard Chartered Bank	(129,076)

						$606,511

Currency Abbreviations

ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro Currency
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigeria Naira
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar

See accompanying Notes to the Schedule of Investments.	93

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Currency Abbreviations — continued

THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
162	South Africa Government Bond, Series R186	Feb 2018	$1,477,489	$24,090
430	South Africa Government Bond, Series R2030	Feb 2018	3,181,181	64,136
356	South Africa Government Bond, Series R2032	Feb 2018	2,712,290	65,036
748	South Africa Government Bond, Series R2035	Feb 2018	5,932,735	134,210
264	South Africa Government Bond, Series R2037	Feb 2018	1,922,565	45,796
105	South Africa Government Bond, Series R207	Feb 2018	851,466	2,907
253	South Africa Government Bond, Series R208	Feb 2018	2,046,387	9,567

				$345,742

Sales
82	Euro-BOBL	Mar 2018	$12,959,060	$4,820
62	U.S. Treasury Note 2-Year	Mar 2018	13,274,781	26,034
154	U.S. Treasury Note 5-Year	Mar 2018	17,889,266	82,714

				$113,568

94	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Sovereign Debt Obligations	48.4
Corporate Debt	44.4
Common Stocks	0.5
Forward Foreign Currency Contracts	0.1
Futures Contracts	0.1
Convertible Preferred Stock	0.1
Warrants	0.0
Short-Term Investments	7.6
Other Assets and Liabilities (net)	(1.2)

100.0%

See accompanying Notes to the Schedule of Investments.	95

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.8%

	Austria — 0.3%

37,929	Erste Group Bank AG*	1,644,408
49,192	Raiffeisen Bank International AG*	1,783,907

	Total Austria	3,428,315

	Bermuda — 1.1%

29,664	Credicorp, Ltd.	6,153,203
16,000	Jardine Matheson Holdings, Ltd.	972,000
297,679	Kerry Properties, Ltd.	1,338,495
1,558,000	Nine Dragons Paper Holdings, Ltd.	2,495,255
337,000	Shenzhen International Holdings, Ltd.	641,470
292,021	VEON, Ltd., ADR	1,121,361

	Total Bermuda	12,721,784

	Brazil — 5.8%

309,200	AMBEV SA	1,983,593
612,353	AMBEV SA, ADR‡	3,955,800
810,349	Atacadao Distribuicao Comercio e Industria Ltda*	3,725,490
294,000	B3 SA - Brasil Bolsa Balcao	2,019,029
129,684	Banco Bradesco SA, ADR	1,327,964
581,674	Banco do Brasil SA	5,579,834
67,531	Banco Santander Brasil SA, ADR	653,025
135,700	BB Seguridade Participacoes SA	1,165,504
390,214	CCR SA	1,899,839
7,349	Cia Brasileira de Distribuicao, ADR	173,216
61,035	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	637,816
43,000	Cia de Saneamento Basico do Estado de Sao Paulo	445,024
308,680	Cielo SA	2,188,705
237,500	Cosan SA Industria e Comercio	2,971,345
350,963	EcoRodovias Infraestrutura e Logistica SA	1,301,391
116,734	Embraer SA, ADR	2,793,445
215,406	Engie Brasil Energia SA	2,305,950
106,374	Fibria Celulose SA	1,534,472
104,100	Fleury SA	929,246
213,100	Hypermarcas SA	2,312,743
86,900	Iguatemi Empresa de Shopping Centers SA	1,031,923
109,000	Iochpe Maxion SA	755,781
322,683	Itau Unibanco Holding SA, ADR	4,194,879
30,200	Klabin SA	160,236
162,600	Kroton Educacional SA	901,944
202,700	Localiza Rent a Car SA	1,348,033
151,200	Lojas Renner SA	1,617,705
13,500	M Dias Branco SA	212,038
33,600	Magazine Luiza SA	812,575
102,900	Porto Seguro SA	1,126,995
250,227	Qualicorp SA	2,338,499
111,800	Raia Drogasil SA	3,094,040
81,400	Ser Educacional SA	768,086

96	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued

120,344	Sul America SA	676,983
59,900	Ultrapar Participacoes SA	1,354,346
31,200	Vale SA	378,678
411,731	Vale SA, ADR‡	5,035,470

	Total Brazil	65,711,642

	British Virgin Islands — 0.1%

51,627	Mail.Ru Group, Ltd. (London Exchange), Reg S, GDR* ‡‡‡	1,492,020

	Cayman Islands — 12.5%

3,561	58.com, Inc., ADR* ‡	254,861
38,000	AAC Technologies Holdings, Inc.	677,625
160,470	Alibaba Group Holding, Ltd., ADR* ‡	27,669,842
128,000	ANTA Sports Products, Ltd.	580,456
32,247	Baidu, Inc., ADR*	7,552,570
77,942	Bizlink Holding, Inc.	729,434
779,000	China Conch Venture Holdings, Ltd.	1,803,679
593,000	China Evergrande Group*	2,044,357
8,789	China Lodging Group, Ltd., ADR	1,269,395
1,737,000	China Medical System Holdings, Ltd.	4,048,475
1,680,000	China Resources Cement Holdings, Ltd.	1,104,627
314,000	China Resources Land, Ltd.	923,848
711,000	China State Construction International Holdings, Ltd.	995,016
704,500	China Yongda Automobiles Services Holdings, Ltd.	810,184
277,000	Country Garden Holdings Co., Ltd.	527,970
69,622	Ctrip.com International, Ltd., ADR* ‡	3,070,330
274,600	ENN Energy Holdings, Ltd.	1,958,342
695,000	Fu Shou Yuan International Group, Ltd.	592,999
3,677,300	GCL-Poly Energy Holdings, Ltd.* ‡	658,568
1,413,100	Geely Automobile Holdings, Ltd.	4,898,752
126,000	General Interface Solution Holding, Ltd.	842,583
82,010	Gourmet Master Co., Ltd.	1,198,795
502,000	Haitian International Holdings, Ltd.	1,509,089
32,541	JD.com, Inc., ADR*	1,347,848
1,271,752	Lee & Man Paper Manufacturing, Ltd.	1,503,203
36,487	NetEase, Inc., ADR	12,590,569
26,289	New Oriental Education & Technology Group, Inc., ADR	2,471,166
218,000	Shenzhou International Group Holdings, Ltd.	2,074,783
682,500	Shimao Property Holdings, Ltd.	1,484,208
26,612	Silicon Motion Technology Corp., ADR‡	1,409,372
178,000	Sino Biopharmaceutical, Ltd.	315,592
80,000	Sunny Optical Technology Group Co., Ltd.	1,022,348
82,690	TAL Education Group, ADR	2,456,720
53,539	Tarena International, Inc., ADR	802,550
769,800	Tencent Holdings, Ltd.	39,980,402
1,016,000	Tianneng Power International, Ltd.	1,055,341
6,900,000	Tongda Group Holdings, Ltd.‡	1,765,315
18,568	Vipshop Holdings, Ltd., ADR*	217,617
4,914,032	WH Group, Ltd. 144A	5,544,339

See accompanying Notes to the Schedule of Investments.	97

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued

886,000	Xinyi Glass Holdings, Ltd.*	1,153,785

	Total Cayman Islands	142,916,955

	Chile — 0.7%

8,790,325	Banco de Chile	1,412,215
1,159	Banco de Credito e Inversiones	79,908
53,211	Banco Santander Chile, ADR	1,663,908
14,275,028	Banco Santander Chile	1,116,506
3,389	Cia Cervecerias Unidas SA, ADR	100,247
42,202	Enel Americas SA, ADR	471,396
24,532	Enel Chile SA, ADR	139,342
531,405	Enel Generacion Chile SA	482,160
11,618	Latam Airlines Group SA, ADR‡	161,490
31,280	Sociedad Quimica y Minera de Chile SA, ADR	1,857,093

	Total Chile	7,484,265

	China — 8.1%

7,833,000	Agricultural Bank of China, Ltd. Class H	3,647,310
1,306,000	Air China, Ltd. Class H	1,583,780
469,300	Anhui Conch Cement Co., Ltd. Class H	2,206,232
21,018,200	Bank of China, Ltd. Class H	10,324,522
1,481,600	Beijing Capital International Airport Co., Ltd. Class H	2,232,644
288,000	China Cinda Asset Management Co., Ltd. Class H	105,366
1,216,000	China Communications Services Corp., Ltd. Class H	815,095
22,826,100	China Construction Bank Corp. Class H	21,023,617
1,568,000	China Huarong Asset Management Co., Ltd.	740,143
3,031,900	China Petroleum & Chemical Corp. Class H	2,222,351
2,567,984	China Shenhua Energy Co., Ltd. Class H	6,652,127
88,600	China Vanke Co., Ltd. Class H	353,616
904,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	638,338
1,238,000	Dongfeng Motor Group Co., Ltd. Class H	1,498,149
676,500	Great Wall Motor Co., Ltd. Class H‡	774,523
240,000	Guangzhou Automobile Group Co., Ltd. Class H	568,585
1,812,000	Guangzhou R&F Properties Co., Ltd. Class H	4,084,203
12,373,000	Industrial & Commercial Bank of China Class H	9,955,633
186,000	Jiangxi Copper Co., Ltd. Class H	295,038
2,387,000	Lonking Holdings, Ltd. Class H	1,047,345
183,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	90,127
604,000	PICC Property & Casualty Co., Ltd. Class H	1,160,513
1,224,400	Ping An Insurance Group Co., of China Ltd. Class H	12,741,604
2,667	SINA Corp. Class H*	267,527
164,000	Sinopec Engineering Group Co., Ltd. Class H	155,245
5,518,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	3,141,123
1,507,000	Weichai Power Co., Ltd. Class H	1,650,176
1,846,000	Zhejiang Expressway Co., Ltd. Class H	2,028,468

	Total China	92,003,400

	Cyprus — 0.1%

36,428	TCS Group Holding Plc, GDR	686,668

98	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	France — 0.1%

18,010	Sanofi	1,553,858

	Greece — 0.1%

50,590	JUMBO SA	905,152

	Hong Kong — 3.9%

278,600	AIA Group, Ltd.	2,375,333
226,000	Beijing Enterprises Holdings, Ltd.	1,341,435
772,000	Brilliance China Automotive Holdings, Ltd.	2,063,986
2,021,000	China Everbright International, Ltd.	2,885,185
1,014,980	China Mobile, Ltd.	10,289,635
1,134,358	China Overseas Land & Investment, Ltd.	3,649,483
1,158,000	China Resources Power Holdings Co., Ltd.	2,156,816
2,936,000	CITIC, Ltd.	4,236,511
2,540,300	CNOOC, Ltd.	3,646,037
2,951,200	CSPC Pharmaceutical Group, Ltd.	5,957,292
195,700	Galaxy Entertainment Group, Ltd.	1,569,646
804,000	Haier Electronics Group Co., Ltd.*	2,200,965
1,886,000	Shenzhen Investment, Ltd.	781,682
962,000	Sun Art Retail Group, Ltd.	1,016,479

	Total Hong Kong	44,170,485

	Hungary — 0.9%

297,644	Magyar Telekom Telecommunications Plc	527,697
295,414	MOL Hungarian Oil & Gas Plc‡	3,436,350
72,291	OTP Bank Plc	2,999,859
110,941	Richter Gedeon Nyrt	2,911,680

	Total Hungary	9,875,586

	India — 9.7%

113,701	Asian Paints, Ltd.	2,066,400
179,443	Bajaj Auto, Ltd.	9,366,797
75,833	Bajaj Finance, Ltd.	2,091,043
320,215	Bharat Heavy Electricals, Ltd.	464,814
285,718	Bharat Petroleum Corp., Ltd.	2,316,542
400,385	Bharti Infratel, Ltd.	2,378,379
14,280	Cadila Healthcare, Ltd.	97,277
55,194	Capital First, Ltd.	599,695
31,273	Ceat, Ltd.	955,424
155,627	Edelweiss Financial Services, Ltd.	723,549
4,097	Eicher Motors, Ltd.	1,948,189
277,277	Exide Industries, Ltd.	970,920
979,226	Federal Bank, Ltd.	1,667,649
145,148	GAIL India, Ltd.	1,139,080
152,805	Grasim Industries, Ltd.	2,789,405
540,084	HCL Technologies, Ltd. Class T	7,581,188
38,995	HDFC Bank, Ltd., ADR	3,964,622
87,339	HDFC Bank, Ltd.	2,560,749
51,383	Hero MotoCorp Ltd.	3,064,746
544,641	Hindalco Industries, Ltd.	2,339,326

See accompanying Notes to the Schedule of Investments.	99

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	India — continued

159,413	Hindustan Petroleum Corp., Ltd.	1,046,478
240,420	Hindustan Unilever, Ltd.	5,131,207
264,086	Housing Development Finance Corp., Ltd.	7,077,186
83,893	Indiabulls Housing Finance, Ltd.	1,568,044
66,962	Indian Oil Corp., Ltd.	408,051
205,979	Indraprastha Gas, Ltd.	1,083,021
87,368	IndusInd Bank, Ltd.	2,254,985
73,995	Infosys, Ltd., ADR‡	1,200,199
389,740	Infosys, Ltd.	6,358,024
161,347	ITC, Ltd.	665,459
478,772	Jain Irrigation Systems, Ltd.	942,504
119,632	JSW Steel, Ltd.	506,905
328,001	Karnataka Bank, Ltd. (The)	779,309
334,549	L&T Finance Holdings, Ltd.	911,751
32,073	Marico, Ltd.	161,452
41,004	Maruti Suzuki India, Ltd.	6,254,142
2,620	MRF, Ltd.	2,968,806
445,343	National Aluminium Co., Ltd.	599,349
65,523	NTPC, Ltd.	181,034
61,951	Oil & Natural Gas Corp., Ltd.	189,316
3,083	Piramal Enterprises, Ltd.	138,337
1,737,175	Power Finance Corp., Ltd.	3,306,831
112,255	Reliance Capital, Ltd.	1,016,543
16,492	Reliance Industries, Ltd. (London Exchange), GDR 144A	470,847
8,147	State Bank of India, Ltd., Reg S, GDR‡‡‡	396,759
211,428	Tata Consultancy Services, Ltd.	8,943,725
128,697	Tata Steel, Ltd.	1,473,934
402,800	Tech Mahindra, Ltd.	3,179,992
241,177	Vedanta, Ltd.	1,249,008
60,766	Videocon d2h, Ltd., ADR*	577,885
92,490	Voltas, Ltd.	949,136
38,559	Wipro, Ltd., ADR‡	210,918

	Total India	111,286,931

	Indonesia — 2.4%

5,513,400	Adaro Energy Tbk PT	755,845
271,900	Bank Central Asia Tbk PT	438,888
755,900	Bank Mandiri Persero Tbk PT	445,712
4,663,300	Bank Negara Indonesia Persero Tbk PT	3,402,740
20,246,700	Bank Rakyat Indonesia Persero Tbk PT	5,431,950
3,642,200	Bank Tabungan Negara Persero Tbk PT	958,368
52,400	Gudang Garam Tbk PT	323,650
147,300	Indofood CBP Sukses Makmur Tbk PT	96,626
2,676,200	Indofood Sukses Makmur Tbk PT	1,504,037
2,218,800	Matahari Department Store Tbk PT	1,635,379
10,891,500	Perusahaan Gas Negara Persero Tbk PT	1,404,837
8,107,700	Surya Citra Media Tbk PT	1,482,004
17,277,200	Telekomunikasi Indonesia Persero Tbk PT	5,654,009
488,900	Unilever Indonesia Tbk PT	2,014,336

100	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

640,210	United Tractors Tbk PT	1,670,421
3,744,000	Waskita Karya Persero Tbk PT	609,857

	Total Indonesia	27,828,659

	Isle of Man — 0.0%

25,196	NEPI Rockcastle Plc	434,661

	Japan — 0.2%

72,800	Honda Motor Co., Ltd.	2,495,815

	Luxembourg — 0.3%

96,495	Ternium SA, ADR	3,048,277

	Malaysia — 1.2%

4,621,415	AirAsia Bhd	3,825,486
143,200	CIMB Group Holdings Bhd	231,413
132,200	Genting Bhd	300,529
1,535,700	Genting Malaysia Bhd	2,136,395
375,300	Hartalega Holdings Bhd	990,414
22,000	Hong Leong Bank Bhd	92,414
1,297,900	Malayan Banking Bhd	3,142,926
775,300	Malaysia Airports Holdings Bhd	1,683,935
26,600	MISC Bhd	48,770
56,900	Petronas Chemicals Group Bhd	108,260
235,100	Public Bank Bhd	1,207,160
47,900	Westports Holdings Bhd	43,793

	Total Malaysia	13,811,495

	Mexico — 2.7%

623,600	Alfa SAB de CV Class A	690,038
231,400	Alsea SAB de CV	760,945
90,383	America Movil SAB de CV Series L, ADR	1,550,068
58,900	Arca Continental SAB de CV	409,866
305,418	Cemex SAB de CV, ADR*	2,290,635
1,678,598	Fibra Uno Administracion SA de CV REIT	2,495,741
1,629,700	Gentera SAB de CV	1,361,033
68,370	Gruma SAB de CV Class B	871,333
122,400	Grupo Aeroportuario del Centro Norte SAB de CV	637,540
72,400	Grupo Aeroportuario del Pacifico SAB de CV Class B	747,479
10,319	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,883,321
19,940	Grupo Aeroportuario del Sureste SAB de CV‡	365,525
1,238,658	Grupo Financiero Banorte SAB de CV Series O	6,832,862
72,044	Grupo Financiero Santander Mexico SAB de CV Class B, ADR‡	526,642
278,100	Grupo Financiero Santander Mexico SAB de CV	408,646
1,113,907	Grupo Mexico SAB de CV Series B	3,696,608
697,082	Mexichem SAB de CV	1,734,021
52,745	Promotora y Operadora de Infraestructura SAB de CV	523,716
1,325,767	Wal-Mart de Mexico SAB de CV	3,267,409

	Total Mexico	31,053,428

See accompanying Notes to the Schedule of Investments.	101

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Netherlands — 0.2%

87,269	Yandex NV Class A*	2,858,060

	Philippines — 0.3%

4,445	Ayala Corp.	90,378
137,980	BDO Unibank, Inc.	453,300
2,175	Globe Telecom, Inc.	82,782
462,200	International Container Terminal Services, Inc.	976,805
69,940	JG Summit Holdings, Inc.	101,015
19,180	Jollibee Foods Corp.	97,206
6,856,500	Metro Pacific Investments Corp.	940,846
15,850	Security Bank Corp.	79,822
13,090	SM Investments Corp.	259,597

	Total Philippines	3,081,751

	Poland — 0.6%

53,608	Jastrzebska Spolka Weglowa SA*	1,485,220
10,261	KRUK SA	772,203
239,319	PGE Polska Grupa Energetyczna SA*	829,916
38,670	Polski Koncern Naftowy ORLEN SA	1,179,642
41,957	Polskie Gornictwo Naftowe i Gazownictwo SA	75,950
143,691	Powszechna Kasa Oszczednosci Bank Polski SA*	1,832,321
505,076	Tauron Polska Energia SA*	443,330

	Total Poland	6,618,582

	Qatar — 0.1%

25,929	Qatar National Bank QPSC	904,098

	Russia — 1.7%

251,215	Gazprom PJSC, ADR	1,107,858
500,200	Gazprom PJSC (OTC Exchange), ADR	2,205,882
23,518	LUKOIL PJSC, ADR	1,355,813
58,240	LUKOIL PJSC (Euroclear Shares), ADR	3,332,493
101,175	Mobile Telesystems PJSC, ADR‡	1,030,973
4,578	Novatek PJSC, Reg S, GDR‡‡‡	550,276
10,340	Novolipetsk Steel PJSC, GDR	263,877
59,509	Rosneft Oil Co. PJSC, Reg S, (London Exchange), GDR‡‡‡	296,950
651,386	RusHydro PJSC, ADR	790,782
100,809	Sberbank of Russia PJSC, ADR‡	1,716,777
875,096	Sberbank of Russia PJSC	3,423,091
126,619	Severstal PJSC, Reg S, GDR‡‡‡	1,947,400
27,938	Sistema PJSC FC, Reg S, GDR‡‡‡	116,501
88,066	Surgutneftegas OJSC, ADR	415,231
12,860	Tatneft PJSC, (London Exchange), ADR	636,056

	Total Russia	19,189,960

	Singapore — 0.3%

392,000	Singapore Telecommunications, Ltd. (London Exchange)	1,050,105
86,080	United Overseas Bank, Ltd.	1,703,694

102	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

856,400	Yanlord Land Group, Ltd.	1,038,138

	Total Singapore	3,791,937

	South Africa — 5.4%

89,793	AVI, Ltd.	801,899
328,013	Barclays Africa Group, Ltd.	4,821,897
122,688	Bid Corp., Ltd.	2,982,864
202,738	Bidvest Group, Ltd. (The)	3,571,497
28,292	Capitec Bank Holdings, Ltd.	2,509,167
414,219	Exxaro Resources, Ltd.	5,437,043
1,053,632	FirstRand, Ltd.	5,723,486
68,195	Foschini Group, Ltd. (The)	1,086,989
250,718	Growthpoint Properties, Ltd. REIT	560,166
64,691	Imperial Holdings, Ltd.	1,369,798
21,775	Investec, Ltd.	157,807
178,772	Liberty Holdings, Ltd.	1,796,817
41,866	Massmart Holdings, Ltd.	471,889
180,684	MMI Holdings, Ltd.	306,491
49,487	Mondi, Ltd.	1,276,229
4,577	Mr Price Group, Ltd.	90,531
40,805	Naspers, Ltd. Class N	11,374,641
267,410	Pick n Pay Stores, Ltd.	1,502,507
467,772	Redefine Properties, Ltd. REIT	404,294
25,055	Remgro, Ltd.	477,624
19,084	Resilient, Ltd. REIT	233,016
492,740	RMB Holdings, Ltd.	3,151,068
77,326	Sanlam, Ltd.	543,406
166,656	Sappi, Ltd.	1,204,823
106,156	Spar Group, Ltd. (The)	1,743,514
292,099	Standard Bank Group, Ltd.	4,616,485
204,400	Super Group, Ltd.*	682,709
311,769	Telkom SA SOC, Ltd.	1,211,819
234,991	Truworths International, Ltd.‡	1,793,183

	Total South Africa	61,903,659

	South Korea — 12.0%

1,572	AMOREPACIFIC Group*	207,045
29,574	BNK Financial Group, Inc.*	260,228
6,969	Celltrion, Inc.*	1,439,303
1,180	CJ E&M Corp.*	107,689
39,786	Coway Co., Ltd.	3,630,930
9,123	DGB Financial Group, Inc.*	89,905
19,769	Dongbu Insurance Co., Ltd.*	1,314,794
33,201	Douzone Bizon Co., Ltd.*	1,032,734
58,640	Hana Financial Group, Inc.	2,727,824
38,982	Hankook Tire Co., Ltd.*	1,988,153
27,714	Hanwha Chemical Corp.	818,049
31,939	Hanwha Corp.*	1,238,119
20,810	Hanwha Life Insurance Co., Ltd.*	134,321

See accompanying Notes to the Schedule of Investments.	103

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

21,092	Hyosung Corp.*	2,748,432
25,138	Hyundai Development Co-Engineering & Construction*	905,208
25,851	Hyundai Engineering & Construction Co., Ltd.*	876,551
130,931	Hyundai Marine & Fire Insurance Co., Ltd.*	5,748,220
496	Hyundai Mobis Co., Ltd.*	121,851
10,859	Hyundai Motor Co.	1,582,368
35,393	ING Life Insurance Korea, Ltd. 144A	1,765,435
12,472	Innocean Worldwide, Inc.*	852,786
76,094	Jusung Engineering Co., Ltd.*	966,679
23,156	Kangwon Land, Inc.*	752,724
64,342	KB Financial Group, Inc.	3,810,455
28,309	Kia Motors Corp.*	885,854
11,000	KIWOOM Securities Co., Ltd.*	900,098
8,866	Koh Young Technology, Inc.*	683,242
46,319	Korea Electric Power Corp.	1,650,619
2,213	Korea Investment Holdings Co., Ltd.*	142,634
4,298	Korea Petrochemical Ind Co., Ltd.*	1,057,889
2,498	Korea Zinc Co., Ltd.*	1,150,356
7,954	Korean Air Lines Co., Ltd.*	251,500
13,642	KT Corp., ADR	212,952
26,632	KT&G Corp.	2,873,286
13,478	LG Chem, Ltd.	5,098,865
6,825	LG Corp.*	580,146
26,769	LG Electronics, Inc.	2,650,520
8,320	Loen Entertainment, Inc.*	874,317
3,351	Lotte Chemical Corp.*	1,151,901
24,427	Modetour Network, Inc.*	695,926
18,430	NCSoft Corp.* ‡	7,703,914
1,051	OCI Co., Ltd.*	133,516
8,032	Orion Corp. Republic of Korea*	784,031
11,717	POSCO	3,639,160
12,107	Posco Daewoo Corp.*	205,261
18,252	Samsung Electronics Co., Ltd.	43,441,311
14,270	Samsung Life Insurance Co., Ltd.*	1,659,535
125,006	Shinhan Financial Group Co., Ltd.	5,768,340
17,858	Silicon Works Co., Ltd.*	882,433
75,551	SK Hynix, Inc.	5,398,768
3,662	SK Innovation Co., Ltd.	699,527
36,103	SK Telecom Co., Ltd.	9,004,251
27,604	Value Added Technology Co., Ltd.*	877,975
21,832	Woori Bank	321,194

	Total South Korea	136,499,124

	Sweden — 0.1%

139,955	Telefonaktiebolaget LM Ericsson Class B	920,498

	Switzerland — 0.1%

14,791	Nestle SA	1,271,920

104	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 9.2%

129,000	Asustek Computer, Inc.	1,211,603
235,000	AU Optronics Corp.	97,922
132,000	Cathay Financial Holding Co., Ltd.	237,310
518,000	China Airlines, Ltd.*	202,789
924,399	China General Plastics Corp.	1,006,453
661,130	China Life Insurance Co., Ltd.	665,384
2,618,000	Compal Electronics, Inc.	1,873,865
6,011,120	CTBC Financial Holding Co., Ltd.	4,140,933
575,000	E Ink Holdings, Inc.	927,466
427,643	E.Sun Financial Holding Co., Ltd.	271,602
172,800	Elite Advanced Laser Corp.	751,973
234,000	Evergreen Marine Corp. Taiwan, Ltd.*	128,565
18,720	Feng TAY Enterprise Co., Ltd.	85,238
1,431,021	First Financial Holding Co., Ltd.	940,117
78,000	Formosa Chemicals & Fibre Corp.	269,973
1,356,230	Foxconn Technology Co., Ltd.	3,882,951
254,997	Fubon Financial Holding Co., Ltd.	434,442
86,000	Grape King Bio, Ltd.	601,106
4,947,905	Hon Hai Precision Industry Co., Ltd.	15,828,774
161,897	Hua Nan Financial Holdings Co., Ltd.	91,126
255,000	Innolux Corp.	106,255
5,291,000	Inventec Corp.	4,222,701
787,000	King Yuan Electronics Co., Ltd.	799,998
18,000	Largan Precision Co., Ltd.	2,431,574
2,557,312	Lite-On Technology Corp.	3,488,982
428,000	Mega Financial Holding Co., Ltd.	345,898
1,805,000	Micro-Star International Co., Ltd.	4,646,168
30,000	Nien Made Enterprise Co., Ltd.	320,581
62,000	Novatek Microelectronics Corp.	236,470
984,000	Pegatron Corp.	2,380,765
189,000	Phison Electronics Corp.	1,854,529
343,000	Pou Chen Corp.	444,332
706,000	Powertech Technology, Inc.	2,087,740
247,000	President Chain Store Corp.	2,357,242
388,000	Primax Electronics, Ltd.	1,030,025
300,000	Realtek Semiconductor Corp.	1,098,846
292,534	SinoPac Financial Holdings Co., Ltd.	95,059
103,000	Sunny Friend Environmental Technology Co., Ltd.	882,605
12,000	TaiMed Biologics, Inc.*	74,601
402,870	Taishin Financial Holding Co., Ltd.	187,501
140,000	Taiwan Cooperative Financial Holding Co., Ltd.	78,095
427,669	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	16,957,076
3,012,000	Taiwan Semiconductor Manufacturing Co., Ltd.	23,228,792
85,000	TCI Co., Ltd.	819,766
123,000	Teco Electric and Machinery Co., Ltd.	117,798
175,015	Uni-President Enterprises Corp.	388,158
829,005	Wistron Corp.	667,193

	Total Taiwan	104,998,342

See accompanying Notes to the Schedule of Investments.	105

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Thailand — 2.9%

1,763,100	Airports of Thailand PCL	3,678,760
21,600	Bumrungrad Hospital PCL, NVDR	125,265
1,521,600	CP All PCL Class F	3,595,066
526,400	Hana Microelectronics PCL	718,773
292,500	Home Product Center PCL Class N, NVDR	114,882
245,100	Indorama Ventures PCL, NVDR	400,478
366,600	IRPC PCL, NVDR	79,304
256,300	Kasikornbank PCL, NVDR	1,824,535
1,340,700	Krung Thai Bank PCL, NVDR	789,857
130,000	Krungthai Card PCL Class F	741,945
584,300	Muangthai Leasing PCL Class F	694,742
65,800	PTT Exploration & Production PCL Class N, NVDR	201,902
1,088,300	PTT Global Chemical PCL	2,838,463
1,083,600	PTT Global Chemical PCL, NVDR	2,826,204
228,900	PTT PCL¤	3,076,349
30,700	Robinson PCL Class N, NVDR	68,767
14,423,000	Sansiri PCL	964,779
58,800	Siam Cement PCL (The)	884,075
1,790,700	Star Petroleum Refining PCL Class F	939,582
2,057,900	Thai Oil PCL	6,535,522
562,200	Thai Oil PCL, NVDR	1,785,446
123,600	Thai Union Group PCL, NVDR	75,472

	Total Thailand	32,960,168

	Turkey — 1.8%

564,406	Akbank Turk AS	1,466,241
244,913	Arcelik AS	1,390,054
20,173	BIM Birlesik Magazalar AS	415,527
1,361,199	Eregli Demir ve Celik Fabrikalari TAS	3,597,219
103,560	Ford Otomotiv Sanayi AS	1,645,609
480,173	KOC Holding AS	2,340,330
530,123	TAV Havalimanlari Holding AS	3,140,247
230,989	Tekfen Holding AS	1,035,661
51,140	Tofas Turk Otomobil Fabrikasi AS	445,364
75,588	Tupras Turkiye Petrol Rafinerileri AS	2,422,181
99,672	Turk Hava Yollari AO*	412,452
67,523	Turkiye Garanti Bankasi AS	190,908
352,829	Turkiye Halk Bankasi AS	1,003,138
294,739	Turkiye Vakiflar Bankasi TAO Series D	526,264

	Total Turkey	20,031,195

	United Arab Emirates — 1.2%

286,854	Abu Dhabi Commercial Bank PJSC	531,095
640,704	Abu Dhabi National Oil Co. for Distribution PJSC*	462,281
4,831,848	Aldar Properties PJSC	2,894,267
1,045,940	DAMAC Properties Dubai Co. PJSC	939,774
1,013,498	Dubai Islamic Bank PJSC	1,708,112
1,754,420	Emaar Malls PJSC	1,017,457
2,146,945	Emaar Properties PJSC	4,056,795

106	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	United Arab Emirates — continued

133,054	Emirates Telecommunications Group Co. PJSC	633,970
582,238	First Abu Dhabi Bank PJSC	1,624,902

	Total United Arab Emirates	13,868,653

	United Kingdom — 1.4%

43,846	Diageo Plc	1,616,270
90,894	En+ Group Plc, GDR 144A	1,254,337
255,144	Evraz Plc	1,173,497
104,411	GlaxoSmithKline Plc	1,867,925
378,480	Glencore Plc*	1,996,756
107,865	Mondi Plc	2,817,606
14,770	NMC Health Plc	576,426
834,253	Old Mutual Plc	2,560,712
128,510	Polymetal International Plc	1,600,215
6,754,000	West China Cement, Ltd.*	1,010,858

	Total United Kingdom	16,474,602

	United States — 1.3%

26,812	Citigroup, Inc.	1,995,081
31,282	Crown Holdings, Inc.*	1,759,612
20,002	Microsoft Corp.	1,710,971
13,633	Monsanto Co.	1,592,062
47,998	Pfizer, Inc.	1,738,488
47,832	Southern Copper Corp.‡	2,269,628
105,967	Yum China Holdings, Inc.	4,240,799

	Total United States	15,306,641

	TOTAL COMMON STOCKS (COST $833,747,246)	1,013,588,586

	PREFERRED STOCKS — 2.2%

	Brazil — 2.0%

238,464	Banco Bradesco SA, 3.57%	2,433,453
59,400	Braskem SA, 2.80%	767,682
69,072	Cia de Transmissao de Energia Eletrica Paulista, 4.67%	1,393,059
514,200	Cia Energetica de Minas Gerais, 3.47%	1,064,953
270,670	Itau Unibanco Holding SA, 3.37%	3,474,459
1,383,296	Itausa—Investimentos Itau SA, 4.23%	4,512,153
1,363,500	Petroleo Brasileiro SA, 0.00%*	6,617,934
194,700	Telefonica Brasil SA, 5.36%	2,853,792

	Total Brazil	23,117,485

	Colombia — 0.1%

37,690	Bancolombia SA, 3.11%	377,847

	Germany — 0.1%

12,848	Bayerische Motoren Werke AG, 4.60%	1,151,537

	TOTAL PREFERRED STOCKS (COST $22,180,537)	24,646,869

See accompanying Notes to the Schedule of Investments.	107

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 9.1%

	Bank Deposit — 7.9%

90,203,856	State Street Bank & Trust Euro Time Deposit, 0.12%, due 01/02/18	90,203,856

	Investment Fund — 0.8%

9,492,767	State Street Institutional Treasury Plus Money Market Fund, Premier Class*****	9,492,767

	Mutual Fund - Securities Lending Collateral — 0.2%

2,892,523	State Street Institutional U.S. Government Money Market Fund, Premier Class***	2,892,523

	U.S. Government and Agency Obligations — 0.2%

700,000	United States Treasury Bill, 1.43%, due 06/07/18** ‡‡	695,564
1,700,000	United States Treasury Bill, 1.21%, due 04/05/18** ‡‡	1,693,923

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $2,390,358)	2,389,487

	TOTAL SHORT-TERM INVESTMENTS (COST $104,979,504)	104,978,633

	TOTAL INVESTMENTS — 100.1% (Cost $960,907,287)	1,143,214,088

	Other Assets and Liabilities (net) — (0.1)%	(1,289,608)

	NET ASSETS — 100.0%	$1,141,924,480

108	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	All or a portion of this security is pledged for open futures collateral.

***	Represents an investment of securities lending cash collateral.

*****	Security has been segregated to cover collateral requirements on open synthetic futures contracts.

¤	Illiquid security. The total market value of the securities at period end is $3,076,349 which represents 0.3% of net assets. The aggregate tax cost of these securities held at December 31, 2017 was $2,693,258.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $9,034,958 which represents 0.8% of net assets.

See accompanying Notes to the Schedule of Investments.	109

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
BRL	62,267,000	USD	18,792,289	03/21/18	Citibank N.A. London	$(175,816)
CLP	11,646,526,000	USD	18,065,940	03/21/18	Citibank N.A. London	859,330
CNH	131,476,000	USD	19,680,401	03/21/18	Citibank N.A. London	422,655
COP	5,600,000,000	USD	1,861,906	03/21/18	Citibank N.A. London	2,144
CZK	510,310,000	USD	23,898,727	03/21/18	Citibank N.A. London	184,131
HKD	419,163,000	USD	53,748,934	03/21/18	Citibank N.A. London	(47,386)
HUF	4,900,122,000	USD	18,686,593	03/21/18	Citibank N.A. London	354,784
IDR	2,157,147,000	USD	158,022	03/21/18	Citibank N.A. London	(140)
INR	153,205,000	USD	2,371,647	03/21/18	Citibank N.A. London	6,065
KRW	13,780,000,000	USD	12,584,951	03/21/18	Citibank N.A. London	303,502
MXN	517,209,000	USD	27,174,028	03/21/18	Citibank N.A. London	(1,103,785)
PEN	700,000	USD	215,169	03/21/18	Citibank N.A. London	211
PHP	295,909,000	USD	5,800,965	03/21/18	Citibank N.A. London	106,084
PLN	83,118,000	USD	23,383,792	03/21/18	Citibank N.A. London	543,946
RUB	496,809,000	USD	8,250,530	03/21/18	Citibank N.A. London	294,807
SGD	18,280,000	USD	13,535,985	03/21/18	Citibank N.A. London	158,753
THB	18,843,000	USD	577,811	03/21/18	Citibank N.A. London	1,413
TRY	123,149,000	USD	30,370,618	03/21/18	Citibank N.A. London	1,362,737
TWD	725,669,000	USD	24,392,634	03/21/18	Citibank N.A. London	103,962
ZAR	168,253,000	USD	12,099,223	03/22/18	Citibank N.A. London	1,334,900
USD	45,468,683	BRL	149,205,000	03/21/18	Citibank N.A. London	859,645
USD	18,186,259	CLP	11,580,000,000	03/21/18	Citibank N.A. London	(630,909)
USD	38,512,862	CNH	256,818,000	03/21/18	Citibank N.A. London	(755,343)
USD	6,654,023	COP	20,213,000,000	03/21/18	Citibank N.A. London	(74,199)
USD	13,855,850	CZK	298,000,000	03/21/18	Citibank N.A. London	(207,546)
USD	25,273,146	HKD	197,011,000	03/21/18	Citibank N.A. London	32,855
USD	7,983,019	HUF	2,100,000,000	03/21/18	Citibank N.A. London	(177,367)
USD	14,555,034	IDR	198,923,798,775	03/21/18	Citibank N.A. London	(4,253)
USD	8,960,085	ILS	31,280,000	03/21/18	Citibank N.A. London	(78,902)
USD	6,436,578	INR	423,736,000	03/21/18	Citibank N.A. London	(139,723)
USD	35,978,942	KRW	39,146,513,000	03/21/18	Citibank N.A. London	(634,844)
USD	7,580,676	MXN	147,500,000	03/21/18	Citibank N.A. London	145,847
USD	368,588	PEN	1,200,000	03/21/18	Citibank N.A. London	(635)
USD	48,742	PLN	172,000	03/21/18	Citibank N.A. London	(773)
USD	3,339,795	RUB	202,000,000	03/21/18	Citibank N.A. London	(134,695)
USD	17,451,898	SGD	23,536,000	03/21/18	Citibank N.A. London	(180,451)
USD	844,436	THB	27,529,000	03/21/18	Citibank N.A. London	(1,791)
USD	19,027,972	TRY	76,505,000	03/21/18	Citibank N.A. London	(686,037)
USD	11,222,993	TWD	334,185,000	03/21/18	Citibank N.A. London	(58,176)
USD	5,860,539	ZAR	79,900,000	03/22/18	Citibank N.A. London	(519,059)

						$1,465,941

Currency Abbreviations

BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi

110	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Currency Abbreviations — continued

COP	— Colombian Peso
CZK	— Czech Koruna
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
13	Mexico Bolsa Index	Mar 2018	$332,636	$10,150
996	MSCI Emerging Markets E-mini Index	Mar 2018	57,952,260	2,360,781
37	MSCI Singapore Index	Jan 2018	1,074,506	4,394
55	MSCI Taiwan Index	Jan 2018	2,161,500	21,631

				$2,396,956

Sales
31	FTSE Bursa Malaysia KLCI Index	Jan 2018	$683,654	$(10,961)
353	FTSE/JSE Top 40 Index	Mar 2018	15,161,892	(310,145)
485	SET50 Index	Mar 2018	3,366,278	11,051
462	SGX Nifty 50 Index	Jan 2018	9,756,054	(12,014)

				$(322,069)

See accompanying Notes to the Schedule of Investments.	111

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Synthetic Futures

Number of Contracts Long (Short)	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
(54,406)	BIST 30 Futures	03/21/2018	Goldman Sachs International	$4,264,695	$(246,936)
16,300	Hang Seng China Enterprises Index	01/26/2018	Goldman Sachs International	6,943,511	115,139
38,200	Ibovespa Futures Index	01/17/2018	Goldman Sachs International	13,350,238	209,693
231	KOSPI 200 Index	03/21/2018	Goldman Sachs International	993,466	4,079
(3,820)	MSCI Brazil Net Return Index	03/16/2018	Goldman Sachs International	2,563,480	(54,863)
7,700	MSCI China Net Return Index	01/30/2018	Goldman Sachs International	2,979,926	46,174
61,250,000	MSCI Singapore Net Return SGD Index	03/8/2018	Goldman Sachs International	18,090,418	228,157
(18,900)	MSCI South Africa Net Return Index	02/28/2018	Goldman Sachs International	699,662	(19,808)
11,224	MSCI Taiwan Stock Index	03/21/2018	Goldman Sachs International	841,762	27,108
(505)	Taiwan Stock Index	02/14/2018	Goldman Sachs International	11,299,004	(458,636)
18,650	Tel Aviv 35 Index	01/30/2018	Goldman Sachs International	27,789,559	200,121
(1,355)	WIG20 Futures Index	03/21/2018	Goldman Sachs International	330,859	(17,263)

					$32,965

112	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	13.5
Internet	9.1
Semiconductors	8.6
Diversified Financial Services	4.7
Oil & Gas	4.0
Telecommunications	3.4
Retail	3.1
Insurance	3.0
Computers	2.9
Electronics	2.8
Real Estate	2.6
Auto Manufacturers	2.4
Chemicals	2.4
Commercial Services	2.2
Mining	1.8
Engineering & Construction	1.7
Pharmaceuticals	1.6
Holding Companies — Diversified	1.5
Food	1.4
Coal	1.3
Iron & Steel	1.3
Software	1.3
Leisure Time	1.2
Media	1.2
Electric	1.0
Auto Parts & Equipment	0.9
Building Materials	0.8
Beverages	0.7
Environmental Control	0.7
Forest Products & Paper	0.7
Gas	0.6
Household Products & Wares	0.6
Home Furnishings	0.5
Miscellaneous — Manufacturing	0.5
Agriculture	0.4
Airlines	0.4
Electrical Components & Equipment	0.4
Lodging	0.4
Food Service	0.3
Health Care — Products	0.3
Machinery — Construction & Mining	0.3
Packaging & Containers	0.3
Aerospace & Defense	0.2
Apparel	0.2
Entertainment	0.2
Health Care — Services	0.2
Home Builders	0.2
Metal Fabricate & Hardware	0.2
REITS	0.2
Water	0.2
Advertising	0.1

See accompanying Notes to the Schedule of Investments.	113

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Biotechnology	0.1
Distribution & Wholesale	0.1
Energy-Alternate Sources	0.1
Machinery — Diversified	0.1
Transportation	0.1
Cosmetics & Personal Care	0.0
Oil & Gas Services	0.0
Short-Term Investments and Other Assets and Liabilities (net)	9.0

100.0%

114	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.9%

	Australia — 1.1%

132,632	AGL Energy, Ltd.	2,527,061
93,277	BHP Billiton, Ltd.	2,157,327
38,204	Costa Group Holdings, Ltd.	197,216
13,695	Elders, Ltd.	87,513
47,315	Rio Tinto, Ltd.‡	2,805,534
61,199	South32, Ltd.	167,055
63,852	Wesfarmers, Ltd.	2,218,417
7,783	Woolworths Group, Ltd.	166,188

	Total Australia	10,326,311

	Austria — 0.6%

2,520	Erste Group Bank AG*	109,254
11,138	EVN AG	223,354
13,940	Flughafen Wien AG	563,273
23,720	Raiffeisen Bank International AG*	860,186
65,586	Telekom Austria AG*	608,703
12,493	Verbund AG	302,207
58,329	Voestalpine AG	3,491,217

	Total Austria	6,158,194

	Bahamas — 0.0%

145	United International Enterprises	30,378

	Belgium — 0.4%

7,033	Bekaert SA	307,786
24,534	Colruyt SA	1,277,404
20,178	Elia System Operator SA	1,160,605
13,229	UCB SA	1,051,295

	Total Belgium	3,797,090

	Bermuda — 1.2%

17,334	Arch Capital Group, Ltd.*	1,573,407
10,420	Axis Capital Holdings, Ltd.	523,709
21,946	Bunge, Ltd.	1,472,138
638,000	China Oriental Group Co., Ltd.‡	475,809
175,500	CK Infrastructure Holdings, Ltd.	1,507,531
21,000	Clear Media, Ltd.	20,873
6,614	Everest Re Group, Ltd.	1,463,414
35,729	Genpact, Ltd.	1,134,038
51,500	GL, Ltd.	32,371
29,000	Guoco Group, Ltd.	372,456
300,000	Regal Hotels International Holdings, Ltd.	236,015
9,073	RenaissanceRe Holdings, Ltd.	1,139,478
29,500	Soundwill Holdings, Ltd.	61,586
58,000	Transport International Holdings, Ltd.	186,599
18,094	Validus Holdings, Ltd.	848,971
873	White Mountains Insurance Group, Ltd.	743,167

See accompanying Notes to the Schedule of Investments.	115

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Bermuda — continued

3,000	Wing On Co. International, Ltd.	10,630
32,000	Wing Tai Properties, Ltd.	22,187

	Total Bermuda	11,824,379

	Canada — 3.3%

58,112	Atco, Ltd. Class I	2,087,106
34,000	Bank of Montreal	2,729,606
8,700	Bank of Nova Scotia (The)	563,266
54,784	BCE, Inc.	2,630,180
28,789	Canadian Imperial Bank of Commerce‡	2,815,599
400	Canadian Real Estate Investment Trust REIT	14,781
17,500	Canadian Tire Corp., Ltd. Class A	2,289,198
1,619	Canadian Utilities, Ltd. Class A	48,339
6,400	Cogeco, Inc.	462,320
100	E-L Financial Corp., Ltd.	65,031
28,188	George Weston, Ltd.	2,455,806
608	Granite Real Estate Investment Trust REIT	23,761
4,700	Great-West Lifeco, Inc.	131,665
45,100	Loblaw Cos., Ltd.‡	2,455,582
48,900	Maple Leaf Foods, Inc.	1,397,979
15,300	Power Financial Corp.	421,774
11,300	Pure Industrial Real Estate Trust REIT	61,057
52,300	Rogers Communications, Inc. Class B	2,673,543
33,600	Royal Bank of Canada	2,752,736
110,892	Shaw Communications, Inc. Class B‡	2,539,201
20,300	Sienna Senior Living, Inc.	295,196
47,200	Toronto-Dominion Bank (The)	2,774,476

	Total Canada	31,688,202

	Denmark — 0.4%

21,188	Carlsberg AS Class B	2,545,813
7,982	GN Store Nord AS	258,111
17,346	H Lundbeck AS	881,232
1,102	Matas AS	13,952
601	Schouw & Co. AB	56,364

	Total Denmark	3,755,472

	Finland — 0.4%

58,106	Fortum OYJ	1,151,266
9,804	Kesko OYJ Class B	532,712
43,867	Orion OYJ Class B	1,637,155
20,112	Raisio OYJ Class V	92,738

	Total Finland	3,413,871

	France — 2.4%

8,111	Aeroports de Paris	1,543,741
32,586	BNP Paribas SA	2,435,797
5,215	Caisse Regionale de Credit Agricole Mutuel Nord de France	136,641
139,645	Credit Agricole SA	2,314,063

116	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	France — continued

777	Dassault Aviation SA	1,210,969
2,062	Fonciere Des Regions REIT	233,937
2,969	Groupe Guillin	122,642
4,638	Ipsen SA	554,536
15,922	Lagardere SCA	511,055
552	Manutan International	59,357
43,768	Metropole Television SA	1,131,807
34,663	Rallye SA	617,274
101,786	Sanofi	8,781,841
304	Savencia SA	29,466
557	Societe Fonciere Lyonnaise SA REIT	36,526
106,987	Veolia Environnement SA	2,733,200
1,091	Vetoquinol SA	79,299
3,493	Vilmorin & Cie SA	370,533

	Total France	22,902,684

	Germany — 1.7%

43,530	Aareal Bank AG	1,972,178
15,737	Aurubis AG	1,466,029
1,022	Beiersdorf AG	120,145
13,233	CECONOMY AG	200,296
4,634	CTS Eventim AG & Co. KGaA	216,042
53,046	Deutsche Post AG	2,531,981
3,688	Fielmann AG	325,587
4,176	Hornbach Baumarkt AG	155,125
3,385	Hornbach Holding AG & Co. KGaA	300,870
1,055	KWS Saat SE	423,126
42,913	Mckesson Europe AG	1,359,875
19,845	Merck KGaA	2,138,732
13,233	METRO AG*	264,572
48,737	Rhoen-Klinikum AG	1,748,679
48,544	Salzgitter AG	2,774,391
5,718	Suedzucker AG	124,140
11,163	Wuestenrot & Wuerttembergische AG	313,130

	Total Germany	16,434,898

	Hong Kong — 0.9%

264,500	CLP Holdings, Ltd.	2,705,125
767,000	HKT Trust & HKT, Ltd.	977,232
1,056,790	Hong Kong & China Gas Co., Ltd.	2,071,050
11,200	Hong Kong Aircraft Engineering Co., Ltd.	71,708
16,000	Hong Kong Ferry Holdings Co., Ltd.	18,011
32,000	Hopewell Holdings, Ltd.	117,688
28,000	Kowloon Development Co., Ltd.	29,657
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	108,617
38,000	Liu Chong Hing Investment, Ltd.	65,624
27,000	Miramar Hotel & Investment	54,157
263,500	Power Assets Holdings, Ltd.	2,222,996
436,000	Regal Real Estate Investment Trust REIT	133,299

See accompanying Notes to the Schedule of Investments.	117

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

545,000	Sunlight Real Estate Investment Trust REIT	373,684

	Total Hong Kong	8,948,848

	Ireland — 0.6%

14,737	Accenture Plc Class A	2,256,087
66,753	Hibernia Plc REIT	122,159
83,701	Irish Residential Properties Plc REIT	150,762
2,045	Kerry Group Plc Class A	229,602
29,406	Medtronic Plc	2,374,535
34,685	Total Produce Plc	106,624

	Total Ireland	5,239,769

	Israel — 0.7%

92,566	Amot Investments, Ltd.	555,932
266,154	Bank Hapoalim BM	1,961,857
31,897	Bank Leumi Le-Israel BM	192,669
6,363	Check Point Software Technologies, Ltd.*	659,334
1,104	FIBI Holdings, Ltd.	27,644
212,585	Israel Discount Bank, Ltd. Class A*	619,082
956,699	Isramco Negev 2, LP	129,245
1,184	Paz Oil Co., Ltd.	205,311
5,724	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	304,365
83,832	Shufersal, Ltd.	557,809
58,852	Strauss Group, Ltd.	1,264,632
2,805	Taro Pharmaceutical Industries, Ltd.* ‡	293,712

	Total Israel	6,771,592

	Italy — 0.3%

150,911	Banca Mediolanum SpA	1,307,459
479,486	Parmalat SpA‡	1,784,877

	Total Italy	3,092,336

	Japan — 5.0%

63,500	Aeon Co., Ltd.	1,072,426
7,100	Aeon Hokkaido Corp.	49,350
44,900	Alfresa Holdings Corp.	1,055,040
33,400	Alpen Co., Ltd.	720,183
15,000	Asahi Holdings, Inc.	281,891
173,000	Astellas Pharma, Inc.	2,206,844
1,900	AT-Group Co., Ltd.	46,130
22,300	Canon, Inc.	831,425
108,700	Daiichi Sanyko Co., Ltd.	2,834,016
16,800	DyDo Group Holdings, Inc.	887,350
93,700	EDION Corp.‡	1,091,295
2,600	Hoya Corp.	129,896
159	Invesco Office J-Reit, Inc. REIT	154,554
91,100	Japan Post Bank Co., Ltd.	1,186,362
161,200	Japan Post Holdings Co., Ltd.	1,848,827

118	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

67,200	Japan Tobacco, Inc.	2,166,029
1,900	Joshin Denki Co., Ltd.	67,634
1,200	Kadoya Sesame Mills, Inc.	69,561
17,700	Kato Sangyo Co., Ltd.	648,921
600	KFC Holdings Japan, Ltd.	10,690
5,600	Kisoji Co., Ltd.	138,297
14,100	Komeri Co., Ltd.	408,043
57,200	KYORIN Holdings, Inc.	1,072,405
50,800	McDonald’s Holdings Co., Japan Ltd.‡	2,234,478
91,500	Medipal Holdings Corp.	1,792,636
6,600	Mitsubishi Shokuhin Co., Ltd.	193,635
117,600	Mitsubishi Tanabe Pharma Corp.	2,434,471
26,400	Mitsubishi UFJ Lease & Finance Co., Ltd.	157,252
11,200	Mitsui Sugar Co., Ltd.	473,253
15,000	Mochida Pharmaceutical Co., Ltd.	1,149,134
9,300	MOS Food Services, Inc.	283,995
20,400	Nippon Flour Mills Co., Ltd.	312,927
124,100	Nippon Light Metal Holdings Co., Ltd.	353,627
33	NIPPON REIT Investment Corp. REIT‡	94,767
37,900	Nippon Telegraph & Telephone Corp.	1,783,470
58,200	Nisshin Oillio Group, Ltd. (The)	1,764,341
105,300	NTT DoCoMo, Inc.	2,487,380
10,500	Ohsho Food Service Corp.	502,397
10,500	Okinawa Cellular Telephone Co.	382,623
31,960	Okinawa Electric Power Co., Inc. (The)	832,974
7,900	Parco Co., Ltd.	108,980
36,900	Seven & i Holdings Co., Ltd.	1,533,979
10,800	Shimachu Co., Ltd.	311,105
13,000	Showa Sangyo Co., Ltd.	338,589
5,600	ST Corp.	134,271
10,700	Suzuken Co., Ltd.	440,253
3,800	Taisho Pharmaceutical Holdings Co., Ltd.	303,595
46,400	Takeda Pharmaceutical Co., Ltd.	2,636,542
12,000	Toho Holdings Co., Ltd.	271,425
10,000	Toyo Ink SC Holdings Co., Ltd.	59,210
58,700	Tsumura & Co.	1,951,456
43,000	Vital KSK Holdings, Inc.	393,928
9,000	Xebio Holdings Co., Ltd.	171,372
137,200	Yamada Denki Co., Ltd.‡	756,336
19,800	Yodogawa Steel Works, Ltd.	613,422
66,800	Yoshinoya Holdings Co., Ltd.	1,134,384
3,700	ZERIA Pharmaceutical Co., Ltd.	70,814

	Total Japan	47,440,190

	Liberia — 0.1%

8,298	Royal Caribbean Cruises, Ltd.	989,785

	Luxembourg — 0.4%

52,664	Aperam SA	2,714,532

See accompanying Notes to the Schedule of Investments.	119

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Luxembourg — continued

88,650	Atento SA	899,797

	Total Luxembourg	3,614,329

	Netherlands — 0.6%

33,857	ForFarmers NV	424,443
16,285	Heineken Holding NV	1,613,094
13,352	LyondellBasell Industries NV Class A	1,472,993
461	PPHE Hotel Group, Ltd.	6,860
85,261	QIAGEN NV*	2,637,123

	Total Netherlands	6,154,513

	New Zealand — 0.6%

253,622	Argosy Property, Ltd.	195,708
320,956	Contact Energy, Ltd.	1,269,148
38,340	Ebos Group, Ltd.	505,811
27,310	Fisher & Paykel Healthcare Corp., Ltd.	278,718
39,953	Fonterra Co-operative Group, Ltd.‡	182,137
23,487	Freightways, Ltd.	128,119
115,729	Genesis Energy, Ltd.	207,412
458,079	Infratil, Ltd.	1,081,609
197,290	Kiwi Property Group, Ltd. REIT	197,139
35,536	Mainfreight, Ltd.	641,687
233,707	Mercury NZ, Ltd.	560,136
27,880	Metlifecare, Ltd.	120,952
101,166	Spark New Zealand, Ltd.	261,176
50,278	Summerset Group Holdings, Ltd.	196,668
6,801	Trustpower, Ltd.	28,925
68,690	Vector, Ltd.	169,518
3,702	Warehouse Group, Ltd. (The)	5,476

	Total New Zealand	6,030,339

	Norway — 0.8%

1,431	Atea ASA*	20,207
73,054	Austevoll Seafood ASA	609,576
239,449	Norsk Hydro ASA	1,825,285
2,111	Olav Thon Eiendomsselskap ASA	42,069
205,697	Orkla ASA	2,189,162
128,866	Telenor ASA	2,771,312

	Total Norway	7,457,611

	Panama — 0.2%

23,709	Carnival Corp.	1,573,566

	Portugal — 0.0%

87,084	REN - Redes Energeticas Nacionais SGPS SA	259,230

	Singapore — 0.9%

122,100	AIMS AMP Capital Industrial REIT‡	124,256

120	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

308,200	Cache Logistics Trust REIT	197,180
9,200	Fortune Real Estate Investment Trust REIT	11,310
33,600	Fraser and Neave, Ltd.	64,867
28,500	Hong Leong Finance, Ltd.	58,220
667,200	Keppel Infrastructure Trust	287,070
151,300	Olam International, Ltd.‡	229,826
518,400	OUE, Ltd.	725,387
1,182,500	Sheng Siong Group, Ltd.	818,477
113,200	SIA Engineering Co., Ltd.	265,127
205,400	Singapore Airlines, Ltd.	1,639,942
792,900	Singapore Telecommunications, Ltd.	2,118,118
699,700	SPH REIT	549,749
462,900	StarHub, Ltd.	987,178
33,000	United Industrial Corp., Ltd.	81,734
78,900	Wilmar International, Ltd.	182,431

	Total Singapore	8,340,872

	Spain — 0.2%

68,862	Ebro Foods SA	1,614,099

	Sweden — 1.1%

77,590	Axfood AB	1,498,257
41,137	Clas Ohlson AB Class B	565,241
85,380	Essity AB Class B*	2,429,745
10,530	Granges AB	108,355
27,521	Hufvudstaden AB Class A	441,681
64,985	ICA Gruppen AB	2,364,462
528	Mekonomen AB‡	9,625
64,075	Svenska Cellulosa AB SCA Class B	661,684
70,093	Swedish Match AB	2,766,908

	Total Sweden	10,845,958

	Switzerland — 5.5%

102,527	ABB, Ltd.	2,748,081
2,786	Adecco Group AG	213,131
9,262	Allreal Holding AG*	1,566,319
449	Alpiq Holding AG*	29,050
1,081	Baloise Holding AG	168,279
1,093	Banque Cantonale de Geneve	183,830
847	Barry Callebaut AG*	1,767,010
680	Bell Food Group AG	299,702
106	Berner Kantonalbank AG	19,188
17,306	BKW AG	1,029,125
686	Chubb, Ltd.	100,245
165	Cie Financiere Tradition SA	16,144
2,700	Coca-Cola HBC AG*	88,389
549	Conzzeta AG	572,380
249	dormakaba Holding AG*	231,880
2,813	Dufry AG*	418,270

See accompanying Notes to the Schedule of Investments.	121

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

2,042	EMS-Chemie Holding AG	1,363,079
9,519	Flughafen Zurich AG	2,177,306
165	Georg Fischer AG	218,081
1,409	Intershop Holding AG	704,139
11,153	Julius Baer Group, Ltd.*	682,113
4,905	Kuehne + Nagel International AG	868,253
98	Luzerner Kantonalbank AG	46,788
17	Metall Zug AG Class B	64,476
175,718	Nestle SA	15,110,486
172,581	Novartis AG	14,592,791
8,818	Roche Holding AG	2,230,515
218	SGS SA	568,433
1,386	Siegfried Holding AG*	460,815
38	St Galler Kantonalbank AG	18,873
2,518	Swiss Life Holding AG*	891,442
207	Swisscom AG	110,138
1,597	Swissquote Group Holding SA	62,520
308	Tamedia AG	43,616
3,692	Valora Holding AG	1,231,298
10,314	Vifor Pharma AG	1,321,928

	Total Switzerland	52,218,113

	United Kingdom — 5.6%

12,603	Aon Plc	1,688,802
14,959	Atrium European Real Estate, Ltd.*	74,545
132,896	Aviva Plc	910,561
232,135	BCA Marketplace Plc	641,230
234,754	Britvic Plc	2,588,142
937	Carnival Plc	62,007
154,268	Central Asia Metals Plc	638,579
279,712	Centrica Plc	519,516
55,603	Coca-Cola European Partners Plc	2,215,780
36,248	Compass Group Plc	784,552
13,182	Cranswick Plc	595,052
80,201	Diageo Plc	2,956,404
13,004	EI Group Plc*	24,848
2,065	EMIS Group Plc	28,242
27,619	Ferroglobe Plc	447,428
106,710	GlaxoSmithKline Plc	1,909,054
11,731	Greggs Plc	222,009
152,398	Halfords Group Plc	721,135
18,479	Hansteen Holdings Plc REIT	35,746
9,524	Headlam Group Plc	75,369
31,709	Imperial Brands Plc	1,358,035
47,139	Inchcape Plc	498,979
59,871	International Game Technology Plc	1,587,180
148,232	JD Sports Fashion Plc	674,151
16,429	John Menzies Plc	151,237
538,363	Kingfisher Plc	2,459,369

122	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

114,887	Legal & General Group Plc	424,745
6,012,418	Lloyds Banking Group Plc	5,535,522
57,322	National Express Group Plc	295,359
11,691	QinetiQ Group Plc	36,548
678,228	Rentokil Initial Plc	2,917,563
7,005	Secure Income Plc REIT‡	34,185
106,740	Smith & Nephew Plc	1,859,776
40,724	Softcat Plc	286,465
97,447	SSE Plc	1,740,043
18,333	SSP Group Plc	169,384
27,345	TBC Bank Group Plc	647,341
3,382,089	Tesco Plc	9,573,439
593,804	Tritax Big Box Plc REIT	1,196,066
712,941	Vodafone Group Plc	2,266,412
90,275	WH Smith Plc	2,866,144

	Total United Kingdom	53,716,944

	United States — 54.9%

11,979	3M Co.	2,819,497
13,975	Adobe Systems, Inc.*	2,448,979
1,900	Affiliated Managers Group, Inc.	389,975
53,283	AGNC Investment Corp. REIT	1,075,784
1,185	Alleghany Corp.*	706,367
18,905	Allstate Corp. (The)	1,979,543
6,064	Alphabet, Inc. Class A*	6,387,818
20,205	Alphabet, Inc. Class C*	21,142,512
43,487	Altria Group, Inc.	3,105,407
25,271	Amdocs, Ltd.	1,654,745
25,478	Ameren Corp.	1,502,947
21,713	American Electric Power Co., Inc.	1,597,425
4,757	American Express Co.	472,418
13,602	American Financial Group, Inc.	1,476,361
126,844	Annaly Capital Management, Inc. REIT	1,508,175
9,546	ANSYS, Inc.*	1,408,894
7,113	Anthem, Inc.	1,600,496
41,892	Apple Hospitality, Inc. REIT	821,502
162,319	Apple, Inc.	27,469,244
1,331	Applied Materials, Inc.	68,041
37,311	Aramark	1,594,672
7,175	Archer-Daniels-Midland Co.	287,574
23,584	Arthur J. Gallagher & Co.	1,492,396
49,188	AT&T, Inc.	1,912,429
10,731	Atmos Energy Corp.	921,686
4,200	AvalonBay Communities, Inc. REIT	749,322
16,784	Bank of New York Mellon Corp. (The)	903,986
28,839	Baxter International, Inc.	1,864,153
11,681	Becton Dickinson and Co.	2,500,366
16,672	Berkshire Hathaway, Inc. Class B*	3,304,724
60,154	BGC Partners, Inc. Class A	908,927

See accompanying Notes to the Schedule of Investments.	123

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	United States — continued

300	BlackRock, Inc.	154,113
11,380	Boeing Co. (The)	3,356,076
7,812	Bright Horizons Family Solutions, Inc.*	734,328
11,155	Bristol-Myers Squibb Co.	683,578
19,280	Broadridge Financial Solutions, Inc.	1,746,382
22,274	Brown & Brown, Inc.	1,146,220
48,278	CA, Inc.	1,606,692
15,760	Cabot Corp.	970,658
31,035	Cadence Design Systems, Inc.*	1,297,884
16,784	Campbell Soup Co.‡	807,478
1,397	Cardinal Health, Inc.	85,594
11,418	Carlisle Cos., Inc.	1,297,656
21,463	CDK Global, Inc.	1,529,883
54,898	CenterPoint Energy, Inc.	1,556,907
32,694	Chimera Investment Corp. REIT	604,185
10,370	Cigna Corp.	2,106,043
10,669	Clorox Co. (The)	1,586,907
31,383	CMS Energy Corp.	1,484,416
14,492	Cognizant Technology Solutions Corp. Class A	1,029,222
6,738	Columbia Property Trust, Inc. REIT	154,637
22,960	Comcast Corp. Class A	919,548
412	Commerce Bancshares, Inc.	23,006
36,437	Conagra Brands, Inc.	1,372,582
14,849	Consolidated Edison, Inc.	1,261,423
4,056	Constellation Brands, Inc. Class A	927,080
6,963	Cooper Cos., Inc. (The)	1,517,098
36,476	Copart, Inc.*	1,575,398
10,045	CoreLogic, Inc.*	464,179
65,973	Costco Wholesale Corp.	12,278,895
15,963	Crane Co.	1,424,219
104,508	Crown Castle International Corp. REIT	11,601,433
23,922	Danaher Corp.	2,220,440
20,715	Darden Restaurants, Inc.	1,989,054
2,808	DCT Industrial Trust, Inc. REIT	165,054
62	Digital Realty Trust, Inc. REIT	7,062
437	Domino’s Pizza, Inc.‡	82,576
13,913	Dr Pepper Snapple Group, Inc.‡	1,350,396
13,477	DTE Energy Co.	1,475,192
7,113	DXC Technology Co.	675,024
369,170	eBay, Inc.*	13,932,476
19,868	Edison International	1,256,452
11,418	Electronic Arts, Inc.*	1,199,575
28,067	Eli Lilly & Co.	2,370,539
8,545	Entergy Corp.	695,478
13,766	Equity LifeStyle Properties, Inc. REIT	1,225,449
2,558	Erie Indemnity Co. Class A	311,667
4,867	Essex Property Trust, Inc. REIT	1,174,748
45,062	Exelon Corp.	1,775,893
24,900	Exxon Mobil Corp.	2,082,636
2,558	F5 Networks, Inc.*	335,661

124	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	United States — continued

136,034	Facebook, Inc. Class A*	24,004,560
4,305	FedEx Corp.	1,074,270
5,721	Fidelity National Information Services, Inc.	538,289
24,983	First American Financial Corp.	1,400,047
47,718	FirstEnergy Corp.	1,461,125
3,619	Fiserv, Inc.*	474,559
20,200	Fortinet, Inc.*	882,538
2,900	Gaming and Leisure Properties, Inc. REIT	107,300
8,298	General Dynamics Corp.	1,688,228
10,669	General Mills, Inc.	632,565
10,046	Hanover Insurance Group, Inc. (The)	1,085,772
8,298	Hawaiian Electric Industries, Inc.	299,973
159,882	HCA Healthcare, Inc.*	14,044,035
23	Henry Schein, Inc.*	1,607
14,426	Hershey Co. (The)	1,637,495
5,116	Highwoods Properties, Inc. REIT	260,456
15,886	Hill-Rom Holdings, Inc.	1,339,031
6,364	Home Depot, Inc. (The)	1,206,169
18,343	Honeywell International, Inc.	2,813,082
32,263	Hospitality Properties Trust REIT	963,051
4,243	Humana, Inc.	1,052,561
7,026	Huntington Ingalls Industries, Inc.	1,656,028
1,809	IAC/InterActiveCorp*	221,205
12,803	Ingredion, Inc.	1,789,859
44,720	Intel Corp.	2,064,275
1,310	Intercontinental Exchange, Inc.	92,434
17,784	International Business Machines Corp.	2,728,421
14,238	Intuit, Inc.	2,246,472
1,600	Intuitive Surgical, Inc.*	583,904
4,742	Jack Henry & Associates, Inc.	554,624
5,179	JM Smucker Co. (The)	643,439
28,190	Johnson & Johnson	3,938,707
500	Jones Lang Lasalle, Inc.	74,465
8,900	KAR Auction Services, Inc.	449,539
14,038	Kellogg Co.‡	954,303
1,248	Kimberly-Clark Corp.	150,584
3,681	KLA-Tencor Corp.	386,763
204,994	Kraft Heinz Co. (The)	15,940,333
10,108	Landstar System, Inc.	1,052,243
3,400	Lear Corp.	600,644
19,628	Liberty Property Trust REIT	844,200
7,275	Lockheed Martin Corp.	2,335,639
246,898	Lowe’s Cos., Inc.	22,946,700
10,232	M&T Bank Corp.	1,749,570
14,288	Macquarie Infrastructure Corp.	917,290
5,891	ManpowerGroup, Inc.	742,914
98,625	Mastercard, Inc. Class A	14,927,880
19,778	Maxim Integrated Products, Inc.	1,033,994
2,059	McCormick & Co., Inc.	209,833
89,197	McDonald’s Corp.	15,352,588

See accompanying Notes to the Schedule of Investments.	125

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	United States — continued

45,234	Merck & Co., Inc.	2,545,317
5,740	Mercury General Corp.	306,746
873	Mettler-Toledo International, Inc.*	540,841
123,662	MFA Financial, Inc. REIT	979,403
225,465	Microsoft Corp.	19,286,276
1,225	Mid-America Apartment Communities, Inc. REIT	123,186
4,492	Morningstar, Inc.	435,589
19,031	Motorola Solutions, Inc.	1,719,261
8,485	Nasdaq, Inc.	651,903
1,497	NewMarket Corp.	594,893
8,051	Newmont Mining Corp.	302,074
10,170	NextEra Energy, Inc.	1,588,452
4,180	Northern Trust Corp.	417,540
5,990	Northrop Grumman Corp.	1,838,391
17,907	Omnicom Group, Inc.	1,304,167
307,285	Oracle Corp.	14,528,435
12,354	Orbital ATK, Inc.	1,624,551
23,248	PepsiCo, Inc.	2,787,900
65,234	Pfizer, Inc.	2,362,775
24,707	PG&E Corp.	1,107,615
32,459	Philip Morris International, Inc.	3,429,293
32,444	Piedmont Office Realty Trust, Inc. REIT Class A	636,227
3,170	Pilgrim’s Pride Corp.* ‡	98,460
21,900	Pinnacle Foods, Inc.	1,302,393
2,737	PPG Industries, Inc.	319,736
16,409	Premier, Inc. Class A*	478,979
125	Priceline Group, Inc. (The)*	217,218
24,620	Principal Financial Group, Inc.	1,737,187
26,080	Procter & Gamble Co. (The)	2,396,230
28,783	Progressive Corp. (The)	1,621,059
25,366	Prologis, Inc. REIT	1,636,361
5,428	Public Service Enterprise Group, Inc.	279,542
10,981	Raytheon Co.	2,062,781
300	Red Hat, Inc.*	36,030
10,420	Reinsurance Group of America, Inc.	1,624,791
27,404	Republic Services, Inc.	1,852,784
31	Seaboard Corp.	136,710
42,988	Senior Housing Properties Trust REIT	823,220
17,785	Spirit AeroSystems Holdings, Inc. Class A	1,551,741
2,800	Spirit Realty Capital, Inc. REIT	24,024
331,024	Starbucks Corp.	19,010,708
8,985	Stericycle, Inc.*	610,890
12,853	Stryker Corp.	1,990,159
12,496	Sun Communities, Inc. REIT	1,159,379
23,272	Synopsys, Inc.*	1,983,705
32,444	Synovus Financial Corp.	1,555,365
30,647	Sysco Corp.	1,861,192
2,121	T-Mobile US, Inc.*	134,705
1,123	Teleflex, Inc.	279,425
14,225	Telephone & Data Systems, Inc.	395,455

126	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Shares	Description	Value ($)

	United States — continued

24,333	Texas Instruments, Inc.	2,541,339
9,047	Thermo Fisher Scientific, Inc.	1,717,844
7,542	Torchmark Corp.	684,135
18,593	Total System Services, Inc.	1,470,520
6,863	Travelers Cos., Inc. (The)	930,897
6,016	Tupperware Brands Corp.	377,203
20,279	Tyson Foods, Inc. Class A	1,644,019
35,564	UDR, Inc. REIT	1,369,925
23,187	UGI Corp.	1,088,630
1,747	Union Pacific Corp.	234,273
13,602	UnitedHealth Group, Inc.	2,998,697
31,259	US Bancorp	1,674,857
4,243	Varian Medical Systems, Inc.*	471,609
16,784	Vectren Corp.	1,091,296
24,978	Ventas, Inc. REIT	1,498,930
7,612	Verizon Communications, Inc.	402,903
160,874	Visa, Inc. Class A‡	18,342,853
30,136	Wal-Mart Stores, Inc.	2,975,930
23,685	Waste Management, Inc.	2,044,015
1,685	Waters Corp.*	325,525
240,941	Wells Fargo & Co.	14,617,890
16,400	WP Carey, Inc. REIT	1,129,960
2,059	Xcel Energy, Inc.	99,058
27,265	Yum China Holdings, Inc.	1,091,145
172,154	Yum! Brands, Inc.	14,049,488
7,667	Zimmer Biomet Holdings, Inc.	925,177

	Total United States	523,950,202

	TOTAL COMMON STOCKS (COST $717,111,180)	858,589,775

	INVESTMENT COMPANY — 0.0%

	United Kingdom — 0.0%

110,610	Renewables Infrastructure Group, Ltd. (The)	162,496

	TOTAL INVESTMENT COMPANY (COST $160,397)	162,496

	PREFERRED STOCKS — 0.3%

	Germany — 0.3%

16,222	Henkel AG & Co. KGaA, 1.41%	2,149,550

	Japan — 0.0%

80	Shinkin Central Bank, 2.75% Class A	166,179

	Sweden — 0.0%

2,443	Akelius Residential Property AB, 6.03%	98,764

	TOTAL PREFERRED STOCKS (COST $2,112,714)	2,414,493

See accompanying Notes to the Schedule of Investments.	127

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2017 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 10.0%

		Bank Deposit — 9.3%

88,515,175		State Street Bank & Trust Euro Time Deposit, 0.12%, due 01/02/18	88,515,175

		Mutual Fund - Securities Lending Collateral — 0.5%

4,279,935		State Street Institutional U.S. Government Money Market Fund, Premier Class**	4,279,935

		U.S. Government and Agency Obligations — 0.2%

2,150,000		United States Treasury Bill, 1.21%, due 04/05/18*** ‡‡	2,142,314

		TOTAL SHORT-TERM INVESTMENTS (COST $94,938,359)	94,937,424

		TOTAL INVESTMENTS — 100.2% (Cost $814,322,650)	956,104,188

		Other Assets and Liabilities (net) — (0.2)%	(1,496,992)

		NET ASSETS — 100.0%	$954,607,196

		Notes to Schedule of Investments:

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	**	Represents an investment of securities lending cash collateral.

	***	All or a portion of this security is held for open futures collateral.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

128	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
15	Canadian Dollar	Mar 2018	$1,198,500	$30,864
147	MSCI EAFE Index	Mar 2018	15,034,425	148,524
177	S&P 500 E-mini Index	Mar 2018	23,682,600	137,630
8	S&P/TSX 60 Index	Mar 2018	1,222,587	4,410

				$321,428

See accompanying Notes to the Schedule of Investments.	129

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Retail	12.5
Food	8.6
Internet	7.1
Pharmaceuticals	7.0
Banks	5.6
Software	5.0
Computers	4.0
Electric	4.0
Diversified Financial Services	3.7
Insurance	3.4
REITS	3.4
Telecommunications	2.8
Health Care — Services	2.5
Health Care — Products	2.2
Beverages	1.9
Aerospace & Defense	1.7
Agriculture	1.5
Commercial Services	1.5
Engineering & Construction	1.0
Iron & Steel	1.0
Chemicals	0.7
Gas	0.7
Miscellaneous — Manufacturing	0.7
Transportation	0.7
Electronics	0.6
Media	0.6
Mining	0.6
Real Estate	0.6
Semiconductors	0.6
Cosmetics & Personal Care	0.5
Environmental Control	0.5
Household Products & Wares	0.5
Metal Fabricate & Hardware	0.4
Leisure Time	0.3
Water	0.3
Airlines	0.2
Entertainment	0.2
Machinery — Diversified	0.2
Oil & Gas	0.2
Shipbuilding	0.2
Advertising	0.1
Auto Parts & Equipment	0.1
Distribution & Wholesale	0.1
Food Service	0.1
Forest Products & Paper	0.1
Biotechnology	0.0
Electrical Components & Equipment	0.0
Energy-Alternate Sources	0.0
Holding Companies — Diversified	0.0
Housewares	0.0
Investment Companies	0.0

130	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Lodging	0.0
Packaging & Containers	0.0
Short-Term Investments and Other Assets and Liabilities (net)	9.8

100.0%

See accompanying Notes to the Schedule of Investments.	131

Mercer Funds

Notes to Financial Statements

December 31, 2017 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as “diversified”.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2017, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type,

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts and State Street Institutional U.S. Government Money Market Fund, Premier Class whose value was determined using Level 1 inputs and short-term investment positions in a Euro Time Deposit and a United States Treasury Bill, as shown in the schedule of investments, whose value was determined using Level 2 inputs.

The following is a summary of the inputs used as of December 31, 2017 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$99,855,243	$0	*	$—	$99,855,243
Austria	25,008,809	—		—	25,008,809

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Belgium	$19,039,418	$—	$—		$19,039,418
Bermuda	5,736,513	—	—		5,736,513
Brazil	19,667,763	—	—		19,667,763
Canada	8,375,134	—	—		8,375,134
Cayman Islands	47,149,246	—	—		47,149,246
China	2,749,567	—	—		2,749,567
Denmark	54,572,396	—	—		54,572,396
Finland	20,926,621	—	—		20,926,621
France	166,319,451	—	—		166,319,451
Germany	185,902,880	—	—		185,902,880
Gibraltar	365,918	—	—		365,918
Hong Kong	29,332,227	—	—		29,332,227
Hungary	2,670,781	—	—		2,670,781
India	8,724,664	—	—		8,724,664
Indonesia	12,851,427	—	—		12,851,427
Ireland	20,050,366	—	—		20,050,366
Isle of Man	1,142,669	—	—		1,142,669
Israel	10,152,525	—	—		10,152,525
Italy	54,890,919	—	—		54,890,919
Japan	587,255,295	—	—		587,255,295
Luxembourg	13,253,183	—	—		13,253,183
Malaysia	2,823,119	—	—		2,823,119
Mexico	5,919,532	—	—		5,919,532
Netherlands	93,524,883	—	—		93,524,883
New Zealand	4,037,755	—	—		4,037,755
Norway	14,012,399	—	—		14,012,399
Philippines	751,366	—	—		751,366
Poland	1,469,467	—	—		1,469,467
Portugal	12,913,918	—	0	**	12,913,918
Russia	6,858,970	—	—		6,858,970
Singapore	4,603,788	—	—		4,603,788
South Korea	7,384,662	—	—		7,384,662
Spain	47,746,088	—	0	**	47,746,088
Sweden	46,128,871	—	—		46,128,871
Switzerland	187,779,553	—	—		187,779,553
Taiwan	25,592,431	—	—		25,592,431
Thailand	3,256,383	—	—		3,256,383
Turkey	1,232,978	—	—		1,232,978
United Kingdom	337,278,404	—	—		337,278,404
United States	54,063,929	—	—		54,063,929

Total Common Stocks	2,253,371,511	0	0		2,253,371,511

Investment Companies
United States	22,416,726	—	—		22,416,726

Total Investment Companies	22,416,726	—	—		22,416,726

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks
Brazil	$2,610,683	$—	$—	$2,610,683
Germany	15,500,364	—	—	15,500,364

Total Preferred Stocks	18,111,047	—	—	18,111,047

Rights
Spain	160,562	—	—	160,562

Total Rights	160,562	—	—	160,562

Short-Term Investments
Bank Deposits	—	124,956,347	—	124,956,347
Mutual Fund - Securities Lending Collateral	29,693,337	—	—	29,693,337
U.S. Government and Agency Obligations	—	3,288,204	—	3,288,204

Total Short-Term Investments	29,693,337	128,244,551	—	157,937,888

Futures Contracts†
Buys	1,253,600	—	—	1,253,600

Total Futures Contracts	1,253,600	—	—	1,253,600

Forward Foreign Currency Contracts†	—	852,974	—	852,974

Total Forward Foreign Currency Contracts	—	852,974	—	852,974

Total	$2,325,006,783	$129,097,525	$0	$2,454,104,308

*	Represents one or more Level 2 securities at $0 value as of December 31, 2017.
**	Represents one or more Level 3 securities at $0 value as of December 31, 2017.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$107,346,335	$—		$107,346,335
Corporate Debt	—	306,332,866	0	**	306,332,866
Mortgage Backed Securities - Private Issuers	—	87,463,116	—		87,463,116
Mortgage Backed Securities - U.S. Government Agency Obligations	—	208,607,448	—		208,607,448

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Obligations	$—	$9,410,855	$—	$9,410,855
Sovereign Debt Obligations	—	8,906,653	—	8,906,653
U.S. Government and Agency Obligations	—	98,891,422	—	98,891,422

Total Debt Obligations	—	826,958,695	0	826,958,695

Short-Term Investments
Bank Deposits	—	15,320,556	—	15,320,556
Mutual Fund - Securities Lending Collateral	17,546,415	—	—	17,546,415

Total Short-Term Investments	17,546,415	15,320,556	—	32,866,971

Futures Contracts†
Buys	152,534	—	—	152,534
Sales	34,821	—	—	34,821

Total Futures Contracts	187,355	—	—	187,355

Swaps
Centrally Cleared Interest Rate Swaps†	—	329,670	—	329,670

Total Swaps	—	329,670	—	329,670

Total	$17,733,770	$842,608,921	$0	$860,342,691

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(281,354)	$—	$—	$(281,354)
Sales	(36,830)	—	—	(36,830)

Total Futures Contracts	(318,184)	—	—	(318,184)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(171,508)	—	(171,508)

Total Swaps	—	(171,508)	—	(171,508)

Total	$(318,184)	$(171,508)	$—	$(489,692)

**	Represents one or more Level 3 securities at $0 value as of December 31, 2017.
†	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Corporate Debt	$—	$284,251,824	$0	**	$284,251,824
Sovereign Debt Obligations	—	309,640,785	—		309,640,785

Total Debt Obligations	—	593,892,609	0		593,892,609

Common Stocks
Common Stocks	2,873,178	133,048	0	**	3,006,226

Total Common Stocks	2,873,178	133,048	0		3,006,226

Equities
Convertible Preferred Stock	—	368,015	—		368,015

Total Equities	—	368,015	—		368,015

Warrants
Warrants	2,575	6	—		2,581

Total Warrants	2,575	6	—		2,581

Short-Term Investments
Bank Deposits	—	15,827,328	—		15,827,328
Mutual Fund - Securities Lending Collateral	27,837,132	—	—		27,837,132
Sovereign Debt Obligations	—	5,065,640	—		5,065,640

Total Short-Term Investments	27,837,132	20,892,968	—		48,730,100

Futures Contracts†
Buys	345,742	—	—		345,742
Sales	113,568	—	—		113,568

Total Futures Contracts	459,310	—	—		459,310

Forward Foreign Currency Contracts†	—	6,143,003	—		6,143,003

Total Forward Foreign Currency Contracts	—	6,143,003	—		6,143,003

Total	$31,172,195	$621,429,649	$0		$652,601,844

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$—	$(5,536,492)	$—	$(5,536,492)

Total Forward Foreign Currency Contracts	—	(5,536,492)	—	(5,536,492)

Total	$—	$(5,536,492)	$—	$(5,536,492)

**	Represents one or more Level 3 securities at $0 value as of December 31, 2017.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Austria	$3,428,315	$—	$—	$3,428,315
Bermuda	12,721,784	—	—	12,721,784
Brazil	65,711,642	—	—	65,711,642
British Virgin Islands	1,492,020	—	—	1,492,020
Cayman Islands	142,916,955	—	—	142,916,955
Chile	7,484,265	—	—	7,484,265
China	92,003,400	—	—	92,003,400
Cyprus	686,668	—	—	686,668
France	1,553,858	—	—	1,553,858
Greece	905,152	—	—	905,152
Hong Kong	44,170,485	—	—	44,170,485
Hungary	9,875,586	—	—	9,875,586
India	111,286,931	—	—	111,286,931
Indonesia	27,828,659	—	—	27,828,659
Isle of Man	434,661	—	—	434,661
Japan	2,495,815	—	—	2,495,815
Luxembourg	3,048,277	—	—	3,048,277
Malaysia	13,811,495	—	—	13,811,495
Mexico	31,053,428	—	—	31,053,428
Netherlands	2,858,060	—	—	2,858,060
Philippines	3,081,751	—	—	3,081,751
Poland	6,618,582	—	—	6,618,582
Qatar	904,098	—	—	904,098
Russia	19,189,960	—	—	19,189,960
Singapore	3,791,937	—	—	3,791,937
South Africa	61,903,659	—	—	61,903,659

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
South Korea	$136,499,124	$—	$—	$136,499,124
Sweden	920,498	—	—	920,498
Switzerland	1,271,920	—	—	1,271,920
Taiwan	104,998,342	—	—	104,998,342
Thailand	13,910,891	19,049,277	—	32,960,168
Turkey	20,031,195	—	—	20,031,195
United Arab Emirates	13,868,653	—	—	13,868,653
United Kingdom	16,474,602	—	—	16,474,602
United States	15,306,641	—	—	15,306,641

Total Common Stocks	994,539,309	19,049,277	—	1,013,588,586

Preferred Stocks
Brazil	23,117,485	—	—	23,117,485
Colombia	377,847	—	—	377,847
Germany	1,151,537	—	—	1,151,537

Total Preferred Stocks	24,646,869	—	—	24,646,869

Short-Term Investments
Bank Deposits	—	90,203,856	—	90,203,856
Investment Fund	9,492,767	—	—	9,492,767
Mutual Fund - Securities Lending Collateral	2,892,523	—	—	2,892,523
U.S. Government and Agency Obligations	—	2,389,487	—	2,389,487

Total Short-Term Investments	12,385,290	92,593,343	—	104,978,633

Futures Contracts†
Buys	2,396,956	—	—	2,396,956
Sales	11,051	—	—	11,051

Total Futures Contracts	2,408,007	—	—	2,408,007

Synthetic Futures	—	830,471	—	830,471

Total Synthetic Futures	—	830,471	—	830,471

Forward Foreign Currency Contracts†	—	7,077,771	—	7,077,771

Total Forward Foreign Currency Contracts	—	7,077,771	—	7,077,771

Total	$1,033,979,475	$119,550,862	$—	$1,153,530,337

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Sales	$(333,120)	$—	$—	$(333,120)

Total Futures Contracts	(333,120)	—	—	(333,120)

Synthetic Futures	—	(797,506)	—	(797,506)

Total Synthetic Futures	—	(797,506)	—	(797,506)

Forward Foreign Currency Contracts†	—	(5,611,830)	—	(5,611,830)

Total Forward Foreign Currency Contracts	—	(5,611,830)	—	(5,611,830)

Total	$(333,120)	$(6,409,336)	$—	$(6,742,456)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$10,326,311	$—	$—	$10,326,311
Austria	6,158,194	—	—	6,158,194
Bahamas	30,378	—	—	30,378
Belgium	3,797,090	—	—	3,797,090
Bermuda	11,824,379	—	—	11,824,379
Canada	31,688,202	—	—	31,688,202
Denmark	3,755,472	—	—	3,755,472
Finland	3,413,871	—	—	3,413,871
France	22,902,684	—	—	22,902,684
Germany	16,434,898	—	—	16,434,898
Hong Kong	8,948,848	—	—	8,948,848
Ireland	5,239,769	—	—	5,239,769
Israel	6,771,592	—	—	6,771,592
Italy	3,092,336	—	—	3,092,336
Japan	47,440,190	—	—	47,440,190
Liberia	989,785	—	—	989,785
Luxembourg	3,614,329	—	—	3,614,329
Netherlands	6,154,513	—	—	6,154,513
New Zealand	6,030,339	—	—	6,030,339
Norway	7,457,611	—	—	7,457,611
Panama	1,573,566	—	—	1,573,566

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Portugal	$259,230	$—	$—	$259,230
Singapore	8,340,872	—	—	8,340,872
Spain	1,614,099	—	—	1,614,099
Sweden	10,845,958	—	—	10,845,958
Switzerland	52,218,113	—	—	52,218,113
United Kingdom	53,716,944	—	—	53,716,944
United States	523,950,202	—	—	523,950,202

Total Common Stocks	858,589,775	—	—	858,589,775

Investment Companies
United Kingdom	162,496	—	—	162,496

Total Investment Companies	162,496	—	—	162,496

Preferred Stocks
Germany	2,149,550	—	—	2,149,550
Japan	166,179	—	—	166,179
Sweden	98,764	—	—	98,764

Total Preferred Stocks	2,414,493	—	—	2,414,493

Short-Term Investments
Bank Deposits	—	88,515,175	—	88,515,175
Mutual Fund - Securities Lending Collateral	4,279,935	—	—	4,279,935
U.S. Government and Agency Obligations	—	2,142,314	—	2,142,314

Total Short-Term Investments	4,279,935	90,657,489	—	94,937,424

Futures Contracts†
Buys	321,428	—	—	321,428

Total Futures Contracts	321,428	—	—	321,428

Total	$865,768,127	$90,657,489	$—	$956,425,616

†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

The following tables show transfers between Level 1 and Level 2 of the fair value hierarchy:

Non-US Core Equity

	Transfers In			Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Common Stocks	$97,604	**	$—	$—	$97,604	**

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

Opportunistic Fixed

	Transfers In			Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Common Stocks	$475,698	**	$—	$—	$475,698	**

Warrants	2,575	**	—	—	2,575	**

Emerging Markets

	Transfers In				Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$790,782	**	$4,643,539	*	$4,643,539	*	$790,782	**

Global Low Volatility

	Transfers In			Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Common Stocks	$56,760	**	$—	$—	$56,760	**

*	Transfers occurred between Level 1 and Level 2 as a result of foreign securities not receiving an exchange traded price.
**	Transfers occurred between Level 1 and Level 2 as a result of foreign securities receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

The following tables include a rollforward of the amounts for the period ended December 31, 2017 for financial instruments classified as Level 3:

Non-US Core Equity

Investments in Securities	Balance as of March 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2017
COMMON STOCKS
Portugal	$0^	$—	$—	$—	$—	$0^^	$—
Spain	0^	—	—	—	—	0^^	—

Total	$0^	$—	$—	$—	$—	$0^^	$—

^	Represents one security at $0 value as of March 31, 2017.
^^	Represents one security at $0 value as of December 31, 2017.

Core Fixed

Investments in Securities	Balance as of March 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2017
DEBT OBLIGATIONS
Corporate Debt	$0^	$—	$—	$—	$—	$0^^	$—

Total	$0^	$—	$—	$—	$—	$0^^	$—

^	Represents one security at $0 value as of March 31, 2017.
^^	Represents one security at $0 value as of December 31, 2017.

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

Opportunistic Fixed

Investments in Securities	Balance as of March 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Net Purchases	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2017
DEBT OBLIGATIONS
Corporate Debt	$0^	$—	$—	$—	$—	$0^^	$—
COMMON STOCKS
Diversified Financial Services	0^	—	—	—	—	0^^	—
WARRANTS
Oil & Gas	0^	—	6	(6)	—	—	—

Total	$0^	$—	$6	$(6)	$—	$—	$—

^	Represents one or more securities at $0 value as of March 31, 2017.
^^	Represents one or more securities at $0 value as of December 31, 2017.

Investments in Derivative Instruments

Non-US Core Equity, Emerging Markets and Global Low Volatility held rights during the period as a result of corporate actions. Opportunistic Fixed held warrants during the period as a result of corporate actions.

At December 31, 2017 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap

ASSET DERIVATIVES
	Equity Risk	Total
Futures Contracts(3)	$1,661	$1,661

Total Value	$1,661	$1,661

LIABILITY DERIVATIVES
	Equity Risk	Total
Futures Contracts(3)	$(11,721)	$(11,721)

Total Value	$(11,721)	$(11,721)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Equity Risk	Total
Futures Contracts	84	84

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

Small/Mid Cap

LIABILITY DERIVATIVES
	Equity Risk	Total
Futures Contracts(3)	$(57,952)	$(57,952)

Total Value	$(57,952)	$(57,952)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Equity Risk	Total
Futures Contracts	320	320

Non-US Core Equity

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Rights(1)	$—	$160,562	$160,562
Futures Contracts(3)	—	1,253,600	1,253,600
Forward Foreign Currency Contracts(2)	852,974	—	852,974

Total Value	$852,974	$1,414,162	$2,267,136

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Foreign Currency Risk	Equity Risk	Total
Rights	$—	$253,363	$253,363
Futures Contracts	—	788	788
Forward Foreign Currency Contracts	$(14,166,269)	$—	$(14,166,269)

Core Fixed

ASSET DERIVATIVES
	Credit Risk	Interest Rate Risk	Total
Futures Contracts(3)	$—	$187,355	$187,355
Centrally Cleared Swap Contracts**(4)	—	329,670	329,670

Total Value	$—	$517,025	$517,025

LIABILITY DERIVATIVES
	Credit Risk	Interest Rate Risk	Total
Futures Contracts(3)	$—	$(318,184)	$(318,184)
Centrally Cleared Swap Contracts**(4)	—	(171,508)	(171,508)

Total Value	$—	$(489,692)	$(489,692)

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Credit Risk	Interest Rate Risk	Total
Options Purchased	—	273	273
Options Written	—	(288,833)	(288,833)
Swaps Contracts	17,000,000	98,025,889	115,025,889
Futures Contracts	—	732	732

Opportunistic Fixed

ASSET DERIVATIVES
	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Warrants(1)	$—	$—	$2,581	$2,581
Futures Contracts(3)	—	459,310	—	459,310
Forward Foreign Currency Contracts(2)†	6,143,003	—	—	6,143,003

Total Value	$6,143,003	$459,310	$2,581	$6,604,894

LIABILITY DERIVATIVES
	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)†	$(5,536,492)	$—	$—	$(5,536,492)

Total Value	$(5,536,492)	$—	$—	$(5,536,492)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Warrants	—	—	9,814	9,814
Futures Contracts	—	2,195	—	2,195
Forward Foreign Currency Contracts†	19,592,487	—	—	19,592,487

Emerging Markets

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)††	$—	$3,238,478	$3,238,478
Forward Foreign Currency Contracts(2)	7,077,771	—	7,077,771

Total Value	$7,077,771	$3,238,478	$10,316,249

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$(5,611,830)	$—	$(5,611,830)
Futures Contracts(3)††	—	(1,130,626)	(1,130,626)

Total Value	$(5,611,830)	$(1,130,626)	$(6,742,456)

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Foreign Currency Risk	Equity Risk	Total
Rights	—	337,860	337,860
Futures Contracts	—	187,127,273	187,127,273
Forward Foreign Currency Contracts	35,117,978	—	35,117,978

Global Low Volatility

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$30,864	$290,564	$321,428

Total Value	$30,864	$290,564	$321,428

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Foreign Currency Risk	Equity Risk	Total
Rights	—	79,375	79,375
Futures Contracts	23	420	443

**	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments.
†	Includes Cross Currency Foreign Currency Contracts.
††	Includes Synthetic Futures.
(1)	As shown within the Schedule of Investments.
(2)	As shown in the Forward Foreign Currency Contracts/Cross Currency Foreign Currency Contracts table within the Schedule of Investments.
(3)	As shown in the Futures Contracts and Synthetic Futures tables within the Schedule of Investments.
(4)	As shown in the Centrally Cleared Interest Rate Swaps, Centrally Cleared Credit Default Swaps and Credit Default Swaps tables within the Schedule of Investments.
(5)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended December 31, 2017.

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

(c)  Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at December 31, 2017. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at December 31, 2017 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap	$33,398,497	$9,164,173	$24,973,194
Small/Mid Cap	118,479,240	22,697,716	99,398,198
Non-US Core Equity	43,648,668	29,693,337	16,318,844

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Core Fixed	$28,660,735	$17,546,415	$11,697,888
Opportunistic Fixed	27,297,069	27,837,132	—
Emerging Markets	21,855,083	2,892,523	19,811,746
Global Low Volatility	24,205,591	4,279,935	20,745,386

For Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at December 31, 2017, with a contractual maturity of overnight and continuous.

For Core Fixed and Opportunistic Fixed, the values of the security loan obligations are classified as follows at December 31, 2017:

Core Fixed

	Remaining Contractual Maturity of the Agreements As of December 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Debt	$17,208,789	$—	$—	$—	$17,208,789
Sovereign Debt Obligations	337,626	—	—	—	337,626

Total	$17,546,415	$—	$—	$—	$17,546,415

Total Borrowings	$17,546,415	$—	$—	$—	$17,546,415

Gross amount of recognized liabilities for securities lending transactions					$17,546,415

Opportunistic Fixed

	Remaining Contractual Maturity of the Agreements As of December 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$576,094	$—	$—	$—	$576,094
Corporate Debt	27,261,038	—	—	—	27,261,038

Total	$27,837,132	$—	$—	$—	$27,837,132

Total Borrowings	$27,837,132	$—	$—	$—	$27,837,132

Gross amount of recognized liabilities for securities lending transactions					$27,837,132

(e)  Repurchase agreements

A Fund may enter into a repurchase agreement under the terms of a Master Repurchase Agreement (“MRA”) where the Fund purchases securities from a bank or broker/dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements are fully collateralized and the collateral is marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

An MRA permits the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive or post securities as collateral with a market value in excess of the repurchase price to be paid or received by the Funds upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds would recognize a liability with respect to such excess collateral to reflect the Funds’ obligation under bankruptcy law to return the excess to the counterparty. As of December 31, 2017, none of the Funds held open repurchase agreements.

(f)  Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statement of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund

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would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The equity swaps in which the Funds may invest involve agreements with a counterparty. The return to the Funds on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Funds will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the counterparty risk of swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

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Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) enacted in 2010, a regulatory framework for certain OTC derivatives, such as swaps was enacted. The Dodd-Frank Act requires certain swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants who were not previously required to register are regulated as swap dealers or swap participants, and are subject to certain minimum capital and margin requirements and business conduct standards.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

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Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended December 31, 2017, Core Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed Schedule of Investments for a listing of open swap agreements as of December 31, 2017.

(g)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate

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members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Fund.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future operates like a swap transaction and uses equity index swaps on equity index futures. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statement of Operations.

During the period ended December 31, 2017, Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Schedules of Investments for a listing of open futures contracts as of December 31, 2017.

(h)  Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any

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unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

During the period ended December 31, 2017, Core Fixed used options to manage interest rate and volatility exposure.

(i)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended December 31, 2017, Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Non-US Core Equity and Emerging Markets used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Non-US Core Equity, Opportunistic Fixed and Emerging Markets Schedules of Investments for a listing of open forward foreign currency contracts as of December 31, 2017.

(j)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign

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exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

A Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

See the Schedules of Investments for TBA and when-issued securities held as of December 31, 2017.

(l)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the

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underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of December 31, 2017.

(m)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed as of December 31, 2017.

(n)  Mortgage dollar roll and treasury roll transactions

The Funds may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds may enter into treasury roll transactions. In a treasury roll transaction the Fund sells a treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price at a future settlement date. The Fund receives cash from the sale of the treasury security to use for other investment purposes. The difference between the sale and repurchase price represents net interest income or net interest expense. Under GAAP, the treasury roll transaction is accounted for as a financing transaction and not as a purchase or sale. During the term of the borrowing the Fund records the related interest income or interest expenses on an accrual basis. Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to repurchase may decline below the agreed upon repurchase price of those securities.

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Treasury roll transactions are entered into by the Funds under an MRA. An MRA permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With treasury roll transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund obligation under bankruptcy law to return the excess to the counterparty. The Funds did not hold open mortgage dollar rolls or treasury rolls as of December 31, 2017.

(o)  Bank loans

Core Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At December 31, 2017, the Funds held no unfunded loan commitments.

(p)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(q)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

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(r)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

(s)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

3.	Federal income taxes

As of December 31, 2017, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments and derivatives were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap	$460,889,765	$101,103,239	$(6,268,018)	$94,835,221
Small/Mid Cap	810,955,934	206,747,946	(22,735,537)	184,012,409
Non-US Core Equity	2,074,450,759	426,249,270	(46,595,768)	379,653,502
Core Fixed	858,486,270	12,534,764	(10,902,875)	1,631,889
Opportunistic Fixed	642,597,097	31,281,005	(26,812,750)	4,468,255
Emerging Markets	975,252,489	191,154,150	(19,618,758)	171,535,392
Global Low Volatility	816,749,300	147,958,976	(8,282,660)	139,676,316

The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Subsequent events

Management has determined that no material events or transactions occurred subsequent to December 31, 2017 through the date the schedules of investments were filed with the Securities and Exchange Commission that would require additional disclosure.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercer Funds

By:	/S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date:	February 20, 2018

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date:	February 20, 2018

By:	/S/ Janice Desmond
Janice Desmond Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2018